UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds
 (Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, California 90210
 (Address of principal executive offices) (Zip code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

CITY NATIONAL ROCHDALE FUNDS

2015 SEMI-ANNUAL REPORT

MARCH 31, 2015

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Report

2	Letter to Our Shareholders
5	Schedule of Investments/Consolidated Schedule of Investments
108	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
112	Statements of Operations/Consolidated Statement of Operations
116	Statements of Changes in Net Assets/Consolidated Statement of Changes in Net Assets
122	Consolidated Statement of Cash Flows
124	Financial Highlights/Consolidated Financial Highlights
129	Notes to Financial Statements/Consolidated Notes to Financial Statements
146	Disclosure of Fund Expenses
149	Board Approval of Advisory and Sub-Advisory Agreements

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds’ Form N-Q filings are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q filing is also available on the Funds’ website at www. citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

letter to our shareholders
March 31, 2015 (Unaudited)

Dear Shareholders,

This semi-annual report covers the six-month period ended March 31, 2015. Calendar year 2014 was in many ways a tale of two halves, as the relatively serene market backdrop during the first half of the year (excluding January) fast evolved into a much more capricious environment for investors. Risk assets across a broad range of geographies and asset classes were sharply impacted by the swift downturn in Oil prices, which experienced a 44% decline over the six-month period ending March 31st. Aside from the Energy story, interest rate compression and the rapid strengthening of the US Dollar have dominated financial headlines as of late. European Quantitative Easing (QE) efforts appear poised for a lengthy pursuit, targeting a €1 trillion balance sheet expansion at a pace of €60 billion in government bond purchases per month. Launched in early March, the European Central Bank’s objective to lower borrowing costs and spur inflation across the Eurozone will inevitably be accompanied by bouts of volatility as global markets react.

From a performance standpoint, 2015 places most equity indices squarely in the black though the end of Q1. Domestic large cap stocks have been outpaced by their foreign counterparts, with developed economies generally outperforming emerging markets. Japanese equities have been among the strongest performers in 2015, as the impact of monetary stimulus, improving corporate profit margins, and relatively attractive valuations have garnered investor support. Within fixed income markets, falling interest rates over the last six months have provided a lift to most domestic bond prices, with the exception of the lowest rated high yield credits which struggled to overcome selling pressure across the Energy sector towards the latter half of 2014. Bond yields outside the United States have been mixed, as geopolitical concerns and macroeconomic uncertainty have driven sovereign spreads wider in some countries (i.e., Russia, Brazil); while other countries continue to maintain the illusion of relative safety (i.e., Germany, Japan). Market reactions to political developments and policy implementation around the world continue to remind investors of the ever-present interconnectivity of global financial markets in today’s day and age.

Though our optimism surrounding most risk assets has generally been well rewarded by the market over the last six months, our positioning has and will likely increasingly lean more towards a cautious orientation in an effort to protect clients from potential downside going forward. After over six bull market years, our conservative nature and mindfulness of expanding asset class valuations around the world leads us to take some chips off the table.

Below is a summary of the asset classes in which the City National Rochdale Funds are invested for the six months ended March 31, 2015.

MONEY MARKET FUNDS

With short term interest rates continuing to hover near zero, we remain committed to helping our clients preserve positive returns by waiving a substantial portion of our fees. The three City National Rochdale money market funds all delivered either flat or positive absolute performance for the six-month period ending with the close of the first quarter. Expectations for a possible interest rate hike in late 2015 have increased as the Federal Reserve seeks to balance the potential ramifications from strengthening labor market conditions, inflation projections, and a general improvement in U.S. growth prospects, with the risk of constraining broader economic recovery trends. As an upward adjustment in interest rates becomes more of a near term possibility, money market investors will be positioned to eventually capture more meaningful income distributions.

BOND FUNDS

At this time last year, the City National Rochdale Municipal High Income Fund had three months of live performance and just over $175 million in total fund assets. The Fund has grown nicely since then, finishing Q1 with roughly $572 million in total assets. Performance for this Fund over the six-month period ending March 31st has been solid, outpacing its benchmark as well as all other CNR fixed income strategies.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

The City National Rochdale Fixed Income Opportunities Fund, which happens to be the largest fund in the CNR fund family at just over $1.5 billion in total assets, continues to attract interest from investors seeking higher levels of income with lower sensitivity to potential interest rate volatility.

U.S. core fixed income markets, as measured by the Barclays U.S. Aggregate Index, posted a 3.4% return over the six-month period ending in Q1, outperforming most other domestic fixed income categories. High quality segments outpaced bonds with lower credit ratings, as the sell-off across the Energy sector in late 2014 disproportionately impacted the high yield market. The recent volatility within corporate credit markets has provided opportunities to both take advantage of mispriced bonds as well as enhance the overall credit quality across many of our fixed income strategies. By maintaining a general bias towards shorter duration portfolios, we are also positioned to defend against an eventual rise in interest rates.

Fixed income strategies continue to play an important role within broadly diversified investment portfolios at City National Rochdale. After a 30-year bull market in bonds, it’s as important as ever to ensure that clients have access to diversified sources of risk premia in an effort to both protect capital and maximize upside potential.

MULTI-ASSET FUND

The City National Rochdale Multi-Asset Fund, which seeks to deliver positive absolute performance in excess of inflation irrespective of the market environment, posted a 2.7% return during the six-month period ending in Q1. By maintaining the flexibility to invest across a wide range of asset classes and geographies, the strategy is well equipped to respond to changing market dynamics and pursue attractive opportunities. Recent enhancements to our investment process and risk management framework should bode well for the strategy’s return prospects going forward.

EQUITY FUNDS

Most of the equity strategies available across the City National Rochdale fund family delivered respectable absolute and relative performance over the six-month period ending March 31st. Companies at the lower end of the market capitalization spectrum outperformed their larger cap peers, as some investors sought to avoid the currency translation headwinds anticipated to weigh more heavily on the income statements of larger organizations. Our Asia-centric Emerging Markets Fund continued to outperform its benchmark by targeting high quality companies growing at a faster rate than the market. The U.S. Core Equity fund outpaced the S&P 500 Index by over 150 basis points during Q1 of 2015, driven largely by strong stock selection within the Information Technology sector. Diversified sources of cash flow within the Dividend & Income Fund have allowed our clients to capture attractive yields while preserving the upside optionality that exists within equity markets.

As always, investment teams for all City National Rochdale strategies will continue to seek out compelling opportunities to deliver high levels of risk-adjusted performance with a distinct focus on downside protection. We thank you for your trust and confidence in our abilities to continue to serve you well through your investment in the City National Rochdale Funds. We remain deeply committed to ensuring that we maintain your confidence and respect as stewards of your capital.

Sincerely,

Bruce Simon
Chief Investment Officer
City National Rochdale, LLC

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reﬂect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

letter to our shareholders
March 31, 2015 (Unaudited) (Continued)

Investing involves risk, including the loss of principal.

Past performance is no guarantee of future results.

Fund expenses have been waived during the period on which the performance is based. Without waivers, performance would be lower.

This material represents the manager’s assessment of the portfolios and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

City National Rochdale Funds do not generally accept investments by non-U.S. persons and may not be available in all states.

S&P 500 Index is a broad-based market-weighted average of U.S. blue-chip companies.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [77.9%]
FAMC, MTN
0.140%, 05/08/15	$50,000	$49,999
0.195%, 09/09/15	30,000	29,995
FAMC DN (B)
0.080%, 06/03/15	50,000	49,993
0.150%, 08/25/15	50,000	49,970
FFCB
0.186%, 04/07/15(A)	80,000	80,028
0.142%, 04/11/15(A)	58,000	57,992
0.135%, 04/16/15(A)	50,000	49,993
0.268%, 04/19/15(A)	50,000	50,059
0.193%, 04/23/15(A)	26,500	26,501
0.130%, 06/17/15	88,405	88,399
FHLB
0.110%, 04/07/15	36,700	36,700
0.140%, 04/10/15(A)	95,000	95,003
0.140%, 04/15/15(A)	20,000	20,000
0.135%, 04/16/15(A)	50,000	50,000
0.070%, 04/22/15	28,525	28,524
0.154%, 04/25/15(A)	65,000	65,009
0.070%, 04/29/15	184,000	183,996
0.170%, 07/22/15	50,000	49,998
0.125%, 08/07/15	5,650	5,648
0.200%, 08/19/15	40,900	40,904
0.210%, 08/28/15	50,000	50,005
0.200%, 09/10/15	32,790	32,791
0.200%, 09/17/15	45,000	45,001
0.200%, 09/25/15	40,000	39,999
0.170%, 10/16/15	50,000	49,994
0.190%, 11/17/15	50,000	49,988
0.270%, 02/05/16	37,700	37,683
FHLB DN (B)
0.061%, 04/10/15	147,000	146,998
0.065%, 04/15/15	75,000	74,998
0.070%, 04/17/15	37,200	37,199
0.063%, 04/22/15	171,202	171,196
0.070%, 04/24/15	75,000	74,997
0.070%, 05/01/15	31,501	31,499
0.122%, 05/06/15	67,178	67,170
0.060%, 05/08/15	100,000	99,994
0.073%, 05/13/15	250,000	249,979

Description	Face Amount (000)	Value (000)
0.075%, 05/26/15	$61,000	$60,993
0.075%, 06/03/15	13,100	13,098
0.072%, 06/05/15	90,000	89,988
0.095%, 06/15/15	100,000	99,980
0.080%, 06/24/15	50,000	49,991
0.150%, 09/08/15	65,000	64,957
FHLMC (A)
0.165%, 04/16/15	50,000	50,005
0.155%, 04/16/15	50,000	50,003
0.163%, 04/26/15	50,000	50,005
FHLMC DN (B)
0.120%, 09/02/15	100,000	99,949
FNMA
4.375%, 10/15/15	14,000	14,315
0.500%, 03/30/16	35,203	35,254

Total U.S. Government Agency Obligations
(Cost $3,046,740)		3,046,740

Municipal Bonds [6.7%]
California [1.7%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.030%, 04/02/15(A) (C)	15,000	15,000
Anaheim, Housing Authority, Sea Wind Apartments Project, Ser C, RB, FNMA, AMT
0.030%, 04/02/15(A) (C)	6,300	6,300
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.030%, 04/02/15(A) (C)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.030%, 04/02/15(A) (C)	28,450	28,450
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.030%, 04/02/15(A) (C)	9,000	9,000

Total California		66,750

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Government Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Florida [0.2%]
Duval County, Housing Finance Authority, Camri Green Apartments Project, RB, FNMA, AMT
0.040%, 04/02/15(A) (C)	$6,500	$6,500

New York [3.7%]
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
0.020%, 04/02/15(A) (C)	13,500	13,500
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
0.020%, 04/02/15(A) (C)	9,350	9,350
New York State, Housing Finance Agency, 345 East 94th Street Project, Ser A, RB, FHLMC, AMT
0.030%, 04/01/15(A) (C)	13,300	13,300
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.030%, 04/01/15(A) (C)	18,100	18,100
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.030%, 04/01/15(A) (C)	23,800	23,800
New York State, Housing Finance Agency, 750 6th Avenue Project, Ser A, RB, FNMA, AMT
0.030%, 04/01/15(A) (C)	7,500	7,500
New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
0.020%, 04/01/15(A) (C)	15,000	15,000
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.030%, 04/01/15(A) (C)	25,500	25,500
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.030%, 04/01/15(A) (C)	20,000	20,000

Total New York		146,050

Description	Face Amount (000)	Value (000)
Texas [0.7%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.040%, 04/01/15(A) (C)	$13,395	$13,395
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.040%, 04/02/15(A) (C)	13,390	13,390

Total Texas		26,785

Washington [0.4%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.040%, 04/02/15(A) (C)	16,295	16,295

Total Municipal Bonds
(Cost $262,380)		262,380

U.S. Treasury Obligations (A) [4.1%]
U.S. Treasury Note
0.104%, 04/07/15	130,000	130,007
0.080%, 04/07/15	30,000	29,997

Total U.S. Treasury Obligations
(Cost $160,004)		160,004

Repurchase Agreements (D) [10.2%]
Bank of America
0.090, dated 03/31/15, repurchased on 04/01/15, repurchased price $295,000,738 (collateralized by various U.S. Treasury Notes, par values ranging from $21,100,000 to $80,100,000, 0.125% - 3.500%, 01/15/16 to 02/15/39; with a total market value $300,900,071)	295,000	295,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Barclays
0.100, dated 03/31/15, repurchased on 04/01/15, repurchased price $30,000,083 (collateralized by various U.S. Treasury Notes, par values ranging from $100 to $22,900,000, 0.000% - 2.125%, 06/04/15 to 08/31/19; with a total market value $30,600,017)	$30,000	$30,000
Goldman Sachs
0.060, dated 03/31/15, repurchased on 04/01/15, repurchased price $75,000,125 (collateralized by various U.S. Treasury Notes, par values ranging from $43,300,000 to $55,400,000, 0.000% - 2.000%, 11/15/21 to 05/15/36; with a total market value $76,500,000)	75,000	75,000

Total Repurchase Agreements
(Cost $400,000)		400,000

Short-Term Investment [1.1%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%**	43,627,269	43,627

Total Short-Term Investment
(Cost $43,627)		43,627

Total Investments [100.0%]
(Cost $3,912,751)		$3,912,751

Percentages are based on Net Assets of $3,913,038 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2015.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2015.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(C)	Put and Demand Feature — The date reported is the next reset or put date.

(D)	Tri-Party Repurchase Agreement.

ABAG — Association of Bay Area Governments

AMT — Alternative Minimum Tax (subject to)

DN — Discount Note

FAMC — Federal Agriculture Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$3,046,740	$—	$3,046,740
Municipal Bonds	—	262,380	—	262,380
U.S. Treasury Obligations	—	160,004	—	160,004
Repurchase Agreements	—	400,000	—	400,000
Short-Term Investment	43,627	—	—	43,627
Total Investments in Securities	$43,627	$3,869,124	$—	$3,912,751

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)
Commercial Paper [63.3%]
Banks [34.6%]
Australia and New Zealand Banking Group (A)
0.190%, 04/23/15	$35,000	$34,996
Bank of Nova Scotia (A)
0.260%, 07/27/15	20,000	19,983
Bank of Tokyo-Mitsubishi UFJ NY
0.100%, 04/06/15	30,000	29,999
Commonwealth Bank of Australia (A)
0.250%, 07/06/15	10,000	9,993
Credit Suisse NY
0.180%, 05/01/15	20,000	19,997
0.220%, 05/19/15	10,000	9,997
HSBC USA
0.270%, 07/02/15	10,000	9,993
National Australia Bank (A)
0.230%, 08/04/15	20,000	19,984
Natixis NY
0.240%, 05/04/15	20,000	19,996
Nordea Bank (A)
0.210%, 04/08/15	10,000	10,000
Societe Generale North America
0.190%, 05/01/15	20,000	19,997
Standard Chartered Bank (A)
0.240%, 04/06/15	10,000	10,000
Sumitomo Corp of Americas
0.200%, 05/11/15	20,000	19,995
0.240%, 06/05/15	10,000	9,996
Sumitomo Mitsui Banking (A)
0.240%, 04/02/15	10,000	10,000
0.240%, 05/19/15	20,000	19,994
Toronto-Dominion Holdings USA (A)
0.250%, 09/01/15	30,000	29,968

Description	Face Amount (000)	Value (000)
Westpac Banking (A)
0.260%, 06/19/15	$35,000	$34,980

Total Banks		339,868

Energy [2.5%]
ConocoPhillips (A)
0.160%, 04/06/15	24,238	24,237

Financial Services [22.1%]
AllianceBernstein (A)
0.100%, 04/01/15	29,000	29,000
Allianz Finance (A)
0.310%, 05/04/15	8,200	8,198
Caisse Centrale Desjardins (A)
0.340%, 08/27/15	15,000	14,979
Collateralized Commercial Paper
0.330%, 08/03/15	15,000	14,983
0.350%, 09/08/15	15,000	14,977
Fortis Funding (A)
0.110%, 04/01/15	30,000	30,000
General Electric Capital
0.200%, 04/28/15	20,000	19,997
0.380%, 11/10/15	10,000	9,976
John Deere Canada ULC (A)
0.100%, 04/16/15	10,000	10,000
Liberty Street Funding (A)
0.130%, 04/13/15	10,000	9,999
MetLife Short Term Funding (A)
0.120%, 04/01/15	20,000	20,000
0.110%, 04/13/15	10,000	10,000
Mizuho Funding (A)
0.250%, 04/06/15	25,000	24,999

Total Financial Services		217,108

Health Care [3.0%]
UnitedHealth Group (A)
0.270%, 05/11/15	30,000	29,991

Schools [1.1%]
University of California
0.180%, 04/20/15	11,116	11,115

Total Commercial Paper
(Cost $622,319)		622,319

See accompanying notes to financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Prime Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Certificates of Deposit [15.8%]
Banco Del Estado De Chile
0.270%, 07/08/15	$35,000	$35,000
Bank of America
0.230%, 07/07/15	30,000	30,000
Bank of Montreal
0.280%, 09/23/15	30,000	30,000
Korea Development Bank NY
0.220%, 06/03/15	30,000	30,000
Norinchukin Bank
0.260%, 04/02/15	10,000	10,000
0.230%, 04/27/15	20,000	20,000

Total Certificates of Deposit
(Cost $155,000)		155,000

Municipal Bonds [4.7%]
California [1.5%]
Southern California, Metropolitan Water District, Ser B-3, RB
0.010%, 04/01/15(B) (C)	15,000	15,000

Texas [3.2%]
Lower Neches Valley, Industrial Development Authority, Exxon Mobil Project, RB
0.010%, 04/01/15(B) (C)	16,700	16,700
Lower Neches Valley, Industrial Development Authority, Exxon-Mobil Project, RB
0.010%, 04/01/15(B) (C)	14,102	14,102

Total Texas		30,802

Total Municipal Bonds
(Cost $45,802)		45,802

U.S. Government Agency Obligation (B) [1.5%]
FFCB
0.186%, 04/07/15	15,000	15,005

Total U.S. Government Agency Obligation
(Cost $15,005)		15,005

U.S. Treasury Obligation [1.0%]
U.S. Treasury Note
2.125%, 05/31/15	10,000	10,033

Total U.S. Treasury Obligation
(Cost $10,033)		10,033

Description	Face Amount (000)/Shares	Value (000)
Repurchase Agreements (D) [9.7%]
Bank of America
0.090, dated 03/31/15, repurchased on 04/01/15, repurchased price $45,000,113 (collateralized by a U.S. Treasury Note, par value $98,300,000, 0.000%, 02/15/44; with a total market value $45,900,033)	$45,000	$45,000
Goldman Sachs
0.060, dated 03/31/15, repurchased on 04/01/15, repurchased price $50,000,181 (collateralized by a U.S. Government Agency Obligations, par value $49,061,000, 0.000%-5.375%, 04/24/15-12/01/26; with a total market value $50,957,000)	50,000	50,000

Total Repurchase Agreements
(Cost $95,000)		95,000

Short-Term Investment [4.0%]
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	39,717,436	39,718

Total Short-Term Investment
(Cost $39,718)		39,718

Total Investments [100.0%]
(Cost $982,877)		$982,877

Percentages are based on Net Assets of $982,842 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2015.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2015, the value of these securities amounted to $411,301 (000), representing 41.8% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2015.

(C)	Put and Demand Feature — The date reported is the next reset date or put date.

(D)	Tri-Party Repurchase Agreement.

Cl — Class

FFCB — Federal Farm Credit Bank

NY — New York

RB — Revenue Bond

Ser — Series

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Prime Money Market Fund (concluded)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000).

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$622,319	$—	$622,319
Certificates of Deposit	—	155,000	—	155,000
Municipal Bonds	—	45,802	—	45,802
U.S. Government Agency Obligation	—	15,005	—	15,005
U.S. Treasury Obligation	—	10,033	—	10,033
Repurchase Agreements	—	95,000	—	95,000
Short-Term Investment	39,718	—	—	39,718
Total Investments in Securities	$39,718	$943,159	$—	$982,877

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [86.3%]
Arizona [0.9%]
Maricopa County, Industrial Development Authority, Ser A, RB, FNMA, AMT
0.040%, 04/02/15(A) (B)	$7,815	$7,815
Scottsdale Municipal Property, RB
Pre-Refunded @ 100
4.500%, 07/01/15(C)	200	202

Total Arizona		8,017

California [80.4%]
ABAG Finance Authority for Nonprofit, Ser C, RB
0.010%, 04/01/15(A) (B) (D)	850	850
ABAG, Finance Authority for Nonprofit, RB
Pre-Refunded @ 102
5.750%, 07/01/15(C)	1,015	1,049
Alameda County Joint Powers Authority, Ser 2927Z, RB, AGM
0.030%, 04/01/15(B) (E)	3,490	3,490
Bay Area Toll Authority, RB
0.010%, 04/02/15(A) (B) (D)	4,975	4,975
Bay Area Toll Authority, Ser A-2, RB
0.010%, 04/02/15(A) (B) (D)	6,000	6,000
Bay Area Toll Authority, Ser C-2, RB
0.010%, 04/02/15(A) (B) (D)	4,000	4,000

Description	Face Amount (000)	Value (000)
Big Bear Lake California, Southwest Gas Corporation Project, Ser A, RB, AMT
0.020%, 04/01/15(A) (B) (D)	$11,000	$11,000
California Educational Facilities Authority, Ser L-5, RB
0.010%, 04/01/15(A) (B)	100	100
California Educational Facilities Authority, Ser L-6, RB
0.010%, 04/01/15(A) (B)	200	200
California Educational Facilities Authority, Ser L-7, RB
0.010%, 04/01/15(A) (B)	1,000	1,000
California State University, Ser A, RB
0.040%, 05/06/15	11,035	11,035
California State University, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.000%, 05/01/15(C)	625	627
California State University, Ser C, RB, NATL
Pre-Refunded @ 100
5.000%, 11/01/15(C)	145	149
California State University, Ser C, RB, NATL
Pre-Refunded @ 100
5.000%, 11/01/15(C)	345	355
California State University, Ser C, RB, NATL
Pre-Refunded @ 100
5.000%, 11/01/15(C)	220	226
California State, Department of Water Resources, RB, AGM
Pre-Refunded @ 100
5.000%, 06/01/15(C)	100	101
California State, Department of Water Resources, RB, AGM
Pre-Refunded @ 100
5.000%, 06/01/15(C)	780	786
California State, Department of Water Resources, RB, AGM
Pre-Refunded @ 100
5.000%, 06/01/15(C)	1,960	1,976
California State, Educational Facilities Authority, Stanford University Project, Ser L-4, RB
0.010%, 04/01/15(A) (B)	975	975
California State, GO
Pre-Refunded @ 100
5.000%, 06/01/15(C)	135	136

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
California State, GO, AGM
Pre-Refunded @ 100
4.375%, 06/01/15(C)	$145	$146
California State, RAN
1.500%, 06/22/15	25,000	25,078
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser A, RB
0.010%, 04/02/15(A) (B) (D)	2,100	2,100
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
0.010%, 04/01/15(A) (B) (D)	2,080	2,080
California State, Health Facilities Financing Authority, Catholic Healthcare Project, Ser C, RB, NATL
0.070%, 04/01/15(A) (B) (D)	2,100	2,100
California State, Health Facilities Financing Authority, RB
0.020%, 04/01/15(A) (B)	10,000	10,000
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser C, RB
0.010%, 04/01/15(A) (B)	6,245	6,245
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB
0.010%, 04/01/15(A) (B) (D)	1,050	1,050
California State, Health Facilities Financing Authority, Ser H, RB
0.020%, 04/01/15(A) (B) (D)	800	800
California State, Health Facilities Financing Authority, Ser H, RB
0.020%, 04/01/15(A) (B) (D)	6,400	6,400
California State, Health Facilities Financing Authority, Ser K, RB
0.010%, 04/01/15(A) (B) (D)	5,000	5,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB
0.010%, 04/01/15(A) (B) (D)	10,300	10,300

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.100%, 06/03/15(B)	$18,550	$18,550
California State, Infrastructure & Economic Development Bank, RB
0.040%, 04/02/15(A) (B) (D)	6,245	6,245
California State, Infrastructure & Economic Development Bank, Ser A, RB
0.010%, 04/01/15(A) (B) (D)	3,350	3,350
California State, Kindergarten Project, GO
0.020%, 04/02/15(A) (B) (D)	200	200
California State, Kindergarten Project, GO
0.010%, 04/02/15(A) (B) (D)	500	500
California State, Kindergarten Project, Ser A-1, GO
0.010%, 04/01/15(A) (B) (D)	10,300	10,300
California State, Kindergarten Project, Ser A-2, GO
0.010%, 04/01/15(A) (B) (D)	6,100	6,100
California State, Kindergarten Project, Ser A-3, GO
0.010%, 04/01/15(A) (B) (D)	7,000	7,000
California State, Kindergarten Project, Ser A5, GO
0.010%, 04/01/15(A) (B) (D)	5,550	5,550
California State, Kindergarten Project, Ser B-1, GO
0.010%, 04/01/15(A) (B) (D)	12,200	12,200
California State, Kindergarten Project, Ser B-2, GO
0.010%, 04/01/15(A) (B) (D)	5,800	5,800
California State, Kindergarten Project, Ser B-3, GO
0.010%, 04/01/15(A) (B) (D)	6,850	6,850
California State, Kindergarten Project, Ser B-5, GO
0.010%, 04/02/15(A) (B) (D)	500	500
California State, Public Works Board, Ser A, RB, NATL, ETM
5.000%, 06/01/15	205	207
California State, Public Works Board, Ser C, RB
Pre-Refunded @ 100
5.000%, 04/01/15(C)	3,000	3,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Public Works Board, Ser C, RB, NATL, ETM
5.000%, 09/01/15	$2,000	$2,040
California State, Public Works Board, Ser F, RB, ETM
4.000%, 10/01/15	100	102
California State, Public Works Board, Ser L, RB, NATL
Pre-Refunded @ 100
5.250%, 11/01/15(C)	1,000	1,030
California State, Public Works Board, Various University of California Projects, Ser D, RB
Pre-Refunded @ 100
5.000%, 05/01/15(C)	5,800	5,823
California State, Public Works Board, Various University of California Projects, Ser D, RB
Pre-Refunded @ 100
5.000%, 05/01/15(C)	800	803
California State, Public Works Board, Various University of California Projects, Ser D, RB
Pre-Refunded @ 100
5.000%, 05/01/15(C)	500	502
California State, Public Works Board, Various University of California Projects, Ser D, RB
Pre-Refunded @ 100
5.000%, 05/01/15(C)	3,775	3,790
California State, Ser 2813, GO
0.080%, 04/02/15(A) (B) (E)	8,000	8,000
California State, Ser A-2, GO
0.010%, 04/01/15(A) (B) (D)	2,550	2,550
California State, Ser B, Sub-Ser B-4, GO
0.020%, 04/01/15(A) (B) (D)	1,000	1,000
California State, Ser B-4, GO
0.010%, 04/01/15(A) (B) (D)	1,800	1,800
California State, Ser B-5, RB
0.010%, 04/01/15(A) (B) (D)	21,000	21,000
California State, Ser B-7, GO
0.010%, 04/01/15(A) (B) (D)	4,510	4,510
California State, Sub-Ser A-1, GO
0.010%, 04/01/15(A) (B) (D)	11,250	11,250
California State, Sub-Ser A-2, GO
0.010%, 04/01/15(A) (B) (D)	1,500	1,500
California State, Sub-Ser B-1, GO
0.010%, 04/01/15(A) (B) (D)	21,000	21,000

Description	Face Amount (000)	Value (000)
California Statewide, Communities Development Authority, RB
Pre-Refunded @ 100
5.500%, 05/15/15(C)	$150	$151
California Statewide, Communities Development Authority, John Muir Health Project, Ser A, RB
0.010%, 04/01/15(A) (B) (D)	1,000	1,000
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser B, RB
0.010%, 04/01/15(A) (B)	3,700	3,700
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser D, RB
0.010%, 04/01/15(A) (B)	13,000	13,000
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser PERMANENTE-C-1, RB
0.010%, 04/01/15(A) (B)	1,600	1,600
California Statewide, Communities Development Authority, RB, AMT
0.080%, 04/01/15(A) (B) (D)	300	300
California Statewide, Communities Development Authority, Ser A, RB, AMT
0.080%, 04/01/15(A) (B) (D)	670	670
California Statewide, Communities Development Authority, Ser S, RB, AMT
0.040%, 04/01/15(A) (B) (D)	1,500	1,500
Cerritos, Community College District, GO, AMBAC
Pre-Refunded @ 100
5.000%, 08/01/15(C)	250	254
Chino Valley, Unified School District, Election of 2002, Ser C, GO, NATL
Pre-Refunded @ 100
5.250%, 08/01/15(C)	125	127
Contra Costa Water District, Ser B, RB
5.000%, 10/01/15	1,300	1,331
Contra Costa Water District, Ser N, RB, NATL
Pre-Refunded @ 102
5.000%, 04/01/15(C)	100	102

See accompanying notes to financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
East Bay, Municipal Utility District Water System Revenue, Ser A-2, RB
0.010%, 04/01/15(A) (B)	$100	$100
East Bay, Municipal Utility District, Ser A-3, RB
0.010%, 04/01/15(A) (B)	150	150
East Bay, Regional Park District, Election of 2008, Ser A, GO
1.000%, 09/01/15	1,275	1,280
Eastern Municipal Water District, Ser A, RB
0.030%, 04/02/15(A) (B)	7,500	7,500
Eastern Municipal Water District, Ser C, COP
0.020%, 04/01/15(A) (B)	8,475	8,475
Elsinore Valley, Municipal Water District, Ser A, COP
0.030%, 04/01/15(A) (B) (D)	3,140	3,140
Elsinore Valley, Municipal Water District, Ser B, COP
0.030%, 04/01/15(A) (B) (D)	9,200	9,200
Foothill-De Anza, Community College District, Election of 1999, Ser C, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/15(C)	100	102
Fremont, Unified School District, Election of 2002, Ser B, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15(C)	500	508
Grossmont-Cuyamaca, Community College District, Election of 2002, Ser B, GO, FGIC
Pre-Refunded @ 100
5.000%, 08/01/15(C)	105	107
Irvine Ranch, Water District, SAB
0.010%, 04/02/15(A) (B) (D)	4,000	4,000
Irvine Ranch, Water District, Ser A, SAB
0.010%, 04/01/15(A) (B) (D)	8,365	8,365
Irvine Ranch, Water District, Ser B, SAB
0.020%, 04/01/15(A) (B) (D)	6,060	6,060
Irvine, Unified School District, SPL Tax
0.010%, 04/01/15(A) (B) (D)	5,220	5,220
Irvine, Unified School District, SPL Tax
0.010%, 04/01/15(A) (B) (D)	675	675

Description	Face Amount (000)	Value (000)
Irvine, Unified School District, SPL Tax
0.010%, 04/01/15(A) (B) (D)	$5,250	$5,250
JPMorgan Chase Putters, Ser 3801Z, GO
0.050%, 04/02/15(B) (E)	4,850	4,850
JPMorgan Chase Putters, Ser 4476Z, GO
0.030%, 04/02/15(B) (E)	7,500	7,500
JPMorgan Chase Putters, Ser 4490Z, RB
0.030%, 04/02/15(B) (E)	1,410	1,410
JPMorgan Chase Putters, Ser 4491Z, RB
0.030%, 04/02/15(B) (E)	500	500
JPMorgan Chase Putters, Ser 4495Z, GO
0.030%, 04/02/15(B) (E)	3,050	3,050
JPMorgan Chase Putters, Ser 4497Z, RB
0.030%, 04/02/15(B) (E)	6,750	6,750
JPMorgan Chase Putters, Ser 4498Z, RB
0.030%, 04/02/15(B) (E)	3,000	3,000
JPMorgan Chase Putters, Ser 4499Z, RB
0.030%, 04/02/15(B) (E)	1,625	1,625
JPMorgan Chase Putters, Ser 4512Z, RB
0.030%, 04/02/15(B) (E)	4,605	4,605
JPMorgan Chase Putters, Ser 4513Z, RB
0.030%, 04/02/15(B) (E)	1,385	1,385
JPMorgan Chase Putters, Ser 4515Z, RB
0.030%, 04/02/15(B) (E)	1,835	1,835
Kern, Community College District, GO, AGM
Pre-Refunded @ 100
5.000%, 11/01/15(C)	400	411
Livermore, COP
0.010%, 04/02/15(A) (B) (D)	3,235	3,235
Livermore, COP
0.010%, 04/02/15(A) (B) (D)	3,000	3,000
Los Angeles Community College District, Ser F, GO
5.000%, 08/01/15	3,500	3,558
Los Angeles County Schools, Ser A-1, TRAN
1.500%, 06/01/15	3,000	3,007
Los Angeles County, GO
1.500%, 06/30/15	5,400	5,418

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles County, Metropolitan Transportation Authority, RB, AMBAC
Pre-Refunded @ 100
4.500%, 07/01/15(C)	$105	$106
Los Angeles, Department of Water & Power, Power Systems Project, Sub-Ser A-2, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/15(C)	1,150	1,164
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/15	3,490	3,533
Los Angeles, Department of Water & Power, Ser A, RB
3.000%, 07/01/15	1,000	1,007
Los Angeles, Department of Water & Power, Sub-Ser A-1, RB
0.010%, 04/02/15(A) (B)	10,000	10,000
Los Angeles, Department of Water & Power, Sub-Ser A-1, RB, AGM
5.000%, 07/01/15	200	202
Los Angeles, Department of Water & Power, Sub-Ser A-1, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/15(C)	405	410
Los Angeles, Department of Water & Power, Sub-Ser A-2, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/15(C)	100	101
Los Angeles, Department of Water & Power, Sub-Ser A-2, RB, AGM
Pre-Refunded @ 100
4.750%, 07/01/15(C)	300	303
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.020%, 04/02/15(A) (B)	20,350	20,350
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.010%, 04/02/15(A) (B)	10,600	10,600
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB
0.010%, 04/01/15(A) (B)	2,900	2,900

Description	Face Amount (000)	Value (000)
Los Angeles, Department of Water & Power, Sub-Ser B-4, RB
0.020%, 04/02/15(A) (B)	$2,400	$2,400
Los Angeles, Unified School District, Ser E, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/01/15(C)	1,125	1,139
Los Angeles, Unified School District, Ser E, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/01/15(C)	500	506
Los Angeles, Varous Loans to Lender Program, Ser A, RB, AMT
0.060%, 04/01/15(A) (B) (D)	2,359	2,359
Los Angeles, Wastewater System Revenue, Ser A, RB, NATL
Pre-Refunded @ 100
4.750%, 06/01/15(C)	1,880	1,894
Los Angeles, Wastewater System Revenue, Ser A, RB, NATL
Pre-Refunded @ 100
5.000%, 06/01/15(C)	460	464
Los Angeles, Wastewater System Revenue, Ser A, RB, NATL
Pre-Refunded @ 100
5.000%, 06/01/15(C)	1,750	1,764
Los Angeles, Water & Power Resource Authority, Sub-Ser B-2, RB
0.010%, 04/02/15(A) (B)	100	100
Los Angeles, Water & Power Resource Authority, Sub-Ser B-3, RB
0.010%, 04/01/15(A) (B)	680	680
Los Gatos-Saratoga Joint High School District, Election of 2014, Ser A, GO
2.000%, 08/01/15	1,540	1,550
Los Gatos-Saratoga Joint High School District, GO
2.000%, 06/01/15	925	928
Los Gatos-Saratoga Joint High School District, GO
1.500%, 06/30/15	2,000	2,007
Los Gatos-Saratoga Joint High School District, GO
2.000%, 12/01/15	4,740	4,798
Metropolitan Water District of Southern California, Ser A-1, RB
0.040%, 04/02/15(A) (B)	15,000	15,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Metropolitan Water District of Southern California, Ser A-2, RB
0.070%, 04/02/15(A) (B)	$7,500	$7,500
Metropolitan Water District of Southern California, Ser A-3, RB
0.040%, 04/02/15(A) (B)	11,000	11,000
Metropolitan Water District of Southern California, Ser C, RB
4.000%, 10/01/15	125	127
Metropolitan Water District of Southern California, Ser D, RB
0.010%, 04/02/15(A) (B)	600	600
Modesto, Water Revenue, Ser A, COP
0.020%, 04/02/15(A) (B) (D)	200	200
Monterey Peninsula, Water Management District, COP
0.030%, 04/02/15(A) (B) (D)	6,167	6,167
Mount San Antonio, Community College District, GO, ETM
0.302%, 05/01/15(F)	4,520	4,519
Napa Valley, Unified School District, Election of 2002, GO, NATL
Pre-Refunded @ 100
4.400%, 08/01/15(C)	100	101
Ohlone Community College District, Ser B, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15(C)	2,000	2,033
Orange County, Apartment Development Authority, Riverbend Apartments Project, Ser B, RB
0.020%, 04/02/15(A) (B)	10,000	10,000
Orange County, SAB
0.020%, 04/01/15(A) (B) (D)	4,000	4,000
Orange County, Sanitation District, Ser A, RB
5.000%, 08/01/15	500	508
Orange County, Water District Authority, Ser A, COP
0.020%, 04/01/15(A) (B) (D)	20,350	20,350
Pajaro Valley, Unified School District, GO, AGM
Pre-Refunded @ 100
5.250%, 08/01/15(C)	100	102

Description	Face Amount (000)	Value (000)
Pajaro Valley, Unified School District, GO, AGM
Pre-Refunded @ 100
5.250%, 08/01/15(C)	$100	$102
Palm Springs, Unified School District, Election of 2004, Ser B, GO, AGM
Pre-Refunded @ 100
4.750%, 08/01/15(C)	100	102
Palm Springs, Unified School District, Election of 2004, Ser B, GO, AGM
Pre-Refunded @ 100
4.750%, 08/01/15(C)	150	152
Palo Alto, Unified School District, GO
5.000%, 08/01/19	175	178
Palo Alto, Unified School District, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15(C)	100	102
Palomar Community College District, GO
2.000%, 05/01/15	1,575	1,577
Pasadena, Unified School District, GO, AGM
Pre-Refunded @ 102
5.000%, 11/01/15(C)	300	314
Riverside County, RAN
1.500%, 06/30/15	10,000	10,034
Sacramento City, Unified School District, GO, NATL
Pre-Refunded @ 100
5.000%, 07/01/15(C)	190	192
Sacramento County, Sanitation Districts Financing Authority, RB, NATL
Pre-Refunded @ 100
4.750%, 12/01/15(C)	250	257
Sacramento Municipal Utility District, Sub-Ser L, RB
0.010%, 04/02/15(A) (B) (D)	2,345	2,345
San Bernardino, Community College District, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15(C)	350	356
San Bernardino, Community College District, GO, AGM
Pre-Refunded @ 100
4.000%, 08/01/15(C)	200	203

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
San Bernardino, Community College District, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15(C)	$125	$127
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/16	1,000	1,048
San Diego County, Regional Transportation Commission, Ser B, RB
0.020%, 04/02/15(A) (B)	280	280
San Diego County, Regional Transportation Commission, Ser D, RB
0.010%, 04/02/15(A) (B)	12,540	12,540
San Diego County, Water Authority Financing, Ser A, COP, AGM
Pre-Refunded @ 100
5.000%, 05/01/15(C)	100	100
San Diego County, Water Authority Financing, Ser A, COP, AGM
Pre-Refunded @ 100
5.000%, 05/01/15(C)	1,125	1,130
San Diego County, Water Authority, Ser A, COP, AGM
Pre-Refunded @ 100
5.000%, 05/01/15(C)	2,710	2,721
San Diego, Community College District, Election of 2002, GO, AGM
Pre-Refunded @ 100
5.000%, 05/01/15(C)	6,585	6,611
San Diego, Unified School District, Election of 1998, Ser G, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/15(C)	160	162
San Diego, Unified School District, Election of 1998, Ser G, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/15(C)	300	304
San Francisco City & County, Airports Comm-San Francisco International Airport, Ser 36B-RMKT, RB
0.010%, 04/01/15(A) (B) (D)	2,900	2,900

Description	Face Amount (000)	Value (000)
San Francisco City & County, Airports Comm-San Francisco International Airport, Ser 37C, RB
0.010%, 04/01/15(A) (B) (D)	$15,900	$15,900
San Francisco City & County, Laguna Hond Hospital, Ser R3, GO
Pre-Refunded @ 100
5.000%, 06/15/15(C)	200	202
San Francisco City & County, Public Utilities Commission Water Revenue, Ser B, RB, XLCA
5.000%, 11/01/15	500	514
San Gorgonio Memorial Health Care District, Election of 2006, Ser C, GO, ETM
6.500%, 08/01/15	100	102
San Jose Evergreen Community College District, Ser A, GO, NATL
Pre-Refunded @ 100
5.000%, 09/01/15(C)	165	168
San Juan, Unified School District, Election of 2002, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/15(C)	200	203
San Mateo, Joint Powers Financing Authority, Public Safety Project, Ser A, RB
0.020%, 04/02/15(A) (B) (D)	100	100
Santa Clara Valley, Transportation Authority, Ser A, RB
0.010%, 04/02/15(A) (B)	15,000	15,000
Santa Clara Valley, Transportation Authority, Ser C, RB
0.020%, 04/02/15(A) (B)	540	540
Santa Clara Valley, Transportation Authority, Ser D, RB
0.020%, 04/02/15(A) (B)	10,000	10,000
Santa Maria Joint, Unified High School District, Ser A, GO, AGM
Pre-Refunded @ 102
5.375%, 08/01/15(C)	150	156

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Simi Valley, Unified School District, Election of 2004, Ser B, GO, FGIC
Pre-Refunded @ 100
5.000%, 08/01/15(C)	$200	$203
Southern California, Public Power Authority, RB
4.000%, 07/01/15	150	151
Southern California, Public Power Authority, Magnolia Power Project, Ser A-1, RB
0.010%, 04/01/15(A) (B) (D)	11,045	11,045
State of California, Department of Water Resources, RB, AGM
Pre-Refunded @ 100
5.000%, 06/01/15(C)	1,975	1,991
State of California, Department of Water Resources, Ser AJ, RB
5.000%, 12/01/15	1,150	1,186
University of California, Regents Medical Center, Ser B-1, RB
0.020%, 04/01/15(A) (B)	3,925	3,925
University of California, Ser Z-1, RB
0.080%, 04/02/15(A) (B)	20,000	20,000
Vacaville, Unified School District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/15(C)	125	127
Ventura County, TRAN
1.500%, 07/01/15	5,000	5,017
Ventura County, Public Financing Authority, Ser 2008-3380X, RB
0.060%, 04/02/15(A) (B) (E)	5,630	5,630
Ventura County, Public Financing Authority, Ser 2008-3381X, RB
0.060%, 04/02/15(A) (B) (E)	3,685	3,685
West Covina, Public Financing Authority, Golf Course Project, Ser B, RB
0.010%, 04/01/15(A) (B) (D)	800	800
West Covina, Public Financing Authority, Ser A, RB
0.010%, 04/01/15(A) (B) (D)	300	300

Total California		726,641

Description	Face Amount (000)	Value (000)
Colorado [0.8%]
Colorado State, Housing & Finance Authority, Multi-Family Project, RB
0.040%, 04/01/15(A) (B)	$4,200	$4,200
Colorado State, Housing & Finance Authority, Ser B-3, RB
0.140%, 04/01/15(A) (B)	2,645	2,645

Total Colorado		6,845

Indiana [0.0%]
Portage Township, Multi-School Building, RB, NATL
Pre-Refunded @ 100
5.250%, 07/15/15(C)	100	101

Iowa [0.1%]
Iowa State, Finance Authority, Ser C, RB, GNMA/FNMA, AMT
0.050%, 04/02/15(A) (B)	1,300	1,300

Massachusetts [0.0%]
Massachusetts Bay, Transportation Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/15(C)	150	152

New York [1.1%]
JPMorgan Chase Putters, Ser 4479, RB
0.030%, 04/02/15(B) (E)	6,665	6,665
JPMorgan Chase Putters, Ser 4485, RB
0.030%, 04/02/15(B) (E)	3,145	3,145

Total New York		9,810

Utah [1.3%]
Utah Housing, Ser A-1, RB, AMT
0.050%, 04/01/15(A) (B)	3,820	3,820
Utah Housing, Ser B, RB, AMT
0.050%, 04/01/15(A) (B)	3,390	3,390
Utah Housing, Ser G-2, RB, AMT
0.060%, 04/01/15(A) (B)	4,550	4,550

Total Utah		11,760

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Washington [0.7%]
Washington State, Housing Finance Commission, Eagles Lending Apartments Project, Ser A, RB, FNMA, AMT
0.040%, 04/02/15(A) (B)	$6,065	$6,065

Wyoming [1.0%]
Wyoming Community Development Authority, Ser 11, RB, AMT
0.050%, 04/02/15(A) (B)	6,000	6,000
Wyoming Community Development Authority, Ser 6, RB, AMT
0.050%, 04/02/15(A) (B)	3,000	3,000

Total Wyoming		9,000

Total Municipal Bonds
(Cost $779,691)		779,691

Commercial Paper [11.0%]
California [11.0%]
California State, Ser A-3
0.040%, 05/05/15	5,285	5,285
California State, Ser B-2
0.140%, 04/07/15	17,000	17,000
California State, Educational Facilities Authority
0.130%, 07/08/15	25,000	25,000
San Diego, Water Authority
0.040%, 05/05/15	15,000	15,000
San Diego, Water Authority, Ser 5
0.070%, 04/06/15	8,100	8,100
San Diego, Water Authority, Ser 8
0.070%, 04/06/15	4,000	4,000
San Francisco City & County, Ser 2
0.040%, 05/05/15	12,254	12,254
University of California, Ser B
0.140%, 06/10/15	12,500	12,497

Total California		99,136

Total Commercial Paper
(Cost $99,136)		99,136
Description	Face Amount (000)	Value (000)
Repurchase Agreement [1.4%]
Bank of America
0.090, dated 03/31/15, repurchased on 04/01/15, repurchased price $13,000,033 (collateralized by various U.S. Treasury Notes, par values ranging from $4,677,566 to $9,932,231, 0.000%, 05/15/18 to 08/15/26; with a total market value $13,260,000)	$13,000	$13,000

Total Repurchase Agreement
(Cost $13,000)		13,000

Total Investments [98.7%]
(Cost $891,827)		$891,827

Percentages are based on Net Assets of $903,818 (000).

(A)	Put and Demand Feature — The date reported is the next reset or put date.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2015.

(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(D)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(E)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2015, the value of these securities amounted to $67,125 (000), representing 7.4% of the net assets of the Fund.

(F)	Zero coupon security. The rate reported is the effective yield at time of purchase.

ABAG — Association of Bay Area Governments

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance

As of March 31, 2015, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [52.3%]
Automotive [3.0%]
Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	$275	$277
Volkswagen Group of America Finance
1.600%, 11/20/17(A)	500	504

Total Automotive		781

Banks [25.6%]
Australia & New Zealand Banking Group NY, MTN
1.500%, 01/16/18	500	501
Bank of America, MTN
6.400%, 08/28/17	800	886
Barclays Bank, MTN
1.135%, 01/10/15(B)	545	532
Citigroup
1.957%, 05/15/18(B)	805	831
Credit Suisse NY, MTN
1.750%, 01/29/18	500	502
Goldman Sachs Group
6.150%, 04/01/18	730	821
JPMorgan Chase
6.300%, 04/23/19	500	581
Korea Development Bank
3.250%, 03/09/16	575	586
Morgan Stanley, MTN
5.950%, 12/28/17	745	826
Wachovia
5.750%, 06/15/17	500	550
Wells Fargo
2.125%, 04/22/19	40	40

Total Banks		6,656

Description	Face Amount (000)	Value (000)
Diversified Operations [2.9%]
Glencore Funding
1.700%, 05/27/16(A)	$250	$251
MUFG Americas Holdings
0.826%, 02/09/18(B)	500	501

Total Diversified Operations		752

Financial Services [6.8%]
Daimler Finance North America
1.450%, 08/01/16(A)	500	504
Export-Import Bank of Korea
4.125%, 09/09/15	500	507
Ford Motor Credit
0.899%, 03/27/17	250	250
General Electric Capital, MTN
2.950%, 05/09/16	500	513

Total Financial Services		1,774

Food-Confectionery [1.0%]
JM Smucker
2.500%, 03/15/20(A)	250	253

Metal-Copper [0.9%]
Freeport-McMoRan
2.300%, 11/14/17	250	249

Oil, Gas & Consumable Fuels [2.5%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	600	643

Petroleum & Fuel Products [1.6%]
Occidental Petroleum
1.750%, 02/15/17	400	405

Telephones & Telecommunications [8.0%]
America Movil
1.268%, 03/12/15(B)	1,000	1,004
AT&T
2.400%, 08/15/16	800	814
Verizon Communications
1.801%, 03/15/15(B)	250	254

Total Telephones & Telecommunications		2,072

Total Corporate Bonds
(Cost $13,546)		13,585

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [22.5%]
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17(A)	$1,000	$1,085
FFCB
0.290%, 01/21/16	830	830
0.227%, 01/17/15(B)	395	395
FNMA
5.000%, 03/15/16	980	1,023
1.375%, 11/15/16	800	811
1.000%, 09/27/17	900	903
0.500%, 03/30/16	800	802

Total U.S. Government Agency Obligations
(Cost $5,840)		5,849

U.S. Treasury Obligations [7.5%]
U.S. Treasury Notes
3.125%, 10/31/16	425	443
1.000%, 08/31/16	650	655
0.875%, 01/31/17	830	836

Total U.S. Treasury Obligations
(Cost $1,929)		1,934

Asset-Backed Securities [6.8%]
CarMax Auto Owner Trust, Ser 2014-4, Cl A2A
0.670%, 02/15/18	910	909
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A2
0.580%, 01/17/17	500	500
Hyundai Auto Receivables Trust, Ser 2015-A, Cl A3
1.050%, 04/15/19	360	360

Total Asset-Backed Securities
(Cost $1,770)		1,769

Municipal Bonds [5.3%]
California [3.0%]
Southern California Public Power Authority, Sub-Ser B, AGM, ETM
6.930%, 05/15/17	595	667
University of California, Ser A
2.253%, 05/15/20	100	102

Total California		769

Description	Face Amount (000)	Value (000)
Florida [2.3%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	$595	$601

Total Municipal Bonds
(Cost $1,346)		1,370

U.S. Government Mortgage-Backed Obligations [3.5%]
FHLMC, Pool G12806
5.500%, 09/01/22	44	48
FHLMC, Pool G18247
5.000%, 04/01/23	26	29
FHLMC, Pool G18251
5.000%, 05/01/23	42	46
FHLMC, Pool G18321
4.500%, 08/01/24	22	24
FHLMC, Pool J04241
5.500%, 01/01/22	23	25
FHLMC, Pool J04459
5.000%, 03/01/22	25	27
FHLMC, Pool J04508
5.000%, 03/01/22	14	14
FHLMC, Pool J07575
5.000%, 04/01/23	20	21
FHLMC REMIC, Ser 2011-3877, Cl ND,
3.000%, 02/15/25	334	342
FNMA, Pool 837196
5.500%, 02/01/21	42	44
FNMA, Pool 933915
4.500%, 06/01/23	26	28
FNMA, Pool 961783
4.500%, 02/01/23	39	42
FNMA, Ser 2010-39, Cl PD,
3.000%, 06/25/38	210	213

Total U.S. Government Mortgage-Backed Obligations
(Cost $865)		903

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund (concluded)

Description	Shares	Value (000)
Short-Term Investments [1.6%]
City National Rochdale Government Money Market Fund, Institutional Class 0.010%**‡	209,440	$210
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	209,440	210

Total Short-Term Investments
(Cost $420)		420

Total Investments [99.5%]
(Cost $25,716)		$25,830

Percentages are based on Net Assets of $25,962 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Investment in Affiliate.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2015, the value of these securities amounted to $2,874 (000), representing 11.1% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2015.

AGM — Assured Guarantee Municipal

Cl — Class

ETM — Escrowed to Maturity

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$13,585	$—	$13,585
U.S. Government Agency Obligations	—	5,849	—	5,849
U.S. Treasury Obligations	—	1,934	—	1,934
Asset-Backed Securities	—	1,769	—	1,769
Municipal Bonds	—	1,370	—	1,370
U.S. Government Mortgage-Backed Obligations	—	903	—	903
Short-Term Investments	420	—	—	420
Total Investments in Securities	$420	$25,410	$—	$25,830

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [65.7%]
FFCB
0.290%, 01/21/16	$5,250	$5,250
0.256%, 01/26/15(A)	10,000	10,012
FHLB
1.150%, 07/25/18	1,520	1,516
1.000%, 06/09/17	6,675	6,715
FHLMC, MTN
1.500%, 01/30/20	5,000	4,994
1.250%, 05/12/17	2,350	2,378
1.000%, 06/29/17	4,000	4,022
1.000%, 09/29/17	4,130	4,143
FNMA
5.000%, 03/15/16	5,475	5,716
5.000%, 02/13/17	5,200	5,626
4.875%, 12/15/16	5,000	5,363
2.430%, 10/09/19(B)	5,805	5,334
2.375%, 04/11/16	5,000	5,101
1.875%, 02/19/19	445	455
1.625%, 11/27/18	5,000	5,079
1.625%, 01/21/20	5,000	5,035
1.000%, 10/16/17	7,000	6,966
0.875%, 02/08/18	5,500	5,496
0.875%, 05/21/18	4,500	4,489
0.625%, 08/26/16	4,805	4,818
0.195%, 01/15/15(A)	5,000	5,003
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	9,130

Total U.S. Government Agency Obligations
(Cost $111,897)		112,641

U.S. Treasury Obligations [31.5%]
U.S. Treasury Bonds
2.195%, 11/15/21(B)	6,100	5,439
U.S. Treasury Notes
3.250%, 05/31/16	5,000	5,169
3.250%, 03/31/17	5,000	5,266
3.000%, 02/28/17	2,415	2,528
2.875%, 03/31/18	5,000	5,292
2.750%, 02/28/18	5,000	5,270

Description	Face Amount (000)/Shares	Value (000)
2.375%, 07/31/17	$5,000	$5,198
2.125%, 01/31/21	5,000	5,159
2.000%, 11/30/20	5,000	5,130
1.375%, 09/30/18	5,000	5,053
0.875%, 02/28/17	4,500	4,529

Total U.S. Treasury Obligations
(Cost $53,452)		54,033

U.S. Government Mortgage-Backed Obligations [1.4%]
FHLMC REMIC, Ser 2011-3877, Cl ND,
3.000%, 02/15/25	1,326	1,361
FNMA ARM, Pool 766620
2.261%, 01/01/15(A)	171	183
FNMA REMIC, Ser 2011-144, Cl CE,
1.250%, 06/25/35	461	463
GNMA, Pool 329656
8.000%, 08/15/22	5	5
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	2	2
GNMA, Pool 497411
6.000%, 01/15/29	4	5
GNMA, Pool 571376
7.000%, 12/15/16	1	1
GNMA, Pool 584992
7.500%, 04/15/32	27	30
GNMA ARM, Pool G2 81318
1.625%, 01/01/15(A)	244	252
GNMA ARM, Pool G2 81447
1.625%, 01/01/15(A)	52	54

Total U.S. Government Mortgage-Backed Obligations
(Cost $2,295)		2,357

Short-Term Investments [1.0%]
City National Rochdale Government Money Market Fund, Institutional Class 0.010%** ‡	851,755	852
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	851,755	852

Total Short-Term Investments
(Cost $1,704)		1,704

Total Investments [99.6%]
(Cost $169,348)		$170,735

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Government Bond Fund (concluded)

Percentages are based on Net Assets of $171,413 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Investment in Affiliate.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2015.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$112,641	$—	$112,641
U.S. Treasury Obligations	—	54,033	—	54,033
U.S. Government Mortgage-Backed Obligations	—	2,357	—	2,357
Short-Term Investments	1,704	—	—	1,704
Total Investments in Securities	$1,704	$169,031	$—	$170,735

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [91.0%]
Banks [14.4%]
Bank of America, MTN
6.400%, 08/28/17	$400	$443
Barclays Bank, MTN
1.135%, 01/10/14(A)	1,950	1,903
Capital One Financial
5.500%, 06/01/15	1,400	1,411
Citigroup
5.500%, 02/15/17	1,250	1,341
Countrywide Financial
6.250%, 05/15/16	1,200	1,262
Fifth Third Bank
1.150%, 11/18/16	3,060	3,064
HSBC Finance
5.250%, 04/15/15	1,250	1,252
JPMorgan Chase
6.300%, 04/23/19	2,000	2,323
6.000%, 01/15/18	405	453
Morgan Stanley, MTN
5.950%, 12/28/17	465	516
National Australia Bank, MTN
2.750%, 03/09/17	480	496
Nordea Bank
2.375%, 04/04/19(B)	1,500	1,528
UBS, MTN
5.875%, 12/20/17	2,000	2,220

Description	Face Amount (000)	Value (000)
Wells Fargo Bank
5.750%, 05/16/16	$2,400	$2,533

Total Banks		20,745

Broadcasting & Cable [2.6%]
CBS
4.300%, 02/15/21	1,400	1,512
Time Warner Cable
5.000%, 02/01/20	2,000	2,232

Total Broadcasting & Cable		3,744

Computers-Memory Devices [0.7%]
NetApp
2.000%, 12/15/17	1,000	1,003

Diversified Metals & Mining [1.8%]
Rio Tinto
2.250%, 09/20/16	2,500	2,549

Diversified Minerals [3.3%]
BHP Billiton
5.250%, 12/15/15	2,377	2,455
Teck Resources
3.150%, 01/15/17	1,250	1,265
2.500%, 02/01/18	1,000	997

Total Diversified Minerals		4,717

Diversified Operations [2.5%]
Glencore Funding
1.700%, 05/27/16(B)	1,500	1,506
Siemens Finc
5.750%, 10/17/16(B)	2,000	2,151

Total Diversified Operations		3,657

Drugs [2.2%]
AbbVie
1.200%, 11/06/15	1,000	1,001
Wyeth
5.500%, 02/15/16	2,000	2,085

Total Drugs		3,086

Electric Utilities [3.2%]
American Electric Power
1.650%, 12/15/17	1,000	1,006
Commonwealth Edison
6.950%, 07/15/18	1,000	1,156

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Exelon
4.900%, 06/15/15	$1,138	$1,147
Exelon Generation
6.200%, 10/01/17	1,200	1,329

Total Electric Utilities		4,638

Financial Services [17.4%]
American Honda Finance
1.600%, 02/16/18(B)	1,900	1,916
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(B)	3,000	3,028
Daimler Finance North America
2.250%, 07/31/19(B)	2,900	2,933
Ford Motor Credit
8.000%, 12/15/16	1,000	1,108
2.375%, 01/16/18	1,000	1,017
General Electric Capital, MTN
5.300%, 02/11/21	2,500	2,888
2.950%, 05/09/16	50	51
Harley Davidson Funding
6.800%, 06/15/18(B)	2,500	2,897
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16(B)	1,000	1,028
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	2,000	2,032
Toyota Motor Credit, MTN
2.050%, 01/12/17	2,000	2,042
VW Credit, MTN
1.875%, 10/13/16	3,000	3,041
Western Union
5.930%, 10/01/16	1,000	1,066

Total Financial Services		25,047

Food, Beverage & Tobacco [1.0%]
Dr Pepper Snapple Group
6.820%, 05/01/18	1,300	1,499

Food-Confectionery [0.2%]
JM Smucker
2.500%, 03/15/20(B)	250	253

Home Decoration Products [0.7%]
Newell Rubbermaid
2.875%, 12/01/19	1,000	1,019

Description	Face Amount (000)	Value (000)
Insurance [5.3%]
Aflac
8.500%, 05/15/19	$1,100	$1,389
Berkshire Hathaway
2.100%, 08/14/19	2,000	2,046
Genworth Financial
7.700%, 06/15/20	1,400	1,488
Metropolitan Life Global Funding I, MTN
1.875%, 06/22/18(B)	2,700	2,724

Total Insurance		7,647

Investment Banker/Broker Dealer [7.6%]
Deutsche Bank
1.400%, 02/13/17	2,500	2,502
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,823
2.625%, 01/31/19	500	511
Jefferies Group
8.500%, 07/15/19	1,370	1,639
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,286
Morgan Stanley, MTN
6.250%, 08/28/17	2,000	2,209

Total Investment Banker/Broker Dealer		10,970

Medical Labs and Testing Srv [1.1%]
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,500	1,510

Medical Products & Services [1.8%]
Genentech
4.750%, 07/15/15	2,500	2,529

Medical-HMO [1.0%]
UnitedHealth Group
1.625%, 03/15/19	1,500	1,503

Petroleum & Fuel Products [8.2%]
BP Capital Markets
1.375%, 05/10/18	2,800	2,788
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,075
Plains Exploration & Production
6.125%, 06/15/19	1,300	1,374

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Sunoco Logistics Partners Operations
4.650%, 02/15/22	$1,300	$1,379
Total Capital International
2.875%, 02/17/22	4,000	4,097
Transocean
6.500%, 11/15/20	1,250	1,048

Total Petroleum & Fuel Products		11,761

Real Estate Investment Trusts [4.8%]
American Tower
7.250%, 05/15/19	1,200	1,410
HCP
5.625%, 05/01/17	1,000	1,085
Health Care REIT
4.700%, 09/15/17	1,000	1,074
Kimco Realty
6.875%, 10/01/19	1,080	1,285
Simon Property Group
6.100%, 05/01/16	2,000	2,090

Total Real Estate Investment Trusts		6,944

Regional Authority [1.6%]
Province of Ontario Canada
4.400%, 04/14/20	2,000	2,261

Retail [4.1%]
AutoZone
4.000%, 11/15/20	1,400	1,510
CVS Health
2.250%, 08/12/19	1,000	1,015
Lowe’s
6.100%, 09/15/17	3,000	3,365

Total Retail		5,890

Telephones & Telecommunications [4.6%]
America Movil
5.000%, 03/30/20	2,600	2,946
AT&T
2.950%, 05/15/16	2,600	2,657
Telefonica Emisiones SAU
6.421%, 06/20/16	1,000	1,063

Total Telephones & Telecommunications		6,666

Description	Face Amount (000)	Value (000)
Trucking & Leasing [0.9%]
Penske Truck Leasing
3.750%, 05/11/17(B)	$750	$782
3.125%, 05/11/15(B)	500	501

Total Trucking & Leasing		1,283

Total Corporate Bonds
(Cost $129,143)		130,921

Municipal Bonds [4.1%]
California [1.2%]
California State, GO
5.700%, 11/01/21	185	219
State of California
6.200%, 03/01/19	1,300	1,501

Total California		1,720

Florida [2.9%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	4,130	4,173

Total Municipal Bonds
(Cost $5,814)		5,893

Unaffiliated Registered Investment Company [1.9%]
Ivy High Income Fund	343,249	2,777

Total Unaffiliated Registered Investment Company
(Cost $3,000)		2,777

Sovereign Debt [1.8%]
Petroleum & Fuel Products [1.8%]
Korea National Oil
2.875%, 11/09/15(B)	1,000	1,011
2.750%, 01/23/19(B)	1,500	1,538

Total Petroleum & Fuel Products		2,549

Total Sovereign Debt
(Cost $2,518)		2,549

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Corporate Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
U.S. Government Mortgage-Backed Obligation [0.1%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	$46	$47

Total U.S. Government Mortgage-Backed Obligation
(Cost $46)		47

Short-Term Investments [0.3%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%**‡	231,769	232
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	231,769	232

Total Short-Term Investments
(Cost $464)		464

Total Investments [99.2%]
(Cost $140,985)		$142,651

Percentages are based on Net Assets of $143,820 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Investment in Affiliate.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2015.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2015, the value of these securities amounted to $28,114 (000), representing 19.5% of the net assets of the Fund.

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$130,921	$—	$130,921
Municipal Bonds	—	5,893	—	5,893
Unaffiliated Registered Investment Company	2,777	—	—	2,777
Sovereign Debt	—	2,549	—	2,549
U.S. Government Mortgage-Backed Obligation	—	47	—	47
Short-Term Investments	464	—	—	464
Total Investments in Securities	$3,241	$139,410	$—	$142,651

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [95.8%]
California [93.1%]
Bay Area Toll Authority, Ser C, RB
Callable 10/01/18 @ 100
1.875%, 04/01/47(A)	$1,200	$1,224
Bay Area Toll Authority, Ser D, RB
Callable 10/01/19 @ 100
1.875%, 04/01/34(A)	750	761
Beverly Hills, Community Facilities District, Ser 2002-A, SPL Tax
4.000%, 09/01/22	250	278
Brea, Redevelopment Agency, Redevelopment Project AB, TA
5.000%, 08/01/20	500	589
California State, Department of Water Resources, Ser F-3, RB
Callable 05/01/18 @ 100
4.375%, 05/01/20	200	221
California State, Economic Recovery Authority, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/20(B)	1,000	1,163
California State, GO
Callable 04/17/15 @ 100
5.000%, 03/01/16	1,485	1,487
California State, GO
4.000%, 02/01/18	1,000	1,087
California State, GO
4.000%, 03/01/18	1,000	1,089

Description	Face Amount (000)	Value (000)
California State, GO
3.000%, 03/01/18	$1,000	$1,060
California State, GO
4.000%, 02/01/19	1,000	1,107
California State, GO
5.000%, 11/01/19	1,000	1,166
California State, GO
5.000%, 09/01/20	1,000	1,184
California State, GO
5.000%, 09/01/21	1,200	1,444
California State, GO
5.000%, 12/01/21	1,000	1,207
California State, GO
5.250%, 09/01/22	1,000	1,233
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,226
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,212
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	600
California State, GO
Callable 06/01/19 @ 100
3.000%, 12/01/32(A)	1,000	1,068
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22	265	317
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center, RB
5.000%, 08/15/17	750	828
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	414
California State, Health Facilities Financing Authority, Memorial Health Services Corp, Ser A, RB
5.000%, 10/01/15	450	460
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser B, RB
5.000%, 07/01/15(A)	875	968

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(A)	$975	$1,154
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	556
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	144
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
4.000%, 09/01/17	500	539
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,213
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	755	835
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	585
California State, Public Works Board, State Prisons, Ser C, RB
5.000%, 10/01/16	1,000	1,068
California State, Public Works Board, Various Capital Projects, Ser A, RB
4.000%, 04/01/17	500	533
California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	250	291
California State, Ser E, GO
Callable 06/01/18 @ 100
0.953%, 04/02/15(A)	1,000	1,011
California Statewide, Communities Development Authority, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	350	425

Description	Face Amount (000)	Value (000)
California Statewide, Communities Development Authority, RB
1.375%, 04/01/28(A)	$500	$500
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	1,200	1,378
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
Callable 02/01/17 @ 100
0.970%, 04/02/15(A)	2,000	2,003
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	200	226
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	370
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,190
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	431
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	562
Encinitas, Unified School District, GO, NATL
0.793%, 08/01/17(C)	500	490
Fairfield County, Redevelopment Agency, TA
4.000%, 08/01/17	2,630	2,826
Gilroy, Public Facilities Fincancing Authority, RB
5.000%, 11/01/21	940	1,072
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,151
Golden State Tobacco Securitization, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/30	1,075	1,232
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	572

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	$1,000	$1,210
Long Beach California, Harbor Revenue, Ser C, RB
4.000%, 11/15/18	500	554
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 07/01/21	520	628
Los Angeles, Department of Airports, Ser C, RB
4.000%, 05/15/17	545	585
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	684
Los Angeles, Department of Water & Power, Power Systems Revenue, Ser A, RB
5.000%, 07/01/19	500	580
Los Angeles, Department of Water & Power, Ser C, RB
5.000%, 07/01/23	500	621
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	641
Los Angeles, Municipal Improvement Authority, Real Property, Ser E, RB
5.000%, 09/01/15	275	280
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	524
Los Angeles, Ser A, GO
5.000%, 09/01/21	240	292
Los Angeles, Ser B, GO
Callable 09/01/21 @ 100
5.000%, 09/01/22	530	644
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/17(B)	500	548
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,182
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	395

Description	Face Amount (000)	Value (000)
Los Angeles, Unified School District, Ser B, GO, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	$2,000	$2,194
Merced, Irrigation District, Ser A, RB, AGM
5.000%, 10/01/20	500	590
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,096
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	565
Oakland-Alameda County, Coliseum Authority, Ser A, RB
5.000%, 02/01/20	820	952
Orange County, Public Financing Authority, RB, NATL
5.000%, 07/01/17	1,050	1,147
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	521
Orange Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	385
Petaluma, Joint Unified High School District, Election of 2014, Ser A, GO
4.000%, 08/01/18	595	653
Port of Oakland, Ser B, RB, NATL
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	553
Port of Oakland, Ser C, RB, NATL
5.000%, 11/01/15	450	462
Riverside County, Public Safety Communication, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,754
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,165
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	542
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	600

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Sacramento, Area Flood Control Agency, SAB, BAM
Callable 10/01/24 @ 100
5.000%, 10/01/30	$250	$292
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	441
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	926
Sacramento, Unified School District, Election of 2002, GO, NATL
Pre-Refunded @ 100
5.000%, 07/01/15(B)	300	304
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	541
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	838
San Francisco City & County, Public Utilities Commission Water Revenue, Ser A, RB
5.000%, 11/01/20	250	298
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	587
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 05/04/15 @ 100
5.250%, 08/01/18	600	601
San Francisco, City & Open Space Fund, Various Park Projects, RB, NATL
Callable 05/04/15 @ 100
3.750%, 07/01/18	500	501
San Marcos, Public Facilities Authority, Ser A, SPL Tax
5.000%, 09/01/19	330	379
San Mateo County, Joint Powers Financing Authority, Maple Street Project, RB
3.000%, 06/15/17	1,000	1,052

Description	Face Amount (000)	Value (000)
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	$755	$882
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	568
Santa Clara County, Financing Authority, Lease Revenue Capital Project, RB
5.000%, 02/01/20	500	583
Santa Cruz County, Redevelopment Agency, TA, BAM
5.000%, 09/01/19	640	738
Santa Rosa, Wastewater Revenue, Ser A, RB
4.000%, 09/01/17	415	447
Semitropic Improvement District, Ser A, RB, AGM
5.000%, 12/01/25	500	617
Southern California, Metropolitan Water District, Ser G-4, RB
Callable 07/01/19 @ 100
3.000%, 07/01/37(A)	1,000	1,074
Southern California, Public Power Authority, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/27	1,065	1,244
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,375	1,512
Turlock, Irrigation District, RB
5.000%, 01/01/19	200	228
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	618
University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	500	605
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	587

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Ventura County, Public Financing Authority, Ser 2008-3381X, RB
Callable 11/01/22 @ 100
0.060%, 04/02/15(A) (D)	$2,000	$2,000
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	553
Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	500	569
Walnut, Energy Center Authority, RB
5.000%, 01/01/19	300	344

Total California		88,226

Connecticut [2.1%]
Connecticut State, Ser A, GO
Callable 04/17/15 @ 100
1.370%, 04/02/15(A)	1,000	1,001
Connecticut State, Ser D, GO
0.900%, 04/02/15(A)	1,000	1,013

Total Connecticut		2,014

Guam [0.6%]
Territory of Guam, Ser A, RB
5.000%, 01/01/17	500	535

Total Municipal Bonds
(Cost $88,745)		90,775

Short-Term Investment [5.1%]
City National Rochdale California Tax Exempt Money Market Fund, Institutional Class, 0.010%**‡	4,867,761	4,868

Total Short-Term Investment
(Cost $4,868)		4,868

Total Investments [100.9%]
(Cost $93,613)		$95,643
Percentages are based on Net Assets of $94,810 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Investment in Affiliate.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2015.

(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2015, the value of these securities amounted to $2,000 (000), representing 2.1% of the net assets of the Fund.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

BAM — Build America Mutual

COP — Certificate of Participation

EPA — Environmental Protection Agency

ETM — Escrowed to Maturity

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$90,775	$—	$90,775
Short-Term Investment	4,868	—	—	4,868
Total Investments in Securities	$4,868	$90,775	$—	$95,643

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [89.8%]
Alabama [3.0%]
Birmingham Water Works Board, Ser A, RB
Callable 01/01/25 @ 100
5.000%, 01/01/42	$5,000	$5,661
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	4,315	4,701
Jefferson County, Sewer Revenue, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	4,000	4,480
Jefferson County, Sewer Revenue, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53	2,000	2,325

Total Alabama		17,167

Alaska [0.8%]
Northern Tobacco Securitization, Ser A, RB
Callable 04/17/15 @ 100
5.000%, 06/01/46	6,000	4,685

Description	Face Amount (000)	Value (000)
Arizona [0.5%]
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	$1,500	$1,574
Pima County, Industrial Development Authority, Noah Webster School Project, Ser A, RB
Callable 05/04/15 @ 100
6.125%, 12/15/34	1,000	969

Total Arizona		2,543

California [11.4%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	6,500	7,428
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,758
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 07/01/17 @ 100
5.000%, 11/21/45(A)	2,000	2,083
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,850
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,117
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	590
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,027

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	$720	$738
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A, RB
Callable 06/01/15 @ 100
5.000%, 06/01/45	1,000	1,008
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	4,655	4,511
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	5,000	4,215
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.125%, 06/01/47	7,280	5,603
Golden State Tobacco Securitization, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/35	5,000	5,714
Inland Empire Tobacco Securitization Authority, Ser A, RB
Callable 06/01/17 @ 100
4.625%, 06/01/21	5,000	4,938
Lake Elsinore, Public Financing Authority, SAB
Callable 09/01/25 @ 100
5.000%, 09/01/35	2,650	2,936
M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,528
Palomar Pomerado Health Care District, COP
Callable 11/01/20 @ 100
6.000%, 11/01/30	3,920	4,183

Description	Face Amount (000)	Value (000)
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	$1,000	$1,225
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,238
San Mateo, Community Facilities District, SAB
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,121
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 04/17/15 @ 100
5.000%, 06/01/37	3,000	2,556
Southern California, Tobacco Securitization Authority, Ser A1-SNR, RB
Callable 04/17/15 @ 100
5.125%, 06/01/46	3,000	2,483

Total California		65,850

Colorado [4.2%]
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,885
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40	2,965	3,242
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35	1,515	1,495
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45	2,655	2,616
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/44(A)	1,350	1,409

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.500%, 07/01/49(A)	$1,600	$1,669
Colorado State, High Performance Transportation Enterprise, US 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,156
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	4,000	5,503
Denver City & County, United Airlines Project, Ser A, RB, AMT
Callable 10/01/17 @ 100
5.250%, 10/01/32	1,000	1,052
Regional Transportation District, Denver Transportaion Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,146
Wildgrass County, Metropolitan District, GO
Pre-Refunded @ 100
6.200%, 12/01/34(B)	1,000	1,080

Total Colorado		24,253

Delaware [1.2%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	6,500	7,149

District of Columbia [0.4%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44(C)	2,000	2,159

Description	Face Amount (000)	Value (000)
Florida [7.2%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	$2,500	$2,729
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	1,000	1,103
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	745	825
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44	3,390	3,651
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49	1,000	1,073
Florida State, Development Finance Corp., Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43	1,000	995
Florida State, Development Finance, RB
Callable 06/01/22 @ 103
7.000%, 06/01/35(A)	1,350	1,394
Florida State, Development Finance, RB
Callable 06/01/22 @ 103
7.000%, 06/01/45(A)	2,500	2,569
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,123
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,013

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	$1,000	$1,170
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	2,500	2,619
Mid-Bay Bridge Authority, Ser A, RB
Callable 10/01/21 @ 100
7.250%, 10/01/34	5,200	6,399
Osceola County, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	5,000	5,460
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	570
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,289
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
6.000%, 08/01/45	3,000	3,396

Total Florida		41,378

Georgia [0.9%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,903
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,103

Description	Face Amount (000)	Value (000)
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	$810	$926

Total Georgia		4,932

Guam [1.4%]
Territory of Guam, Government Waterworks Authority, RB
Callable 07/01/20 @ 100
5.625%, 07/01/40	2,000	2,244
Territory of Guam, Ser A, GO
Callable 11/15/19 @ 100
7.000%, 11/15/39	5,000	5,864

Total Guam		8,108

Hawaii [0.5%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Callable 11/15/19 @ 100
8.750%, 11/15/29	2,450	3,064

Illinois [5.2%]
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	5,197
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,372
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,223
Chicago, Refunding Project, Ser A, GO, AGM
Callable 01/01/24 @ 100
5.250%, 01/01/31	1,000	1,109
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/40	4,000	4,502
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/46	1,825	2,036

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	$5,000	$5,264
Illinois State, Finance Authority, Roosevelt Universitiy Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29	1,000	1,127
Illinois State, Finance Authority, Roosevelt Universitiy Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,891
Illinois State, Finance Authority, Three Crowns Park Plaza Project, Ser A, RB
Callable 02/15/16 @ 100
5.875%, 02/15/38	1,000	1,006
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 03/01/16 @ 100
5.350%, 03/01/31	450	354

Total Illinois		30,081

Indiana [2.0%]
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32	1,650	1,845
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	2,000	2,222
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/39	1,000	1,069
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	4,137
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,371

Total Indiana		11,644

Description	Face Amount (000)	Value (000)
Kansas [0.5%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	$2,550	$2,810

Kentucky [1.9%]
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	1,000	1,155
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.500%, 03/01/45	2,960	3,414
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,510

Total Kentucky		11,079

Louisiana [2.1%]
Juban Crossing Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(A)	5,665	5,765
Louisiana State, Public Facilities Authority, Pellets Inc. Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39	1,000	1,095
Louisiana State, Public Facilities Authority, Pellets Inc. Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39	5,000	5,156

Total Louisiana		12,016

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Maryland [1.5%]
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	$725	$771
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,514
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,296
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	799
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,051

Total Maryland		8,431

Massachusetts [0.9%]
Massachusetts Port Authority, Ser B, RB, AMBAC, AMT
0.155%, 01/01/31(D)	6,000	5,078

Michigan [2.7%]
Kent, Hospital Finance Authority, Metropolitan Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
6.000%, 07/01/35	4,805	4,857
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,826
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 12/01/15 @ 100
5.875%, 12/01/30	2,000	2,004
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/22	2,990	2,691

Description	Face Amount (000)	Value (000)
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42	$2,000	$1,984

Total Michigan		15,362

Missouri [1.2%]
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/20 @ 100
8.250%, 05/15/45	3,000	3,460
Saint Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 05/04/15 @ 100
7.000%, 08/15/32	1,000	1,000
Saint Louis County, Lambert Airport Project, SAB
Callable 11/01/16 @ 105
9.000%, 11/01/31	2,500	2,671

Total Missouri		7,131

Nebraska [1.2%]
Central Plains Energy Project, Project #3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,116
Central Plains Energy Project, Project #3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,974

Total Nebraska		7,090

Nevada [0.6%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,396

New Jersey [2.1%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	1,000	1,097

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Jersey State, Economic Development Authority, School Facilities Construction, Ser UU, RB
Callable 06/15/24 @ 100
5.000%, 06/15/40	$5,000	$5,314
Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	7,500	5,740

Total New Jersey		12,151

New York [4.8%]
Metropolitan Transportation Authority, Sub-Ser A-1, RB
Callable 05/15/25 @ 100
5.000%, 11/15/45	5,000	5,693
Nassau County, Industrial Development Agency, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,839
Nassau County, Industrial Development Agency, Ser C, RB
Callable 01/01/18 @ 100
2.000%, 01/01/49	1,728	138
New York City, Industrial Development Agency, American Airlines JFK International Airport Project, RB, AMT
Callable 08/01/16 @ 101
7.750%, 08/01/31(D)	4,000	4,364
New York Liberty Development, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(A)	10,000	10,514
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,136
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,127

Total New York		27,811

Description	Face Amount (000)	Value (000)
North Carolina [0.3%]
North Carolina State, Medical Care Commission, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37	$1,655	$1,672

Ohio [3.5%]
Muskingum County, Genesis Healthcare System Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,059
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,037
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	3,000	3,094
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser B, RB
3.625%, 12/01/33(D)	1,000	1,043
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(D)	1,000	1,042
Ohio State, Air Quality Development Authority, Ser E, RB
5.625%, 10/01/19	3,350	3,794
Ohio State, Water Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(D)	1,500	1,562
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,655

Total Ohio		20,286

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Pennsylvania [3.1%]
Beaver County, Industrial Development Authority, Ser B, RB
3.500%, 12/01/35(D)	$5,000	$5,184
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
6.125%, 08/15/40	4,000	4,148
Pennsylvania Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,723
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	165	184
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,206
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Callable 07/01/24 @ 100
6.500%, 07/01/28	3,000	3,297

Total Pennsylvania		17,742

Rhode Island [0.9%]
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/35	2,500	2,731
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/40	2,250	2,427

Total Rhode Island		5,158

South Carolina [1.0%]
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53	5,000	5,745

Description	Face Amount (000)	Value (000)
Tennessee [0.4%]
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	$2,000	$2,287

Texas [10.2%]
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	422
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,454
Bexar County, Health Facilities Development Corp., Army Retirement Residence Project, RB
Callable 07/01/20 @ 100
6.200%, 07/01/45	3,250	3,583
Celina, SAB
5.375%, 09/01/28	400	396
Celina, SAB
5.500%, 09/01/32	250	247
Celina, SAB
5.875%, 09/01/40	600	592
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,093
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,077
Grand Parkway Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,213
Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/28	500	513
Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
7.000%, 09/01/33	475	487

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
6.625%, 09/01/37	$450	$461
Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/44	525	538
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,227
Houston, Higher Education Finance, Ser A, RB
Callable 05/15/21 @ 100
6.875%, 05/15/41	5,000	6,132
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	503
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	500	503
Lubbock, Health Facilities Development, First Mortgage - Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	430	442
Lubbock, Health Facilities Development, First Mortgage - Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.625%, 07/01/36	255	261
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Callable 09/01/31 @ 100
7.000%, 09/01/43(C)	5,000	4,599
Red River, Health Facilities Development, MRC Crossings Project, Ser B, RB
Callable 05/15/15 @ 100
5.000%, 11/15/19	1,075	1,078
Sanger, Industrial Development Authority, Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38	5,000	5,652

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance Corp., Buckingham Senior Living Community Project, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37	$6,000	$6,161
Tarrant County, Cultural Education Facilities Finance Corp., Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/29(B)	605	743
Texas State, Municipal Gas Acquisition & Supply I, Ser D, RB
6.250%, 12/15/26	3,575	4,418
Texas State, Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Project, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	3,500	4,250
Texas State, Private Activity Bond Surface Transportation Corp., NTE Mobility Project, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	6,412

Total Texas		58,457

Virginia [1.8%]
James City County, Economic Development Authority, United Methodist Home Project, Ser A, RB
Callable 06/01/23 @ 100
6.000%, 06/01/43	4,690	4,461
Virginia College Building Authority, Marymount University Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/35	1,200	1,275
Virginia College Building Authority, Marymount University Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	3,110	3,294

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	$1,000	$1,162

Total Virginia		10,192

Washington [0.7%]
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 04/22/15 @ 100
5.375%, 01/01/20(A)	2,000	2,001
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(A)	2,000	2,192

Total Washington		4,193

Wisconsin [5.3%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,066
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,085
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,676
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/30(A)	800	822
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A)	1,580	1,589
Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,446

Description	Face Amount (000)	Value (000)
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35	$3,000	$3,007
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45	4,280	4,218
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,548
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	6,000	6,139

Total Wisconsin		30,596

Puerto Rico [4.4%]
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/24	2,590	1,956
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	840	557
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/38	4,000	2,770
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/44	3,000	2,040
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/20 @ 100
8.000%, 07/01/35	10,000	8,200
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/33	1,440	842

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Municipal High Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/40	$1,000	$585
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,310	766
Puerto Rico, Electric Power Authority, Ser WW, RB
Callable 07/01/18 @ 100
5.500%, 07/01/38	1,060	620
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36	940	550
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/20 @ 100
5.375%, 08/01/39	5,000	2,988
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.000%, 08/01/42	3,500	2,188
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.500%, 08/01/44	1,250	800
Puerto Rico, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
5.250%, 08/01/41	1,000	593

Total Puerto Rico		25,455

Total Municipal Bonds
(Cost $497,657)		517,151

Short-Term Investments [12.5%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.010%**‡	38,476,491	38,476
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	33,540,566	33,541

Total Short-Term Investments
(Cost $72,017)		72,017

Total Investments [102.3%]
(Cost $569,674)		$589,168

Percentages are based on Net Assets of $576,072 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Investment in Affiliate.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2015, the value of these securities amounted to $32,007 (000), representing 5.6% of the net assets of the Fund.

(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(C)	Step Bond — The rate reported is the rate in effect on March 31, 2015. The coupon on a step bond changes on a specific date.

(D)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2015.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$517,151	$—	$517,151
Short-Term Investments	72,017	—	—	72,017
Total Investments in Securities	$72,017	$517,151	$—	$589,168

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [86.9%]
Advertising Agencies [1.5%]
MDC Partners
6.750%, 04/01/20(A)	$1,450	$1,528

Aerospace & Defense [0.5%]
LMI Aerospace
7.375%, 07/15/19(A)	350	353
Moog
5.250%, 12/01/22(A)	150	155

Total Aerospace & Defense		508

Air Transportation [1.1%]
CEVA Group
7.000%, 03/01/21(A)	1,100	1,067

Airlines [0.1%]
Continental Airlines, Ser 2009-2, Cl B
9.250%, 05/10/17	98	108

Automotive [0.7%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	675	663

Broadcasting & Cable [1.8%]
CSC Holdings
5.250%, 06/01/24(A)	200	204

Description	Face Amount (000)	Value (000)
DISH DBS
5.875%, 07/15/22	$600	$610
5.875%, 11/15/24	100	100
Unitymedia Hessen GmbH & KG
5.000%, 01/15/25(A)	650	656
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	200	212

Total Broadcasting & Cable		1,782

Building & Construction [0.8%]
Dycom Investments
7.125%, 01/15/21	300	314
Reliance Intermediate Holdings
6.500%, 04/01/23(A)	500	514

Total Building & Construction		828

Business Services [0.7%]
FTI Consulting
6.000%, 11/15/22	700	736

Coal Mining [1.1%]
CONSOL Energy
8.000%, 04/01/23(A)	700	686
5.875%, 04/15/22	450	407

Total Coal Mining		1,093

Commercial Serv-Finance [0.5%]
WEX
4.750%, 02/01/23(A)	550	546

Computer Graphics [0.4%]
Epicor Software
8.625%, 05/01/19	400	418

Computer System Design & Services [1.5%]
Brocade Communications Systems
4.625%, 01/15/23	450	449
NCR
6.375%, 12/15/23	400	426
5.875%, 12/15/21	600	626

Total Computer System Design & Services		1,501

Consumer Products & Services [3.5%]
Central Garden and Pet
8.250%, 03/01/18	1,955	2,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount(1) (000)	Value (000)
WMG Acquisition
6.750%, 04/15/22(A)	$550	$521
6.000%, 01/15/21(A)	993	1,013

Total Consumer Products & Services		3,534

Containers & Packaging [0.9%]
Novelis
8.750%, 12/15/20	850	911

Data Processing/Mgmt [0.5%]
First Data
8.750%, 01/15/22(A) (B)	460	495

Distribution/Wholesale [0.3%]
VWR Funding
4.625%, 04/15/22(A)	EUR 300	318

Diversified Operations [0.8%]
Amsted Industries
5.375%, 09/15/24(A)	150	150
5.000%, 03/15/22(A)	650	654

Total Diversified Operations		804

Drugs [1.3%]
Valeant Pharmaceuticals International
5.500%, 03/01/23(A)	250	252
VRX Escrow
5.375%, 03/15/20(A)	1,000	1,009

Total Drugs		1,261

E-Commerce/Services [0.9%]
IAC
4.750%, 12/15/22	900	893

Electric Utilities [1.2%]
AES
7.375%, 07/01/21	750	833
3.234%, 06/01/19(C)	350	348

Total Electric Utilities		1,181

Energy & Power [1.6%]
ContourGlobal Power Holdings
7.125%, 06/01/19(A)	1,250	1,275

Description	Face Amount (000)	Value (000)
TerraForm Power Operating
5.875%, 02/01/23(A)	$350	$363

Total Energy & Power		1,638

Engines-Internal Combust [0.9%]
Briggs & Stratton
6.875%, 12/15/20	800	877

Enterprise Software/Serv [2.1%]
Eagle Midco
9.000%, 06/15/18(A)	950	968
Infor US
6.500%, 05/15/22(A)	700	718
Open Text
5.625%, 01/15/23(A)	400	415

Total Enterprise Software/Serv		2,101

Entertainment & Gaming [1.5%]
Buffalo Thunder Development Authority
11.000%, 12/09/22(A) (H)	35	30
0.000%, 11/15/29(A) (E) (H)	16	—
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/20(A) (D) (H)	99	92
Mashantucket Western Pequot Tribe
6.500%, 07/01/36 (H)	80	—
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	200	201
Speedway Motorsports
5.125%, 02/01/23(A)	50	51
Wynn Las Vegas
5.500%, 03/01/25(A)	1,100	1,114

Total Entertainment & Gaming		1,488

Financial Services [5.3%]
Credit Acceptance
6.125%, 02/15/21	1,400	1,340
Icahn Enterprises
5.875%, 02/01/22	1,150	1,185
Jefferies Finance
7.500%, 04/15/21(A)	1,000	965
7.375%, 04/01/20(A)	495	480
Jefferies LoanCore
6.875%, 06/01/20(A)	450	417

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Oxford Finance
7.250%, 01/15/18(A)	$950	$979

Total Financial Services		5,366

Food, Beverage & Tobacco [3.1%]
Bumble Bee Holdings
9.000%, 12/15/17(A)	923	969
Darling Ingredients
5.375%, 01/15/22	300	302
Le-Nature’s
9.000%, 06/15/13(A) (E) (G) (H)	150	—
Vector Group
7.750%, 02/15/21	1,750	1,862

Total Food, Beverage & Tobacco		3,133

Food-Wholesale/Distrib [1.5%]
American Seafoods Group
10.750%, 05/15/16(A) (H)	350	328
KeHE Distributors
7.625%, 08/15/21(A)	1,100	1,167

Total Food-Wholesale/Distrib		1,495

Gas-Distribution [1.2%]
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	1,200	1,227

Gold Mining [0.8%]
Eldorado
6.125%, 12/15/20(A)	800	778

Hazardous Waste Disposal [0.3%]
Clean Harbors
5.125%, 06/01/21	300	305

Industrial [1.3%]
Penske Truck Leasing Lp
3.375%, 02/01/22(A)	250	249
Unifrax I
7.500%, 02/15/19(A)	1,025	1,030

Total Industrial		1,279

Insurance [2.7%]
American Equity Investment Life Holding
6.625%, 07/15/21	1,050	1,126

Description	Face Amount (000)	Value (000)
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	$425	$446
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,154

Total Insurance		2,726

Internet Connectiv Svcs [0.3%]
Cogent Communications Group
5.375%, 03/01/22(A)	300	299

Internet Security [0.2%]
VeriSign
5.250%, 04/01/25(A)	150	153

Investment Banks [1.7%]
Bank of America
6.250%, 09/29/49(C)	500	509
Citigroup
6.300%, 12/29/49(C)	400	409
Royal Bank of Scotland Group
1.197%, 03/01/17(C)	800	803

Total Investment Banks		1,721

Machinery [0.4%]
Tempel Steel
12.000%, 08/15/16(A)	500	424

Medical Products & Services [1.7%]
Halyard Health
6.250%, 10/15/22(A)	400	419
Physio-Control International
9.875%, 01/15/19(A)	1,200	1,275

Total Medical Products & Services		1,694

Metal-Copper [1.2%]
KGHM International
7.750%, 06/15/19(A)	1,200	1,236

Metals & Mining [0.5%]
Kaiser Aluminum
8.250%, 06/01/20	500	545

Miscellaneous Business Services [2.0%]
ADT
6.250%, 10/15/21	400	426
3.500%, 07/15/22	200	182

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Sitel
11.000%, 08/01/17(A)	$1,375	$1,423

Total Miscellaneous Business Services		2,031

Motion Pictures and Services [0.1%]
DreamWorks Animation SKG
6.875%, 08/15/20(A)	150	146

Office Automation and Equip [0.4%]
Xerox
2.750%, 09/01/20	450	449

Oil-Field Services [1.1%]
Exterran Holdings
7.250%, 12/01/18	550	555
FTS International
6.250%, 05/01/22(A)	700	514

Total Oil-Field Services		1,069

Oil-US Royalty Trusts [0.2%]
IronGate Energy Services
11.000%, 07/01/18(A) (H)	275	182

Paper & Related Products [2.1%]
Argos Merger Sub
7.125%, 03/15/23(A)	300	311
Opal Acquisition
8.875%, 12/15/21(A)	1,800	1,831

Total Paper & Related Products		2,142

Petrochemicals [1.0%]
TPC Group
8.750%, 12/15/20(A)	1,045	956

Petroleum & Fuel Products [10.6%]
Antero Resources
5.625%, 06/01/23(A)	350	346
5.125%, 12/01/22	350	336
Atlas Energy Holdings Operating
9.250%, 08/15/21	875	604
7.750%, 01/15/21	975	663
BreitBurn Energy Partners
7.875%, 04/15/22	1,400	1,008
Comstock Resources
10.000%, 03/15/20(A)	750	726
Crestwood Midstream Partners
6.125%, 03/01/22	550	554

Description	Face Amount (000)	Value (000)
Endeavor Energy Resources
7.000%, 08/15/21(A)	$250	$241
Legacy Reserves
8.000%, 12/01/20	760	623
6.625%, 12/01/21	750	592
Milagro Oil & Gas
10.500%, 05/15/16(E) (H)	400	232
Precision Drilling
6.625%, 11/15/20	475	448
QEP Resources
5.250%, 05/01/23	300	294
Regency Energy Partners
8.375%, 06/01/19(A)	455	477
Sabine Pass Liquefaction
5.750%, 05/15/24	1,000	1,005
5.625%, 04/15/23	200	199
5.625%, 03/01/25(A)	300	297
SandRidge Energy
8.125%, 10/15/22	1,000	614
Ultra Petroleum
5.750%, 12/15/18(A)	700	632
Unit
6.625%, 05/15/21	850	799

Total Petroleum & Fuel Products		10,690

Phys Therapy/Rehab Cntrs [0.3%]
HealthSouth
5.125%, 03/15/23	250	254

Printing & Publishing [0.0%]
Expo Event Transco
9.000%, 06/15/21(A)	10	10

Property/Casualty Ins [0.8%]
Lancashire Holdings
5.700%, 10/01/22(A)	480	526
QBE Capital Funding III
7.250%, 05/24/41(A) (C)	250	278

Total Property/Casualty Ins		804

Publishing-Books [1.3%]
McGraw-Hill Global Education Holdings
9.750%, 04/01/21	1,150	1,271

Radio [1.3%]
Sirius XM Radio
5.375%, 04/15/25(A)	1,350	1,357

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Real Estate [0.8%]
Kennedy-Wilson
5.875%, 04/01/24	$800	$802

Real Estate Investment Trusts [0.6%]
Hospitality Properties Trust
4.500%, 03/15/25	550	563

Real Estate Oper/Develop [0.2%]
Greystar Real Estate Partners
8.250%, 12/01/22(A)	200	209

Retail [7.6%]
AmeriGas Finance
7.000%, 05/20/22	1,510	1,619
Brunswick
4.625%, 05/15/21(A)	550	554
Checkers Drive-In Restaurants
11.000%, 12/01/17(A)	650	707
Ferrellgas
6.750%, 01/15/22	300	305
6.500%, 05/01/21	50	51
GRD Holdings III
10.750%, 06/01/19(A)	1,320	1,435
Guitar Center
6.500%, 04/15/19(A)	50	44
Men’s Wearhouse
7.000%, 07/01/22(A)	250	263
Nathan’s Famous
10.000%, 03/15/20(A)	150	158
Petco Animal Supplies
9.250%, 12/01/18(A)	300	315
PF Chang’s China Bistro
10.250%, 06/30/20(A)	285	295
QVC
4.450%, 02/15/25	450	453
Rite Aid
6.125%, 04/01/23(A)	700	717
Suburban Propane Partners
5.750%, 03/01/25	250	255
5.500%, 06/01/24	450	461

Total Retail		7,632

Semi-Conductors [1.2%]
Micron Technology
5.250%, 08/01/23(A)	1,150	1,170

Description	Face Amount(1) (000)	Value (000)
Telecommunication Equip [1.1%]
Alcatel-Lucent USA
8.875%, 01/01/20(A)	$150	$164
Avaya
7.000%, 04/01/19(A)	1,000	992

Total Telecommunication Equip		1,156

Telephones & Telecommunications [2.8%]
CenturyLink
5.625%, 04/01/25(A)	350	352
Sirius XM Canada Holdings
5.625%, 04/23/21(A)	600	477
Sprint
7.625%, 02/15/25	350	348
Sprint Nextel
7.000%, 03/01/20(A)	500	551
UPCB Finance V
7.250%, 11/15/21(A)	500	538
Virgin Media Secured Finance
5.250%, 01/15/26(A)	500	510

Total Telephones & Telecommunications		2,776

Transportation Services [3.0%]
Harbinger Group
7.875%, 07/15/19	554	583
7.750%, 01/15/22	1,083	1,078
Marquette Transportation
10.875%, 01/15/17	1,110	1,145
Moto Finance
6.375%, 09/01/20(A)	GBP 150	225

Total Transportation Services		3,031

Total Corporate Bonds
(Cost $89,179)		87,360

Loan Participations [6.9%]
Automotive [1.4%]
American Tire Distributors, Cov-Lite, First Lien Term Loan
0.000%, 09/24/21 (F)	695	697
American Tire Distributors, First Lien Term Loan
5.750%, 06/01/18	695	695

Total Automotive		1,392

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Communications [1.3%]
Balboa Merger Sub, First Lien Term Loan B
6.500%, 11/25/20	$350	$350
Sky Bet, Cov-Lite, First Lien Term Loan
0.000%, 02/09/22 (F)	650	960

Total Communications		1,310

Computer & Electronics [0.9%]
Evergreen Skills, First Lien Term Loan
5.750%, 04/28/21	172	170
Evergreen Skillsoft, Term Loan
5.750%, 04/28/21	270	266
Flexera Software, Term Loan
4.500%, 04/02/20	461	460

Total Computer & Electronics		896

Energy [0.1%]
Magnum Hunter Resources Corporation, Term Loan (Second Lien )
8.500%, 10/17/19	129	127

Food and Drug [0.0%]
Rite Aid Corporation, Unfunded Bridge, First Lien Term Loan
0.000%, 02/10/16 (I) (H)	150	—

Information Technology [0.4%]
Advanced Computer Services, First Lien Term Loan
0.000%, 01/28/22 (F)	400	395

Manufacturing [0.2%]
Pelican Products, Term Loan
9.250%, 04/09/21	250	248

Metals & Mining [0.4%]
Noranda Aluminum, Term Loan
5.750%, 02/24/19	398	370

Oil & Gas [0.6%]
Cactus Wellhead, First Lien Term Loan
7.000%, 07/31/20	349	213
Expro Holding, Term Loan
5.750%, 09/02/21	299	254

Description	Face Amount (000)/Shares	Value (000)
Frac Tech International, Term Loan B
5.750%, 04/16/21	$175	$135

Total Oil & Gas		602

Professional & Business Services [0.2%]
Intertrust Group, Second Lien Term Loan
8.000%, 04/15/22	200	199

Retail [0.7%]
Hardware Holdings, Term Loan
8.000%, 03/30/20 (G) (H)	398	386
Neiman Marcus (fka Mariposa), New Term Loan
4.250%, 10/25/20	347	345

Total Retail		731

Telecommunications [0.5%]
Avaya Inc., Term B3 Extended
4.672%, 10/26/17	496	487

Transportation [0.2%]
CEVA Group, First Lien Term Loan
6.500%, 03/19/21	199	186

Total Loan Participations
(Cost $7,135)		6,943

Preferred Stock [1.0%]
Insurance [1.0%]
Aspen Insurance Holdings (C)	40,000	1,027

Miscellaneous Manufacturing [0.0%]
CEVA Group *	49	41

Total Preferred Stock
(Cost $1,044)		1,068

Common Stock [0.7%]
Electronic Equipment & Instruments [0.0%]
CUI * (G) (H)	—	8

Metals & Mining [0.3%]
Mirabela Nickel *	2,465,571	263

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Shares/Face Amount (000)/ Number of Warrants	Value (000)
Miscellaneous Manufacturing [0.0%]
CEVA Group * (G)	22	$19

Printing & Publishing [0.4%]
Houghton Mifflin Harcourt *	16,866	396

Total Common Stock
(Cost $853)		686

Convertible Bond [0.6%]
Metals & Mining [0.6%]
Mirabela Nickel
9.500%, 06/24/19(A) (G) (H)	$568	568

Total Convertible Bond
(Cost $569)		568

Asset-Backed Security [0.4%]
Airlines [0.4%]
United Airlines 2013-1 Class B Pass Through Trust
5.375%, 08/15/21	382	399

Total Asset-Backed Security
(Cost $382)		399

Mortgage-Backed Security [0.3%]
SRERS Funding, Ser 2011-RS, Cl A1B1
0.417%, 10/09/14(A) (C)	330	314

Total Mortgage-Backed Security
(Cost $291)		314

Warrant [0.0%]
Alion Science and Technology,
Expires 03/15/17*(H)	380	—

Total Warrant
(Cost $—)		—

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust*(G) (H)	8,500	—

Total Special Stock
(Cost $9)		—

Description	Shares	Value (000)
Short-Term Investments [0.5%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%**‡	471,399	$471
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	9,487	10

Total Short-Term Investments
(Cost $481)		481

Total Investments [97.3%]
(Cost $99,943)		$97,819

Percentages are based on Net Assets of $100,524 (000).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Investment in Affiliate.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2015, the value of these securities amounted to $53,029 (000), representing 52.8% of the net assets of the Fund.

(B)	Payment in Kind.

(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2015.

(D)	Step Bond — The rate reported is the rate in effect on March 31, 2015. The coupon on a step bond changes on a specific date.

(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(F)	Unsettled bank loan.

(G)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2015 was $981 (000) and represented 1.0% of net assets of the Fund.

(H)	Security is considered illiquid. The total market value of such securities as of March 31, 2015 was $1,826 (000) and represented 1.8% of net assets of the Fund.

(I)	Unfunded bank loan.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP— British Pound Sterling

Ser — Series

USD — United States Dollar

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale High Yield Bond Fund (concluded)

Amounts designated as “—” are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (000)
4/7/2015	AUD	210	USD	163	$3
4/7/2015	CAD	300	USD	481	7
4/7/2015	EUR	300	USD	323	1
4/7/2015	GBP	770	USD	1,145	3
					$14

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Appreciation (000)
US Bank	$(2,098)	$2,112	$14

For the period ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$87,360	$—	$87,360
Loan Participations	—	6,557	386	6,943
Preferred Stock	1,027	41	—	1,068
Common Stock	659	—	27	686
Convertible Bond	—	—	568	568
Asset-Backed Security	—	399	—	399
Mortgage-Backed Security	—	314	—	314
Warrant	—	—	—	—
Special Stock	—	—	—	—
Short-Term Investments	481	—	—	481
Total Investments in Securities	$2,167	$94,671	$981	$97,819

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$14	$—	$14
Total Other Financial Instruments	$—	$14	$—	$14

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	Of the $981 (000) in Level 3 securities as of March 31, 2015, all are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs is required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2015:

	Investments in Corporate Bonds (000)	Investments in Convertible Bonds (000)	Investments in Loan Participations (000)
Beginning balance as of October 1, 2014	$5	$542	$—
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	—	—
Purchases	—	26	—
Sales/paydowns	(5)	—	—
Transfers into Level 3	—	—	386
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2015	$—	$568	$386
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—	$—

	Investments in Common Stock (000)	Total (000)
Beginning balance as of October 1, 2014	$13	$560
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(5)	(5)
Purchases	—	26
Sales/paydowns	—	(5)
Transfers into Level 3	19	405
Transfers out of Level 3	—	—
Ending balance as of March 31, 2015	$27	$981
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(5)	$(5)

For the period ended March 31, 2015, there have been transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2015, there have been transfers between Level 2 and Level 3 assets and liabilities. The transfers out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [71.9%]
Consumer Discretionary [4.2%]
AutoZone
3.700%, 04/15/22	$250	$260
Best Buy
3.750%, 03/15/16	300	307
CBS
3.375%, 03/01/22	175	178
Comcast
3.125%, 07/15/22	200	207
Expedia
5.950%, 08/15/20	250	282
Gap
5.950%, 04/12/21	495	568
Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	3,725	3,749
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	1,011
Johnson Controls
5.500%, 01/15/16	100	104
Newell Rubbermaid
2.875%, 12/01/19	2,000	2,038
Scripps Networks Interactive
2.700%, 12/15/16	1,000	1,030

Description	Face Amount (000)	Value (000)
Time Warner Cable
4.125%, 02/15/21	$165	$177
Toys R Us Property II
8.500%, 12/01/17	1	1
Tupperware Brands
4.750%, 06/01/21	500	541
Viacom
6.250%, 04/30/16	125	132
Yum! Brands
6.250%, 03/15/18	30	34

Total Consumer Discretionary		10,619

Consumer Staples [2.5%]
Avon Products
6.500%, 03/01/19	250	249
Bunge Finance
8.500%, 06/15/19	105	129
5.900%, 04/01/17	100	108
5.100%, 07/15/15	500	506
Campbell Soup
8.875%, 05/01/21	350	461
ConAgra Foods
4.950%, 08/15/20	410	452
1.900%, 01/25/18	200	200
Dr Pepper Snapple Group
2.900%, 01/15/16	2,200	2,235
JM Smucker
3.000%, 03/15/22(A)	500	507
Lorillard Tobacco
8.125%, 06/23/19	500	612
Reynolds American
6.750%, 06/15/17	100	111
WM Wrigley Jr
4.650%, 07/15/15	750	759

Total Consumer Staples		6,329

Energy [4.2%]
Boardwalk Pipelines
5.875%, 11/15/16	146	153
5.750%, 09/15/19	175	190
5.500%, 02/01/17	221	231
5.200%, 06/01/18	84	87
BP Capital Markets
3.200%, 03/11/16	100	102
3.125%, 10/01/15	145	147
Buckeye Partners
6.050%, 01/15/18	155	168
ConocoPhillips
5.750%, 02/01/19	290	333

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
DCP Midstream
9.750%, 03/15/19(A)	$114	$127
DCP Midstream Operating
3.250%, 10/01/15	120	121
Ecopetrol
7.625%, 07/23/19	250	294
Enbridge Energy Partners
5.875%, 12/15/16	191	205
Energy Transfer Partners
9.700%, 03/15/19	330	415
9.000%, 04/15/19	189	234
6.125%, 02/15/17	426	460
3.600%, 02/01/23	200	198
Enterprise Products Operating
6.500%, 01/31/19	140	162
3.700%, 06/01/15	125	126
EOG Resources
5.625%, 06/01/19	290	333
FMC Technologies
3.450%, 10/01/22	200	197
Husky Energy
3.950%, 04/15/22	150	152
Kinder Morgan Energy Partners
5.950%, 02/15/18	75	83
5.300%, 09/15/20	125	138
Marathon Oil
6.000%, 10/01/17	150	167
National Oilwell Varco
6.125%, 08/15/15	100	100
ONEOK Partners
2.000%, 10/01/17	155	155
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	450
Petrofac
3.400%, 10/10/18(A)	125	123
Plains All American Pipeline
5.875%, 08/15/16	205	217
Plains Exploration & Production
6.125%, 06/15/19	1,309	1,384
PPL Energy Supply
6.200%, 05/15/16	105	109
Puget Energy
6.000%, 09/01/21	500	590
Rowan
4.875%, 06/01/22	200	192
Sabine Pass LNG
7.500%, 11/30/16	100	106
Spectra Energy Capital
6.750%, 07/15/18	745	841
6.200%, 04/15/18	135	150

Description	Face Amount (000)	Value (000)
Total Capital International
1.500%, 02/17/17	$100	$101
Transocean
7.375%, 04/15/18	494	480
6.000%, 03/15/18	500	471
Williams Partners
3.350%, 08/15/22	200	193

Total Energy		10,485

Financials [30.2%]
ACE INA Holdings
5.800%, 03/15/18	300	338
Alleghany
5.625%, 09/15/20	270	302
American Express
0.852%, 05/22/18(B)	3,000	3,002
American Express Credit, MTN
2.800%, 09/19/16	175	180
American International Group
6.400%, 12/15/20	49	60
Aon
3.500%, 09/30/15	200	203
Associates Corp of North America
6.950%, 11/01/18	150	175
Axis Specialty Finance
5.875%, 06/01/20	250	287
Bank of America
10.200%, 07/15/15	350	359
5.700%, 05/02/17	950	1,023
5.420%, 03/15/17	42	45
Bank of America, MTN
5.650%, 05/01/18	145	161
Bank of Montreal, MTN
1.450%, 04/09/18	340	340
Barclays Bank
5.125%, 01/08/20	100	114
BB&T, MTN
1.600%, 08/15/17	355	357
Bear Stearns
7.250%, 02/01/18	275	317
5.550%, 01/22/17	468	501
Capital One Financial
5.500%, 06/01/15	2,000	2,016
1.500%, 03/22/18	475	472
Citigroup
6.125%, 05/15/18	140	158
4.500%, 01/14/22	2,000	2,208
CNA Financial
6.950%, 01/15/18	1,076	1,215

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	$150	$169
Countrywide Financial, MTN
6.000%, 08/26/20(C)	313	313
Credit Suisse NY, MTN
5.300%, 08/13/19	150	169
Daimler Finance North America
1.875%, 01/11/18(A)	4,200	4,248
Dresdner Bank NY
7.250%, 09/15/15	1,150	1,178
ERAC USA Finance
3.300%, 10/15/22(A)	250	254
Ford Motor Credit
4.250%, 02/03/17	2,000	2,100
1.700%, 05/09/16	1,000	1,005
Goldman Sachs Group
6.250%, 09/01/17	550	610
6.150%, 04/01/18	150	169
5.625%, 01/15/17	700	751
5.350%, 01/15/16	250	259
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	584
HSBC Finance
6.676%, 01/15/21	83	98
ING Bank
3.750%, 03/07/17(A)	200	209
Janus Capital Group
6.700%, 06/15/17	600	659
Jefferies Group
8.500%, 07/15/19	1,000	1,196
5.500%, 03/15/16	1,000	1,034
JPMorgan Chase
4.950%, 03/25/20	100	112
4.250%, 10/15/20	150	164
3.125%, 01/23/25	4,700	4,714
JPMorgan Chase, MTN
5.300%, 05/15/18	150	150
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(D)	400	57
Macquarie Bank, MTN
2.600%, 06/24/19(A)	4,200	4,260
Marsh & McLennan, MTN
2.550%, 10/15/18	100	103
MetLife
6.817%, 08/15/18	3,500	4,079
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	134

Description	Face Amount (000)	Value (000)
Moody’s
5.500%, 09/01/20	$800	$913
Morgan Stanley, MTN
5.625%, 09/23/19	2,000	2,276
MUFG Americas Holdings
2.250%, 02/10/20	2,000	2,004
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,403
National Bank of Canada, MTN
1.450%, 11/07/17	750	747
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	162
6.550%, 11/01/18	300	349
Navient, MTN
5.000%, 06/15/18	2	2
Penske Truck Leasing
3.750%, 05/11/17(A)	3,000	3,129
Principal Financial Group
8.875%, 05/15/19	130	164
3.300%, 09/15/22	200	204
Protective Life
6.400%, 01/15/18	250	280
Prudential Financial, MTN
5.375%, 06/21/20	145	167
Royal Bank of Canada, MTN
0.724%, 09/09/16(B)	125	125
Silicon Valley Bank
6.050%, 06/01/17	355	382
Simon Property Group
10.350%, 04/01/19	3,500	4,537
SunTrust Banks
6.000%, 09/11/17	254	281
Svenska Handelsbanken, MTN
5.125%, 03/30/20(A)	5,800	6,647
TD Ameritrade Holding
5.600%, 12/01/19	290	336
Toronto-Dominion Bank, MTN
0.815%, 11/05/19(B)	3,100	3,119
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	102
UBS, MTN
7.375%, 06/15/17	388	434
US Bank
2.125%, 10/28/19	4,500	4,558
Volkswagen International Finance
2.375%, 03/22/17(A)	125	128
Wells Fargo Bank
5.750%, 05/16/16	100	106

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wilmington Trust
8.500%, 04/02/18	$315	$370

Total Financials		75,536

Health Care [2.2%]
Actavis
3.250%, 10/01/22	500	499
Boston Scientific
6.400%, 06/15/16	145	154
Laboratory Corp of America Holdings
3.200%, 02/01/22	2,500	2,531
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	1,808	1,805
UnitedHealth Group
4.700%, 02/15/21	200	228
1.625%, 03/15/19	250	250

Total Health Care		5,467

Industrials [4.1%]
Carlisle
3.750%, 11/15/22	250	257
CNH America
7.250%, 01/15/16	388	402
Eaton
8.875%, 06/15/19	125	155
Embraer Overseas
5.696%, 09/16/23(A)	520	556
GATX
6.000%, 02/15/18	170	187
General Electric Capital, MTN
6.000%, 08/07/19	410	479
5.625%, 09/15/17	300	332
5.300%, 02/11/21	3,500	4,043
4.375%, 09/16/20	150	166
IDEX
4.200%, 12/15/21	250	266
Joy Global
6.000%, 11/15/16	500	536
Lennox International
4.900%, 05/15/17	250	261
NuStar Logistics
8.150%, 04/15/18	250	280
4.800%, 09/01/20	200	196
Owens Corning
6.500%, 12/01/16	36	39

Description	Face Amount (000)	Value (000)
Penske Truck Leasing
4.875%, 07/11/22(A)	$200	$216
4.250%, 01/17/23(A)	300	312
3.375%, 03/15/18(A)	250	260
2.500%, 03/15/16(A)	500	507
Republic Services
3.550%, 06/01/22	250	262
Roper Industries
3.125%, 11/15/22	200	199
1.850%, 11/15/17	250	252
Xylem
3.550%, 09/20/16	200	206

Total Industrials		10,369

Information Technology [6.0%]
Apple
0.512%, 02/07/20(B)	7,238	7,245
Arrow Electronics
6.875%, 06/01/18	400	451
Avnet
6.625%, 09/15/16	128	137
Fiserv
3.500%, 10/01/22	250	258
KLA-Tencor
4.125%, 11/01/21	1,000	1,053
Lexmark International
5.125%, 03/15/20	2,250	2,413
Nokia
5.375%, 05/15/19	950	1,021
Texas Instruments
1.650%, 08/03/19	295	293
Western Union
5.253%, 04/01/20	2,000	2,222

Total Information Technology		15,093

Materials [6.1%]
Airgas
2.900%, 11/15/22	250	248
AngloGold Ashanti Holdings
5.375%, 04/15/20	1,317	1,302
ArcelorMittal
9.850%, 06/01/19	200	245
6.125%, 06/01/18	800	859
Avery Dennison
5.375%, 04/15/20	405	445
Cabot
5.000%, 10/01/16	300	317

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Glencore Canada
6.000%, 10/15/15	$1,192	$1,222
5.500%, 06/15/17	1,010	1,081
Glencore Funding
1.700%, 05/27/16(A)	1,500	1,506
1.613%, 01/15/19(A) (B)	2,000	2,001
International Paper
7.950%, 06/15/18	130	154
Kinross
5.125%, 09/01/21	303	290
Rio Tinto Finance USA
6.500%, 07/15/18	100	115
3.500%, 03/22/22	4,000	4,133
Southern Copper
6.375%, 07/27/15	380	386
Vale Overseas
5.625%, 09/15/19	505	536
Worthington Industries
6.500%, 04/15/20	250	286

Total Materials		15,126

REITs [4.3%]
American Tower
3.400%, 02/15/19	2,100	2,169
BioMed Realty
3.850%, 04/15/16	500	512
Boston Properties
5.875%, 10/15/19	140	162
CommonWealth
6.650%, 01/15/18	300	328
5.875%, 09/15/20	105	117
DDR
4.625%, 07/15/22	250	269
Equity One
3.750%, 11/15/22	250	254
HCP
6.000%, 01/30/17	350	378
2.625%, 02/01/20	175	175
HCP, MTN
6.300%, 09/15/16	462	495
Health Care
5.875%, 05/15/15	268	270
4.950%, 01/15/21	155	172
Healthcare Realty Trust
6.500%, 01/17/17	250	272
Highwoods Realty
3.625%, 01/15/23	200	204
Description	Face Amount (000)	Value (000)
Liberty Property, MTN
7.500%, 01/15/18	$177	$201
National Retail Properties
6.875%, 10/15/17	300	336
3.800%, 10/15/22	350	363
Prologis
6.875%, 03/15/20	101	120
3.350%, 02/01/21	2,200	2,284
Realty Income
5.950%, 09/15/16	129	138
3.250%, 10/15/22	200	201
Senior Housing Properties Trust
6.750%, 12/15/21	500	582
4.300%, 01/15/16	500	507
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	253

Total REITs		10,762

Shipping & Transportation [0.1%]
Federal Express 1998 Pass-Through Trust
7.020%, 01/15/16	197	202

Telecommunication Services [4.9%]
America Movil
3.125%, 07/16/22	4,000	4,068
AT&T
5.600%, 05/15/18	310	344
CenturyLink
6.450%, 06/15/21	355	383
5.800%, 03/15/22	250	260
COX Communications
7.250%, 11/15/15	231	240
COX Communications, MTN
6.850%, 01/15/18	224	252
Deutsche Telekom International Finance BV
6.000%, 07/08/19	50	58
Qwest
6.500%, 06/01/17	100	109
Telefonica Emisiones SAU
6.421%, 06/20/16	275	292
6.221%, 07/03/17	286	316
5.462%, 02/16/21	115	132
5.134%, 04/27/20	300	339
3.992%, 02/16/16	500	513
3.729%, 04/27/15	400	401

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Verizon Communications
4.600%, 04/01/21	$4,100	$4,554

Total Telecommunication Services		12,261

Utilities [3.1%]
AmeriGas Partners
6.500%, 05/20/21	477	499
Arizona Public Service
6.250%, 08/01/16	44	47
British Transco Finance
6.625%, 06/01/18	128	148
Cleveland Electric Illuminating
7.880%, 11/01/17	10	12
5.700%, 04/01/17	6	6
Entergy Mississippi
6.640%, 07/01/19	540	638
Entergy Texas
7.125%, 02/01/19	190	226
Exelon Generation
6.200%, 10/01/17	2,125	2,354
Jersey Central Power & Light
5.625%, 05/01/16	265	277
KeySpan
8.000%, 11/15/30	50	71
Korea Electric Power
6.750%, 08/01/27	75	97
National Fuel Gas
4.900%, 12/01/21	500	550
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	179
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	485
ONEOK
4.250%, 02/01/22	294	279
Pennsylvania Electric
6.625%, 04/01/19	15	17
PPL Energy Supply
5.700%, 10/15/15	75	76
Puget Energy
5.625%, 07/15/22	250	291
Puget Sound Energy, MTN
6.740%, 06/15/18	57	65
Southwestern Electric Power
5.875%, 03/01/18	581	648
3.550%, 02/15/22	500	528
Southwestern Public Service
8.750%, 12/01/18	250	311

Description	Face Amount (000)/Shares	Value (000)
Xcel Energy
5.613%, 04/01/17	$10	$11

Total Utilities		7,815

Total Corporate Bonds
(Cost $175,478)		180,064

U.S. Government Agency Obligations [7.7%]
FHLB
0.875%, 05/24/17	2,000	2,009
FHLMC
1.750%, 05/30/19	3,000	3,045
1.000%, 09/29/17	660	662
FNMA
5.000%, 03/15/16	5,700	5,951
1.875%, 09/18/18	150	154
1.625%, 11/27/18	6,000	6,095
1.375%, 11/15/16	460	467
1.125%, 04/27/17	470	474
0.875%, 05/21/18	350	349

Total U.S. Government Agency Obligations
(Cost $19,009)		19,206

Preferred Stock [3.2%]
Financials [1.1%]
BB&T	10,000	253
Citigroup	10,000	254
Goldman Sachs Group	25,000	635
HSBC Holdings	30,000	787
JPMorgan Chase	20,000	496
Prudential Financial	10,000	259

Total Financials		2,684

Industrials [0.3%]
Pitney Bowes	10,000	267
Stanley Black & Decker	20,000	514

Total Industrials		781

REITs [1.3%]
Digital Realty Trust	10,000	259
Kimco Realty	10,000	243
National Retail Properties	20,000	525
Realty Income	20,000	528
Senior Housing Properties Trust	52,500	1,307

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Shares/Face Amount (000)	Value (000)
Vornado Realty Trust	20,000	$498

Total REITs		3,360

Telecommunication Services [0.3%]
Telephone & Data Systems	30,000	723

Utilities [0.2%]
SCE Trust I	20,000	508

Total Preferred Stock
(Cost $7,904)		8,056

Municipal Bonds [3.2%]
California [1.6%]
California State, Department of Water Resources, Ser L, RB
Callable 05/01/20 @ 100
5.000%, 05/01/21	$3,460	4,078

Florida [1.6%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	3,870	3,910

Total Municipal Bonds
(Cost $7,866)		7,988

Asset-Backed Securities [2.5%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	101	107
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 06/06/16(E) (F) (G)	751	709
Carmax Auto Owner Trust, Ser 2014-2, Cl A3
0.980%, 01/15/19	5,350	5,355
Cityscape Home Equity Loan Trust Series, Ser 1997-C, Cl A4
7.000%, 07/25/28(D) (E) (F)	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	21	22
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	—	—

Description	Face Amount (000)	Value (000)
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	$21	$21

Total Asset-Backed Securities
(Cost $6,249)		6,214

U.S. Government Mortgage-Backed Obligations [2.4%]
FHLMC, Pool 1B2677
2.421%, 01/01/35(B)	6	7
FHLMC, Pool 1B2683
2.431%, 01/01/35(B)	4	4
FHLMC, Pool 1B2692
2.361%, 12/01/34(B)	12	12
FHLMC, Pool A93505
4.500%, 08/01/40	46	50
FHLMC, Pool A93996
4.500%, 09/01/40	68	75
FHLMC, Pool C03490
4.500%, 08/01/40	356	389
FHLMC, Pool C09015
3.000%, 10/01/42	231	236
FHLMC, Pool C20300
6.500%, 01/01/29	4	4
FHLMC, Pool E01280
5.000%, 12/01/17	3	3
FHLMC, Pool G02940
5.500%, 05/01/37	13	14
FHLMC, Pool G04222
5.500%, 04/01/38	21	23
FHLMC, Pool G04913
5.000%, 03/01/38	79	87
FHLMC, Pool G08003
6.000%, 07/01/34	20	23
FHLMC, Pool G11431
6.000%, 08/01/18	2	2
FHLMC, Pool G11880
5.000%, 12/01/20	15	16
FHLMC, Pool G18124
6.000%, 06/01/21	11	12
FHLMC, Pool J19197
3.000%, 05/01/27	166	174
FHLMC, Pool Q08998
3.500%, 06/01/42	196	206
FHLMC, Pool Q10378
3.000%, 08/01/42	222	227
FHLMC, Ser 2004-2804, Cl VC, Pool FHR 2804 VC
5.000%, 07/15/21	94	99

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	$150	$168
FHLMC Multifamily Structured Pass Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	400	414
FHLMC Multifamily Structured Pass Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	206
FHLMC Multifamily Structured Pass Through Certificates, Ser K708, Cl A2
2.130%, 01/25/19	300	307
FNMA, Pool 252570
6.500%, 07/01/29	6	7
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	2	2
FNMA, Pool 254545
5.000%, 12/01/17	9	10
FNMA, Pool 254685
5.000%, 04/01/18	9	9
FNMA, Pool 254949
5.000%, 11/01/33	15	16
FNMA, Pool 255814
5.500%, 08/01/35	26	30
FNMA, Pool 303168
9.500%, 02/01/25	2	2
FNMA, Pool 725424
5.500%, 04/01/34	23	26
FNMA, Pool 735060
6.000%, 11/01/34	14	16
FNMA, Pool 735228
5.500%, 02/01/35	12	14
FNMA, Pool 735230
5.500%, 02/01/35	30	34
FNMA, Pool 745275
5.000%, 02/01/36	123	136
FNMA, Pool 745418
5.500%, 04/01/36	140	157
FNMA, Pool 827223
1.968%, 04/01/35(B)	67	71
FNMA, Pool 844809
5.000%, 11/01/35	59	66
FNMA, Pool AD0454
5.000%, 11/01/21	30	32
FNMA, Pool AD8522
4.000%, 08/01/40	49	53

Description	Face Amount (000)	Value (000)
FNMA, Pool AE0828
3.500%, 02/01/41	$362	$381
FNMA, Pool AH0621
3.500%, 01/01/41	89	94
FNMA, Pool AJ1407
4.000%, 09/01/41	79	85
FNMA, Pool AJ7689
4.000%, 12/01/41	256	274
FNMA, Pool AK0971
3.000%, 02/01/27	154	162
FNMA, Pool AO2970
3.000%, 05/01/42	211	217
FNMA, Pool AO4137
3.500%, 06/01/42	213	224
FNMA, Pool MA1277
2.500%, 12/01/27	146	151
FNMA REMIC Trust, Ser 2004-W6, Cl 1A6
5.500%, 07/25/34	67	68
GNMA, Pool 780315
9.500%, 12/15/17	2	2
GNMA, Pool G2 4696
4.500%, 05/20/40	167	183
GNMA, Pool G2 4747
5.000%, 07/20/40	63	71
GNMA, Pool G2 4923
4.500%, 01/20/41	91	99
GNMA, Pool G2 MA0155
4.000%, 06/20/42	221	238
GNMA, Pool G2 MA0392
3.500%, 09/20/42	240	253

Total U.S. Government Mortgage-Backed Obligations
(Cost $5,709)		5,942

Commercial Mortgage-Backed Obligations [0.9%]
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR9, Cl A4A
4.871%, 09/11/42	144	145
CD 2005-CD1 Commercial Mortgage Trust, Ser CD1, Cl A4
5.226%, 07/15/44(B)	181	181
Commercial Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/44(B)	121	121
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	131

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Credit Suisse First Boston Mortgage Securities, Ser C5, Cl A4
5.100%, 08/15/38(B)	$144	$144
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	281
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl A4
4.895%, 09/12/37	239	239
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	154
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	282
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	231
NCUA Guaranteed Notes Trust, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	18	19
Wachovia Bank Commercial Mortgage Trust Series, Ser C22, Cl A4
5.271%, 12/15/44(B)	221	224

Total Commercial Mortgage-Backed Obligations
(Cost $2,178)		2,152

Certificate of Deposit [0.1%]
Swiss Bank
7.375%, 07/15/15	175	178

Total Certificate of Deposit
(Cost $176)		178

Foreign Government Bonds [0.1%]
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	112
Province of Newfoundland and Labrador Canada
7.320%, 10/13/23	100	135

Description	Face Amount (000)	Value (000)
Province of Quebec Canada, MTN
7.380%, 04/09/26(C)	$100	$139

Total Foreign Government Bonds
(Cost $359)		386

Residential Mortgage-Backed Securities [0.0%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	23	23
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	3	3
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	7	7
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	12	12
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	29	29
WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	36	36

Total Residential Mortgage-Backed Securities
(Cost $109)		110

U.S. Treasury Obligations [5.2%]
U.S. Treasury Note
2.750%, 02/15/19	845	896
2.625%, 11/15/20	425	450
2.375%, 07/31/17	1,010	1,050
2.250%, 11/15/24	4,500	4,626
2.000%, 02/15/25	2,300	2,315
1.750%, 10/31/18	610	624
1.250%, 04/30/19	2,375	2,378
0.875%, 07/31/19	815	802

Total U.S. Treasury Obligations
(Cost $13,039)		13,141

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Shares	Value (000)
Short-Term Investments [1.8%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.010%**‡	2,868,901	$2,869
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	1,558,396	1,558

Total Short-Term Investments
(Cost $4,427)		4,427

Total Investments [99.0%]
(Cost $242,503)		$247,864

Percentages are based on Net Assets of $250,350 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Investment in Affiliate.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2015, the value of these securities amounted to $30,053 (000), representing 12.0% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2015.

(C)	Step Bond — The rate reported is the rate in effect on March 31, 2015. The coupon on a step bond changes on a specific date.

(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(E)	Security is considered illiquid. The total market value of such security as of March 31, 2015 was $709 (000) and represented 0.3% of net assets of the Fund.

(F)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2015 was $709 (000) and represented 0.3% of net assets of the Fund.

(G)	Security is considered restricted. The total market value of such security as of March 31, 2015 was $709 (000) and represented 0.3% of net assets of the Fund.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

NCUA — National Credit Union Administration

NY — New York

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPE — Special Purpose Entity

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$180,064	$—	$180,064
U.S. Government Agency Obligations	—	19,206	—	19,206
Preferred Stock	5,506	2,550	—	8,056
Municipal Bonds	—	7,988	—	7,988
Asset-Backed Securities	—	5,505	709	6,214
U.S. Government Mortgage-Backed Obligations	—	5,942	—	5,942
Commercial Mortgage-Backed Obligations	—	2,152	—	2,152
Certificate of Deposit	—	178	—	178
Foreign Government Bonds	—	386	—	386
Residential Mortgage-Backed Securities	—	110	—	110
U.S. Treasury Obligations	—	13,141	—	13,141
Short-Term Investments	4,427	—	—	4,427
Total Investments in Securities	$9,933	$237,222	$709	$247,864

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2015:

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2014	$807
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	8
Purchases	—
Sales/paydowns	(106)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of March 31, 2015	$709
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$8

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (concluded)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2015 (000)	Valuation Techniques
BT SPE	$709	FMV Decision based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [47.8%]
Advertising Sales [0.2%]
Lamar Media
5.875%, 02/01/22	$525	$553
5.375%, 01/15/24	475	495
5.000%, 05/01/23	450	460
Outfront Media Capital
5.875%, 03/15/25	550	582
5.625%, 02/15/24	275	288
5.625%, 02/15/24(A)	325	340
5.250%, 02/15/22	125	131

Total Advertising Sales		2,849

Aerospace & Defense [0.2%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	975	870
KLX
5.875%, 12/01/22(A)	600	598
TransDigm
7.500%, 07/15/21	100	107
6.500%, 07/15/24	725	729
6.000%, 07/15/22	950	950
5.500%, 10/15/20	350	346

Total Aerospace & Defense		3,600

Agricultural [0.1%]
Avangardco Investments Public
10.000%, 10/29/15	1,250	462
Mriya Agro Holding
9.450%, 04/19/18(B)	1,195	120

Description	Face Amount (000)	Value (000)
UKRLANDFARMING
10.875%, 03/26/18	$2,760	$994

Total Agricultural		1,576

Airlines [0.2%]
Avianca Holdings
8.375%, 05/10/20	2,000	2,000
SriLankan Airlines
5.300%, 06/27/19	1,500	1,468

Total Airlines		3,468

Airport Develop/Maint [0.1%]
Aeropuertos Dominicanos Siglo XXI
9.750%, 11/13/19(C)	1,340	1,290

Applications Software [0.1%]
Emdeon
11.000%, 12/31/19	525	573
Nuance Communications
5.375%, 08/15/20(A)	900	909

Total Applications Software		1,482

Auto Rent & Lease [0.3%]
Hertz
6.750%, 04/15/19	825	852
6.250%, 10/15/22	1,025	1,058
United Rentals North America
8.375%, 09/15/20	675	726
6.125%, 06/15/23	575	609
5.750%, 11/15/24	175	181
5.500%, 07/15/25	975	993
4.625%, 07/15/23	325	329

Total Auto Rent & Lease		4,748

Auto/Trk Prts and Equip-Repl [0.2%]
Allison Transmission
7.125%, 05/15/19(A)	650	677
JB Poindexter
9.000%, 04/01/22(A)	725	787
UCI International
8.625%, 02/15/19	1,275	1,154

Total Auto/Trk Prts and Equip-Repl		2,618

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Automotive [0.3%]
Automotores Gildemeister
8.250%, 05/24/21	$2,109	$844
6.750%, 01/15/23	665	241
General Motors
4.000%, 04/01/25	700	711
Hyva Global BV
8.625%, 03/24/16	1,425	1,311
MPM Global Pte
6.750%, 09/19/19	2,500	2,463

Total Automotive		5,570

Autoparts [0.7%]
Affinia Group
7.750%, 05/01/21	1,325	1,371
American Axle & Manufacturing
7.750%, 11/15/19	600	683
6.250%, 03/15/21	275	289
International Automotive Components Group
9.125%, 06/01/18(A)	850	864
Lear
5.250%, 01/15/25	200	204
4.750%, 01/15/23	1,075	1,080
MPG Holdco I
7.375%, 10/15/22(A)	1,100	1,176
Schaeffler Finance BV
4.750%, 05/15/21(A)	625	631
4.750%, 05/15/23(A)	800	808
Schaeffler Finance BV, MTN
4.250%, 05/15/21(A)	375	373
Schaeffler Holding Finance BV
6.875%, 08/15/18(A) (D)	850	887
6.750%, 11/15/22(A)	575	621
Stackpole International Intermediate
7.750%, 10/15/21(A)	950	941
Tenneco
5.375%, 12/15/24	450	468
Tupy Overseas
6.625%, 07/17/24	500	480

Total Autoparts		10,876

Banks [3.8%]
Access Bank, MTN
9.250%, 06/24/21(E)	2,275	1,832
Agromercantil Senior Trust
6.250%, 04/10/19	1,000	1,019

Description	Face Amount (000)	Value (000)
Akbank, MTN
5.125%, 03/31/25	$2,000	$1,967
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/21	960	940
7.500%, 09/26/19	2,280	2,113
Banco BMG
8.000%, 04/15/18	1,000	985
Bank of Georgia JSC, MTN
7.750%, 07/05/17	2,200	2,256
CIT Group
5.250%, 03/15/18	875	906
5.000%, 05/15/17	625	643
5.000%, 08/01/23	1,175	1,204
Commercial Bank Privatbank JSC Via Standard Bank
5.799%, 02/09/16(C) (E)	370	78
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/18	1,350	1,286
Diamond Bank
8.750%, 05/21/19	940	752
Eastern and Southern African Trade and Development Bank, MTN
6.375%, 12/06/18	3,200	3,207
FBN Finance
8.250%, 08/07/20	2,790	2,205
FBN Finance BV
8.000%, 07/23/21(E)	5,743	4,473
Finansbank
6.250%, 04/30/19	2,000	2,032
Halyk Savings Bank of Kazakhstan JSC
7.250%, 05/03/17	2,000	2,010
7.250%, 01/28/21	1,425	1,384
ICBC Standard Bank, MTN
8.125%, 12/02/19	1,000	1,125
International Bank of Azerbaijan Via Rubrika Finance, MTN
7.750%, 09/26/18	2,000	1,920
7.200%, 10/31/16	500	496
Kaspi Bank JSC
9.875%, 10/28/16	1,605	1,565
Kazkommertsbank
8.500%, 05/11/18	1,780	1,633
Kazkommertsbank JSC
6.765%, 07/27/16(C) (E)	4,000	3,617
5.500%, 12/21/22	596	405

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Kazkommertsbank JSC, MTN
8.000%, 11/03/15	$1,940	$1,936
7.500%, 11/29/16	2,205	2,180
6.875%, 02/13/17	2,270	2,392
NDR Finance
8.000%, 06/22/17(E) (J)	721	58
Oschadbank Via SSB #1
8.875%, 03/20/18	350	140
8.250%, 03/10/16	505	210
Privatbank CJSC Via UK SPV Credit Finance, MTN
9.375%, 09/23/15	300	132
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	1,624	1,250
Russian Standard Bank Via Russian Standard Finance
9.250%, 07/11/17	1,625	1,590
Russian Standard Bank Via Russian Standard Finance, MTN
10.750%, 04/10/18(C)	1,380	734
Sberbank of Russia Via SB Capital
5.125%, 10/29/22	1,000	800
Tinkoff Credit Systems Via TCS Finance, MTN
14.000%, 06/06/18	1,075	946
Trade & Development Bank of Mongolia, MTN
8.500%, 09/20/15	1,105	1,090
Turkiye Is Bankasi
6.000%, 10/24/22	1,210	1,198
Turkiye Vakiflar Bankasi Tao
6.000%, 11/01/22(A)	1,000	976
VTB Bank via VTB Eurasia
9.500%, 12/06/49(E)	50	40

Total Banks		57,725

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	950	895

Broadcasting & Cable [2.0%]
AMC Networks
7.750%, 07/15/21	600	651
4.750%, 12/15/22	325	323
Anixter
5.625%, 05/01/19	600	645
5.125%, 10/01/21	300	308

Description	Face Amount (000)	Value (000)
Belden
5.500%, 09/01/22(A)	$1,050	$1,076
5.250%, 07/15/24(A)	375	378
CCO Holdings
7.375%, 06/01/20	300	321
6.625%, 01/31/22	650	695
5.750%, 09/01/23	525	549
5.750%, 01/15/24	250	260
5.250%, 03/15/21	675	691
5.125%, 02/15/23	500	505
CCOH Safari
5.750%, 12/01/24	325	335
5.500%, 12/01/22	550	562
Cequel Communications Holdings I
6.375%, 09/15/20(A)	850	896
5.125%, 12/15/21(A)	750	749
Clear Channel Communications
9.000%, 03/01/21	1,150	1,101
Clear Channel Worldwide Holdings
6.500%, 11/15/22	2,000	2,105
Columbus International
7.375%, 03/30/21	2,740	2,880
Crown Media Holdings
10.500%, 07/15/19	975	1,043
DISH DBS
5.875%, 07/15/22	2,425	2,464
5.000%, 03/15/23	100	97
General Cable
5.750%, 10/01/22	275	256
Gray Television
7.500%, 10/01/20	1,000	1,053
LIN Television
6.375%, 01/15/21	175	181
5.875%, 11/15/22(A)	650	663
Nexstar Broadcasting
6.125%, 02/15/22(A)	875	897
Numericable Group
6.250%, 05/15/24(A)	575	582
6.000%, 05/15/22(A)	800	810
Sinclair Television Group
5.625%, 08/01/24(A)	1,775	1,806
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	525	549
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	1,125	1,190
VTR Finance BV
6.875%, 01/15/24	3,165	3,284

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Ziggo Bond Finance BV
5.875%, 01/15/25(A)	$275	$288

Total Broadcasting & Cable		30,193

Building & Construction [2.1%]
Allegion US Holding
5.750%, 10/01/21	550	575
Cemex
7.250%, 01/15/21	565	606
6.500%, 12/10/19	1,955	2,073
5.875%, 03/25/19	770	795
5.700%, 01/11/25	560	552
CEMEX Espana
9.875%, 04/30/19	1,250	1,391
Cemex Finance
9.375%, 10/12/22	3,760	4,268
China Shanshui Cement Group
10.500%, 04/27/17	545	572
7.500%, 03/10/20	1,500	1,492
CPG Merger Sub
8.000%, 10/01/21(A)	925	936
Dry Mix Solutions Investissements SAS
4.277%, 06/15/21(E)	3,000	3,202
Elementia
5.500%, 01/15/25	300	299
Grupo Cementos de Chihuahua
8.125%, 02/08/20	1,580	1,683
Interline Brands
10.000%, 11/15/18(D)	1,054	1,106
Masco
4.450%, 04/01/25	325	336
Masonite International
8.250%, 04/15/21(A)	925	986
5.625%, 03/15/23(A)	475	487
NCI Building Systems
8.250%, 01/15/23(A)	575	608
Nortek
8.500%, 04/15/21	1,600	1,712
OAS Investments GmbH
8.250%, 10/19/19	2,000	295
Roofing Supply Group
10.000%, 06/01/20(A)	500	489
Saderea, MTN
12.500%, 11/30/26	2,000	1,813
USG
7.875%, 03/30/20(A)	250	270
5.875%, 11/01/21(A)	650	691
5.500%, 03/01/25(A)	400	408

Description	Face Amount (000)	Value (000)
West China Cement
6.500%, 09/11/19	$2,000	$1,977
Wise Metals Intermediate Holdings
9.750%, 06/15/19(A)	550	595
Yuksel Insaat
9.500%, 11/10/15	1,465	806

Total Building & Construction		31,023

Building & Construction Supplies [0.2%]
GTL Trade Finance
5.893%, 04/29/24	1,000	961
Signode Industrial Group Lux
6.375%, 05/01/22(A)	1,575	1,565

Total Building & Construction Supplies		2,526

Building-Heavy Construct [0.6%]
Empresas ICA
8.900%, 02/04/21	2,834	2,458
8.875%, 05/29/24	3,400	2,710
Odebrecht Offshore Drilling Finance
6.750%, 10/02/22	1,228	954
6.625%, 10/01/23	949	726
Pratama Agung Pte
6.250%, 02/24/20	2,500	2,447

Total Building-Heavy Construct		9,295

Business Services [0.1%]
CoreLogic
7.250%, 06/01/21	775	825

Chemicals [0.6%]
Ashland
4.750%, 08/15/22	950	964
Axiall
4.875%, 05/15/23	100	99
Celanese US Holdings
4.625%, 11/15/22	375	378
Eagle Spinco
4.625%, 02/15/21	175	173
Eco Services Operations
8.500%, 11/01/22(A)	475	480
Fufeng Group
7.625%, 04/13/16	1,500	1,523
Hexion US Finance
8.875%, 02/01/18	1,625	1,434

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Huntsman International
5.125%, 11/15/22(A)	$300	$301
4.875%, 11/15/20	650	650
Novacap International SAS, MTN
5.052%, 05/01/19(E)	1,000	1,081
Platform Specialty
6.500%, 02/01/22	1,250	1,306
WR Grace & -Conn
5.625%, 10/01/24(A)	225	240
5.125%, 10/01/21(A)	225	233

Total Chemicals		8,862

Coal Mining [0.8%]
Berau Capital Resources
12.500%, 07/08/15	587	411
Berau Coal Energy
7.250%, 03/13/17	4,335	2,839
Indo Energy Finance II BV
6.375%, 01/24/23	2,895	1,911
Mongolian Mining, MTN
8.875%, 03/29/17	9,813	6,918
New World Resources
8.000%, 04/07/20	850	540

Total Coal Mining		12,619

Coatings/Paint [0.1%]
US Coatings Acquisition
7.375%, 05/01/21(A)	1,300	1,398

Commercial Serv-Finance [0.4%]
Igloo Holdings
8.250%, 12/15/17(A) (D)	975	980
Interactive Data
5.875%, 04/15/19(A)	1,350	1,362
TMF Group Holding BV
5.415%, 12/01/18(E)	1,000	1,087
TransUnion Holding
9.625%, 06/15/18(D)	1,200	1,212
8.125%, 06/15/18	475	487

Total Commercial Serv-Finance		5,128

Commercial Services [0.3%]
Anna Merger Sub
7.750%, 10/01/22(A)	2,050	2,119
BC Luxco 1
7.375%, 01/29/20	2,470	2,439

Description	Face Amount (000)	Value (000)
Iron Mountain
5.750%, 08/15/24	$550	$557

Total Commercial Services		5,115

Computer Aided Design [0.2%]
Rolta Americas
8.875%, 07/24/19	1,600	1,532
8.875%, 07/24/19(A)	2,130	2,039

Total Computer Aided Design		3,571

Computer Graphics [0.2%]
Epicor Software
8.625%, 05/01/19	1,325	1,385
Southern Graphics
8.375%, 10/15/20(A)	1,375	1,392

Total Computer Graphics		2,777

Computer System Design & Services [0.3%]
Compiler Finance Sub
7.000%, 05/01/21(A) (J)	900	691
IHS
5.000%, 11/01/22(A)	225	226
NCR
6.375%, 12/15/23	525	559
5.875%, 12/15/21	400	417
5.000%, 07/15/22	800	808
4.625%, 02/15/21	250	250
SunGard Data Systems
6.625%, 11/01/19	1,600	1,648

Total Computer System Design & Services		4,599

Consumer Products & Services [0.5%]
Prestige Brands
8.125%, 02/01/20	475	509
5.375%, 12/15/21(A)	825	835
Serta Simmons Holdings
8.125%, 10/01/20(A)	1,950	2,052
ServiceMaster
7.450%, 08/15/27	225	228
7.100%, 03/01/18	475	499
7.000%, 08/15/20	1,610	1,711
Spectrum Brands
6.750%, 03/15/20	925	976
6.125%, 12/15/24(A)	575	614

Total Consumer Products & Services		7,424

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Containers & Packaging [0.9%]
Ardagh Packaging Finance
9.125%, 10/15/20(A)	$2,200	$2,353
6.750%, 01/31/21(A)	200	202
Ball
4.000%, 11/15/23	825	804
Berry Plastics
5.500%, 05/15/22	1,575	1,618
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17(A)	325	326
5.625%, 12/15/16(A)	300	301
BWAY Holding
9.125%, 08/15/21(A)	1,175	1,222
Crown Americas
4.500%, 01/15/23	1,025	1,034
Graphic Packaging International
4.875%, 11/15/22	350	363
4.750%, 04/15/21	200	208
Owens-Brockway Glass Container
5.375%, 01/15/25(A)	300	309
5.000%, 01/15/22(A)	125	127
Pactiv
7.950%, 12/15/25	200	204
Reynolds Group Issuer
9.875%, 08/15/19	515	551
8.250%, 02/15/21	1,300	1,391
5.750%, 10/15/20	1,350	1,396
Sealed Air
6.500%, 12/01/20(A)	725	807
5.125%, 12/01/24(A)	725	750
4.875%, 12/01/22(A)	725	740

Total Containers & Packaging		14,706

Data Processing/Mgmt [0.3%]
Audatex North America
6.125%, 11/01/23(A)	175	185
6.000%, 06/15/21(A)	1,175	1,243
First Data
8.750%, 01/15/22(A) (D)	3,225	3,471
8.250%, 01/15/21(A)	150	161

Total Data Processing/Mgmt		5,060

Decision Support Software [0.0%]
MSCI
5.250%, 11/15/24(A)	225	232

Description	Face Amount (000)	Value (000)
Dental Supplies and Equip [0.3%]
IDH Finance
5.562%, 12/01/18(E)	$3,000	$4,428

Diagnostic Equipment [0.1%]
Crimson Merger Sub
6.625%, 05/15/22(A)	2,200	1,953

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	875	930
5.125%, 07/15/24	175	179

Total Dialysis Centers		1,109

Distribution/Wholesale [0.3%]
American Builders & Contractors Supply
5.625%, 04/15/21(A)	900	911
DH Services Luxembourg Sarl
7.750%, 12/15/20(A)	1,350	1,411
HD Supply
7.500%, 07/15/20	200	214
5.250%, 12/15/21(A)	100	103
VWR Funding
7.250%, 09/15/17	1,875	1,957

Total Distribution/Wholesale		4,596

Diversified Minerals [0.1%]
China Hongqiao Group
7.625%, 06/26/17	1,370	1,350
6.875%, 05/03/18	600	579

Total Diversified Minerals		1,929

Drugs [0.5%]
Endo Finance
6.000%, 02/01/25(A)	1,100	1,133
Grifols Worldwide Operations
5.250%, 04/01/22(A)	900	915
Valeant Pharmaceuticals International
5.625%, 12/01/21(A)	425	431
5.500%, 03/01/23(A)	100	101
VPII Escrow
7.500%, 07/15/21(A)	1,400	1,514

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
VRX Escrow
6.125%, 04/15/25(A)	$1,650	$1,708
5.875%, 05/15/23(A)	1,300	1,332
5.375%, 03/15/20(A)	100	101

Total Drugs		7,235

E-Commerce/Services [0.1%]
IAC
4.750%, 12/15/22	1,250	1,241

Educational Software [0.0%]
Blackboard
7.750%, 11/15/19(A)	675	648

Electric Utilities [0.3%]
Calpine
5.875%, 01/15/24(A)	550	590
5.750%, 01/15/25	950	957
Eskom Holdings SOC
7.125%, 02/11/25	1,000	1,007
NRG Energy
6.625%, 03/15/23	400	414
6.250%, 05/01/24	500	504
Star Energy Geothermal Wayang Windu
6.125%, 03/27/20	270	275

Total Electric Utilities		3,747

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21	1,275	1,297

Electronic Parts Distrib [0.1%]
Rexel
6.125%, 12/15/19(A)	1,275	1,336

Energy [0.3%]
CGG
6.875%, 01/15/22	525	417
6.500%, 06/01/21	200	160
ContourGlobal Power Holdings
7.125%, 06/01/19	3,150	3,213
Viridian Group
7.500%, 03/01/20	500	550

Total Energy		4,340

Description	Face Amount (000)	Value (000)
Energy & Power [0.0%]
TerraForm Power Operating
5.875%, 02/01/23(A)	$425	$441

Enterprise Software/Serv [0.5%]
BMC Software Finance
8.125%, 07/15/21(A)	875	801
Boxer Parent
9.000%, 10/15/19(A) (D)	1,200	990
Eagle Midco
9.000%, 06/15/18(A)	750	764
Infor Software Parent
7.125%, 05/01/21(A)	1,700	1,684
Infor US
9.375%, 04/01/19	1,225	1,313
6.500%, 05/15/22(A)	1,850	1,896
Open Text
5.625%, 01/15/23(A)	650	674

Total Enterprise Software/Serv		8,122

Entertainment & Gaming [1.0%]
Affinity Gaming
9.000%, 05/15/18	375	366
Ameristar Casinos
7.500%, 04/15/21	600	633
Chester Downs & Marina
9.250%, 02/01/20(A)	450	342
Churchill Downs
5.375%, 12/15/21	300	304
Cinemark USA
7.375%, 06/15/21	200	214
5.125%, 12/15/22	300	304
GLP Capital
5.375%, 11/01/23	500	517
4.875%, 11/01/20	600	615
MGM Resorts International
7.750%, 03/15/22	1,400	1,577
6.750%, 10/01/20	250	268
6.000%, 03/15/23	375	385
5.250%, 03/31/20	350	355
Mohegan Tribal Gaming Authority
9.750%, 09/01/21	750	795
Penn National Gaming
5.875%, 11/01/21	1,525	1,514
Pinnacle Entertainment
7.750%, 04/01/22	525	584
6.375%, 08/01/21	400	424

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Regal Entertainment Group
5.750%, 03/15/22	$500	$511
5.750%, 02/01/25	375	375
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	1,525	1,531
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	555	602
Station Casinos
7.500%, 03/01/21	1,125	1,198

Total Entertainment & Gaming		13,414

Entertainment Software [0.0%]
Activision Blizzard
6.125%, 09/15/23(A)	400	436

E-Services/Consulting [0.1%]
TES Finance
6.750%, 07/15/20	1,000	1,435

Financial Services [0.9%]
AerCap Ireland Capital
4.500%, 05/15/21(A)	800	827
Ally Financial
5.125%, 09/30/24	450	464
4.750%, 09/10/18	1,150	1,183
4.625%, 03/30/25	1,300	1,281
4.125%, 03/30/20	425	422
4.125%, 02/13/22	400	390
2.750%, 01/30/17	1,150	1,146
Arrow Global Finance
5.290%, 11/01/21(E)	1,000	1,083
Astana Finance BV
9.000%, 11/16/11(B) (J)	3,000	450
Astana Finance BV, MTN
7.875%, 06/08/10(B) (J)	250	40
Credito Real
7.500%, 03/13/19	2,500	2,563
General Motors Financial
4.375%, 09/25/21	250	265
4.000%, 01/15/25	150	153
International Lease Finance
5.875%, 08/15/22	1,025	1,138
4.625%, 04/15/21	1,225	1,268
Lock
5.548%, 08/15/20(E)	2,000	2,175

Total Financial Services		14,848

Description	Face Amount (000)	Value (000)
Firearms and Ammunition [0.1%]
FGI Operating Company
7.875%, 05/01/20	$925	$789

Food, Beverage & Tobacco [2.2%]
Ajecorp BV
6.500%, 05/14/22	1,000	600
ARAMARK
5.750%, 03/15/20	1,800	1,881
B&G Foods
4.625%, 06/01/21	425	424
Boparan Finance
5.500%, 07/15/21	1,000	1,319
Boparan Finance, MTN
4.375%, 07/15/21	1,000	988
CEDC Finance International
9.000%, 04/30/15(C)	2,005	1,855
CFG Investment SAC
9.750%, 07/30/19	820	725
Dean Foods
6.500%, 03/15/23(A)	950	955
Galapagos
4.832%, 06/15/21(E)	3,000	3,185
Hearthside Group Holdings
6.500%, 05/01/22(A)	1,400	1,390
HJ Heinz
4.875%, 02/15/25(A)	1,450	1,571
4.250%, 10/15/20	1,175	1,206
JBS Investments GmbH
7.750%, 10/28/20	700	740
Marfrig Holding Europe BV
8.375%, 05/09/18	2,580	2,438
6.875%, 06/24/19	1,230	1,045
Marfrig Overseas
9.500%, 05/04/20	4,469	4,223
MHP
10.250%, 04/29/15	1,665	1,565
8.250%, 04/02/20	3,850	2,518
Minerva Luxembourg
8.750%, 12/29/49(E)	2,000	1,900
7.750%, 01/31/23	265	261
Pinnacle Foods Finance
4.875%, 05/01/21	1,675	1,688
Shearer’s Foods
9.000%, 11/01/19(A)	325	354
Smithfield Foods
6.625%, 08/15/22	1,175	1,257
Sun Merger Sub
5.875%, 08/01/21(A)	600	629

Total Food, Beverage & Tobacco		34,717

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Food-Canned [0.0%]
TreeHouse Foods
4.875%, 03/15/22	$100	$102

Food-Wholesale/Distrib [0.1%]
US Foods
8.500%, 06/30/19	1,875	1,969

Gaming [0.1%]
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	809	851

Gold Mining [0.1%]
Banro
10.000%, 03/01/17(J)	500	250
Polyus International
5.625%, 04/29/20	1,200	1,097

Total Gold Mining		1,347

Health Care [0.1%]
Envision Healthcare
5.125%, 07/01/22(A)	950	971
Omnicare Inc
5.000%, 12/01/24	125	131

Total Health Care		1,102

Home Decoration Products [0.1%]
RSI Home Products
6.500%, 03/15/23(A)	750	761

Hotels and Motels [0.1%]
Hilton Worldwide Finance
5.625%, 10/15/21	700	737

Industrial [0.1%]
Unifrax I
7.500%, 02/15/19(A)	900	905

Insurance [0.2%]
Hockey Merger Sub 2
7.875%, 10/01/21(A)	1,250	1,281
Hub Holdings
8.125%, 07/15/19(A) (D)	1,050	1,042

Total Insurance		2,323

Internet Connectiv Svcs [0.1%]
Adria Bidco BV
7.875%, 11/15/20	1,000	1,153

Description	Face Amount (000)	Value (000)
Internet Security [0.0%]
VeriSign
5.250%, 04/01/25(A)	$525	$536

Investment Banker/Broker Dealer [0.1%]
First Investment Finance BV
11.625%, 03/29/16(C) (J)	200	140
Intercorp Peru
5.875%, 02/12/25	2,000	1,985
Neuberger Berman Group
5.875%, 03/15/22(A)	400	427

Total Investment Banker/Broker Dealer		2,552

Mach Tools and Rel Products [0.1%]
Mcron Finance Sub
8.375%, 05/15/19(A)	461	492
Milacron
7.750%, 02/15/21(A)	350	362

Total Mach Tools and Rel Products		854

Machinery-General Indust [0.2%]
Gardner Denver
6.875%, 08/15/21(A)	1,000	900
Waterjet Holdings
7.625%, 02/01/20(A)	225	237
Zebra Technologies
7.250%, 10/15/22(A)	825	889

Total Machinery-General Indust		2,026

Manufacturing [0.0%]
Cleaver-Brooks
8.750%, 12/15/19(A)	675	688

Media - Non-Cable [0.1%]
Intelsat Jackson Holdings
6.625%, 12/15/22	1,275	1,230

Medical Products & Services [1.4%]
Biomet
6.500%, 08/01/20	1,150	1,219
Care UK Health & Social Care
5.560%, 07/15/19(E)	1,000	1,402
CHS
6.875%, 02/01/22	1,750	1,870
5.125%, 08/01/21	450	463
DJO Finance
7.750%, 04/15/18	1,150	1,167

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
HCA
7.500%, 02/15/22	$1,625	$1,895
6.500%, 02/15/20	450	507
5.875%, 05/01/23	825	891
5.375%, 02/01/25	375	393
5.250%, 04/15/25	725	783
5.000%, 03/15/24	1,875	1,987
HCA Holdings
7.750%, 05/15/21	575	612
6.250%, 02/15/21	550	595
IASIS Healthcare
8.375%, 05/15/19	1,200	1,248
LifePoint Hospitals
5.500%, 12/01/21	1,025	1,074
Teleflex
5.250%, 06/15/24(A)	175	179
Tenet Healthcare
8.125%, 04/01/22	1,275	1,406
4.500%, 04/01/21	850	833
4.375%, 10/01/21	925	904
United Surgical Partners International
9.000%, 04/01/20	1,050	1,128

Total Medical Products & Services		20,556

Medical-HMO [0.1%]
MPH Acquisition Holdings
6.625%, 04/01/22(A)	1,700	1,762

Medical-Outptnt/Home Med [0.1%]
Amsurg
5.625%, 11/30/20	300	306
5.625%, 07/15/22	1,075	1,099

Total Medical-Outptnt/Home Med		1,405

Metal-Copper [0.2%]
First Quantum Minerals
7.250%, 10/15/19	3,800	3,610

Metal-Iron [0.2%]
Ferrexpo Finance
10.375%, 04/07/19(A) (J)	1,302	1,035
7.875%, 04/07/16	579	463
Metalloinvest Finance
5.625%, 04/17/20	1,805	1,619

Total Metal-Iron		3,117

Description	Face Amount (000)	Value (000)
Metals & Mining [0.5%]
Consolidated Minerals
8.000%, 05/15/20	$2,000	$1,410
TiZir
9.000%, 09/28/17	4,000	3,440
Vedanta Resources
9.500%, 07/18/18	306	309
8.250%, 06/07/21	1,265	1,148
7.125%, 05/31/23	1,240	1,026

Total Metals & Mining		7,333

Mining Other [0.1%]
Uranium One Investments
6.250%, 12/13/18	2,150	1,699

Miscellaneous Business Services [0.1%]
Garda World Security
7.250%, 11/15/21(A)	1,300	1,277

Miscellaneous Manufacturing [0.6%]
Dana Gas Sukuk
9.000%, 10/31/17	2,000	1,583
Jasper Explorer
13.500%, 05/27/16(A) (J)	5,500	275
MAF Global Securities
7.125%, 10/29/49(E)	3,500	3,732
Rio Oil Finance Trust Series 2014-1
6.250%, 07/06/24	1,500	1,360
Sistema via Sistema International Funding
6.950%, 05/17/19	475	428
TMK OAO Via TMK Capital
7.750%, 01/27/18	1,765	1,571
6.750%, 04/03/20	1,100	849

Total Miscellaneous Manufacturing		9,798

MRI/Medical Diag Imaging [0.0%]
Surgical Care Affiliates
6.000%, 04/01/23(A)	625	631

Multi-line Insurance [0.0%]
Onex York Acquisition
8.500%, 10/01/22(A)	650	614

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Office Automation and Equip [0.1%]
CDW
6.000%, 08/15/22	$1,125	$1,208
5.500%, 12/01/24	550	576

Total Office Automation and Equip		1,784

Oil-Field Services [0.7%]
FTS International
6.250%, 05/01/22(A)	725	533
Hiland Partners
5.500%, 05/15/22(A)	375	384
Oro Negro Drilling Pte
7.500%, 01/24/19(A)	2,049	1,475
Schahin II Finance SPV
5.875%, 09/25/22	1,737	1,050
Sea Trucks Group
9.000%, 03/26/18(A)	9,095	5,639
Western Refining Logistics
7.500%, 02/15/23(A)	725	740

Total Oil-Field Services		9,821

Paper & Related Products [0.4%]
Argos Merger Sub
7.125%, 03/15/23(A)	1,625	1,684
Bio Pappel
10.000%, 08/27/13(C)	2,575	2,551
Clearwater Paper
5.375%, 02/01/25(A)	1,300	1,326

Total Paper & Related Products		5,561

Petrochemicals [0.1%]
Braskem Finance
7.000%, 05/07/20	1,500	1,497

Petroleum & Fuel Products [6.3%]
Access Midstream Partners
4.875%, 03/15/24	825	829
Afren
6.625%, 12/09/20	2,000	900
Antero Resources
5.625%, 06/01/23(A)	200	198
5.125%, 12/01/22	350	336
Antero Resources Finance
6.000%, 12/01/20	650	650
5.375%, 11/01/21	475	461
Approach Resources
7.000%, 06/15/21	900	805

Description	Face Amount (000)	Value (000)
Blue Racer Midstream
6.125%, 11/15/22(A)	$450	$462
BreitBurn Energy Partners
7.875%, 04/15/22	525	378
California Resources
6.000%, 11/15/24(A)	975	856
5.500%, 09/15/21(A)	175	155
Carrizo Oil & Gas
7.500%, 09/15/20	775	796
Chaparral Energy
9.875%, 10/01/20	275	203
7.625%, 11/15/22	425	285
Chesapeake Energy
6.875%, 11/15/20	525	549
5.750%, 03/15/23	650	634
5.375%, 06/15/21	500	485
China Oil & Gas Group
5.250%, 04/25/18	2,675	2,648
Crestwood Midstream Partners
6.250%, 04/01/23(A)	425	429
6.125%, 03/01/22	250	252
6.000%, 12/15/20	425	427
CrownRock
7.750%, 02/15/23(A)	225	228
CVR Refining
6.500%, 11/01/22	350	350
Energy Transfer Equity
5.875%, 01/15/24	2,300	2,426
Energy XXI Gulf Coast
7.500%, 12/15/21	700	252
6.875%, 03/15/24(A)	175	60
EP Energy
9.375%, 05/01/20	575	602
7.750%, 09/01/22	150	153
EP PetroEcuador via Noble Sovereign Funding I
5.897%, 09/24/19(E)	947	817
Genel Energy Finance
7.500%, 05/14/19(A)	3,200	2,832
GeoPark Latin America Agencia en Chile
7.500%, 02/11/20	1,000	770
Georgian Oil and Gas
6.875%, 05/16/17	2,200	2,212
Gulf Keystone Petroleum
13.000%, 04/18/17(J)	4,200	2,793
Gulfport Energy
7.750%, 11/01/20	650	666
Holly Energy Partners
6.500%, 03/01/20	900	886

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
InterOil Exploration and Production
6.000%, 01/22/20(J)	$2,323	$952
KazMunayGas National JSC
7.000%, 05/05/20	2,000	2,031
Kinder Morgan
5.625%, 11/15/23(A)	1,200	1,320
Kuwait Energy
9.500%, 08/04/19	1,350	1,168
Laredo Petroleum
7.375%, 05/01/22	100	103
6.250%, 03/15/23	200	199
5.625%, 01/15/22	300	291
Legacy Reserves
6.625%, 12/01/21	950	750
Linn Energy
7.750%, 02/01/21	250	199
6.500%, 05/15/19	275	231
6.500%, 09/15/21	275	217
6.250%, 11/01/19	425	336
Lone Pine Resources Canada
0.000%, 02/15/17(J)	75	—
MarkWest Energy Partners
6.250%, 06/15/22	601	628
4.875%, 12/01/24	700	716
Metro Exploration Holding
11.250%, 02/15/15(C) (J)	4,050	567
MIE Holdings
7.500%, 04/25/19	2,450	1,461
MIE Holdings, MTN
6.875%, 02/06/18	2,385	1,516
Northern Oil and Gas
8.000%, 06/01/20	1,150	1,021
Nostrum Oil & Gas Finance BV
6.375%, 02/14/19	4,195	3,613
Oasis Petroleum
6.875%, 03/15/22	150	146
6.500%, 11/01/21	850	812
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21	1,118	964
Pacific Rubiales Energy
7.250%, 12/12/21	2,770	1,841
5.625%, 01/19/25	5,066	2,980
5.375%, 01/26/19	970	640
5.125%, 03/28/23	1,610	940
Petrobras Global Finance BV
6.875%, 01/20/40	3,600	3,271
6.250%, 03/17/24	4,985	4,700

Description	Face Amount (000)	Value (000)
Petroleos de Venezuela
9.750%, 05/17/35	$3,906	$1,486
8.500%, 11/02/17	3,863	2,549
5.125%, 10/28/16	1,614	956
5.000%, 10/28/15	1,101	1,035
Puma International Financing
6.750%, 02/01/21	3,845	3,893
QGOG Atlantic
5.250%, 07/30/18	690	598
QGOG Constellation
6.250%, 11/09/19	1,305	741
Range Resources
5.000%, 03/15/23	475	473
Regency Energy Partners
5.875%, 03/01/22	400	434
5.500%, 04/15/23	200	206
5.000%, 10/01/22	150	156
4.500%, 11/01/23	350	352
Rice Energy
7.250%, 05/01/23(A)	200	200
6.250%, 05/01/22	675	658
Rose Rock Midstream
5.625%, 07/15/22	1,300	1,281
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/22	200	157
RSP Permian
6.625%, 10/01/22(A)	175	176
Sabine Pass Liquefaction
6.250%, 03/15/22	525	543
5.625%, 02/01/21	1,225	1,233
5.625%, 04/15/23	175	175
5.625%, 03/01/25(A)	625	618
SandRidge Energy
8.125%, 10/15/22	975	598
7.500%, 03/15/21	75	47
Santa Maria Offshore
8.875%, 07/03/18(A)	2,000	1,750
Seven Energy, MTN
10.250%, 10/11/21	2,600	1,957
SM Energy
5.000%, 01/15/24	200	188
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	1,300	1,292
Summit Midstream Holdings
7.500%, 07/01/21	200	208
5.500%, 08/15/22	425	403

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Targa Resources Partners
5.250%, 05/01/23	$825	$829
5.000%, 01/15/18(A)	275	283
Tesoro
5.125%, 04/01/24	600	612
Tesoro Logistics
6.250%, 10/15/22(A)	125	129
6.125%, 10/15/21	225	232
5.875%, 10/01/20	924	947
5.500%, 10/15/19(A)	50	52
Tullow Oil
6.250%, 04/15/22	755	647
6.000%, 11/01/20	735	643
W&T Offshore
8.500%, 06/15/19	725	439
Whiting Petroleum
6.250%, 04/01/23(A)	650	647
Yingde Gases Investment
8.125%, 04/22/18	1,335	1,171
Zhaikmunai LLP
7.125%, 11/13/19	3,095	2,654

Total Petroleum & Fuel Products		95,046

Pharmacy Services [0.0%]
Catamaran
4.750%, 03/15/21	175	194
Omnicare
4.750%, 12/01/22	150	155

Total Pharmacy Services		349

Printing & Publishing [0.4%]
Expo Event Transco
9.000%, 06/15/21(A)	1,175	1,201
Multi-Color
6.125%, 12/01/22(A)	900	936
Mustang Merger
8.500%, 08/15/21(A)	850	861
Nielsen Finance
5.000%, 04/15/22(A)	1,075	1,082
4.500%, 10/01/20	1,475	1,501
Time
5.750%, 04/15/22(A)	700	684

Total Printing & Publishing		6,265

Description	Face Amount (000)	Value (000)
Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23	$925	$1,004
5.500%, 09/15/24(A)	50	52
5.125%, 10/15/19	175	183
4.875%, 09/15/21(A)	50	51

Total Publishing-Newspapers		1,290

Radio [0.5%]
Cumulus Media Holdings
7.750%, 05/01/19	1,050	1,029
Entercom Radio
10.500%, 12/01/19	600	651
Radio One
9.250%, 02/15/20(A)	900	859
Sirius XM Holdings
4.625%, 05/15/23(A)	1,425	1,372
Sirius XM Radio
6.000%, 07/15/24(A)	975	1,024
5.375%, 04/15/25(A)	650	653
Townsquare Media
6.500%, 04/01/23(A)	750	752
Townsquare Radio
9.000%, 04/01/19(A)	975	1,039

Total Radio		7,379

Real Estate Oper/Develop [1.8%]
Agile Property Holdings
9.875%, 03/20/17	650	645
8.875%, 04/28/17	730	716
Alpha Star Holding
4.970%, 04/09/19	2,500	2,212
Central China Real Estate
8.000%, 01/28/20	780	750
Central China Real Estate, MTN
6.500%, 06/04/18	950	902
China SCE Property Holdings
11.500%, 11/14/17	2,520	2,432
CIFI Holdings Group
12.250%, 04/15/18	1,037	1,114
Jababeka International BV
7.500%, 09/24/19	2,000	2,002
Kaisa Group Holdings
10.250%, 01/08/20	1,575	898
9.000%, 06/06/19	700	399
8.875%, 03/19/18	3,220	1,835

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
KWG Property Holding
13.250%, 03/22/17	$600	$641
8.975%, 01/14/19	1,400	1,358
Pakuwon Prima Pte
7.125%, 07/02/19	2,000	1,995
Sunac China Holdings
9.375%, 04/05/18	2,140	2,118
Times Property Holdings
12.625%, 03/21/19	1,370	1,392
Trillion Chance
8.500%, 01/10/19	1,270	1,153
Vingroup JSC
11.625%, 05/07/18	1,365	1,440
Yuzhou Properties
8.750%, 10/04/18	680	646
8.625%, 01/24/19	1,950	1,848

Total Real Estate Oper/Develop		26,496

Research and Development [0.2%]
Jaguar Holding I
9.375%, 10/15/17(A) (D)	1,625	1,661
Jaguar Holding II
9.500%, 12/01/19(A)	650	699

Total Research and Development		2,360

Resorts/Theme Parks [0.2%]
Cedar Fair
5.250%, 03/15/21	1,300	1,342
Six Flags Entertainment
5.250%, 01/15/21(A)	1,325	1,362

Total Resorts/Theme Parks		2,704

Retail [2.0%]
Academy
9.250%, 08/01/19(A)	1,050	1,113
BKW
6.000%, 04/01/22(A)	1,950	2,018
Edcon Holdings Pty
13.375%, 06/30/19	2,720	644
Edcon Pty
9.500%, 03/01/18	3,890	3,171
Family Tree Escrow
5.750%, 03/01/23(A)	425	447
5.250%, 03/01/20(A)	125	131
Ferrellgas
6.750%, 01/15/22	725	737
6.500%, 05/01/21	675	682

Description	Face Amount (000)	Value (000)
Grupo Famsa
7.250%, 06/01/20	$2,500	$2,287
Hillman Group
6.375%, 07/15/22(A)	1,225	1,225
Jo-Ann Stores
8.125%, 03/15/19(A)	1,000	1,002
Jo-Ann Stores Holdings
9.750%, 10/15/19(A) (D)	600	582
L Brands
5.625%, 10/15/23	700	777
Limited Brands
5.625%, 02/15/22	350	385
Michaels FinCo Holdings
7.500%, 08/01/18(A) (D)	304	310
Michaels Stores
5.875%, 12/15/20(A)	1,275	1,310
Neiman Marcus Group
8.750%, 10/15/21(A)	900	954
8.000%, 10/15/21(A)	275	291
New Academy Finance
8.000%, 06/15/18(A) (D)	1,175	1,175
NPC International
10.500%, 01/15/20	1,075	1,129
Party City Holdings
8.875%, 08/01/20	900	970
PC Nextco Holdings
8.750%, 08/15/19	1,275	1,297
Petco Animal Supplies
9.250%, 12/01/18(A)	1,200	1,260
Petco Holdings
8.500%, 10/15/17(A) (D)	600	617
Rite Aid
6.125%, 04/01/23(A)	1,050	1,076
Sally Holdings
6.875%, 11/15/19	725	767
Stonegate Pub Financing
5.310%, 04/15/19(E)	1,000	1,480
Stretford 79
4.810%, 07/15/20(E)	1,000	1,203

Total Retail		29,040

Rubber/Plastic Products [0.1%]
Gates Global
6.000%, 07/15/22(A)	1,125	1,062

Semicon Compo-Intg Circu [0.0%]
NXP BV
5.750%, 03/15/23(A)	200	212

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Semi-Conductors [0.3%]
Advanced Micro Devices
7.500%, 08/15/22	$325	$311
7.000%, 07/01/24	850	733
Entegris
6.000%, 04/01/22(A)	1,025	1,069
Freescale Semiconductor
6.000%, 01/15/22(A)	450	490
Magnachip Semiconductor
6.625%, 07/15/21	750	525
Micron Technology
5.250%, 08/01/23(A)	575	585
Sensata Technologies BV
5.625%, 11/01/24(A)	300	319
5.000%, 10/01/25(A)	500	507

Total Semi-Conductors		4,539

Special Purpose Banks [0.1%]
Development Bank of Kazakhstan JSC
4.125%, 12/10/22	1,000	852
Vnesheconombank Via VEB Finance
6.902%, 07/09/20	510	467
6.025%, 07/05/22	200	169
5.942%, 11/21/23	700	570
4.224%, 11/21/18	200	176

Total Special Purpose Banks		2,234

Steel & Steel Works [0.2%]
Gerdau Trade
4.750%, 04/15/23	250	233
Metinvest BV
8.750%, 02/14/18	3,519	1,440
Metinvest BV, MTN
10.500%, 11/28/17	1,560	702
Steel Dynamics
5.500%, 10/01/24(A)	375	380
5.250%, 04/15/23	125	127
5.125%, 10/01/21(A)	225	226

Total Steel & Steel Works		3,108

Sugar [0.1%]
Cosan Luxembourg
5.000%, 03/14/23	1,000	888
Description	Face Amount (000)	Value (000)
Technology [0.1%]
Sophia
9.750%, 01/15/19(A)	$1,050	$1,126
Sophia Holding Finance
9.625%, 12/01/18(A)	500	505
Truven Health Analytics
10.625%, 06/01/20	775	814

Total Technology		2,445

Telecommunication Equip [0.1%]
CommScope
5.500%, 06/15/24(A)	525	525
CommScope Holding
6.625%, 06/01/20(A) (D)	1,350	1,384

Total Telecommunication Equip		1,909

Telephones & Telecommunications [4.1%]
Altice
7.750%, 05/15/22(A)	1,100	1,119
7.625%, 02/15/25(A)	500	502
Altice Financing
6.625%, 02/15/23	200	205
6.625%, 02/15/23(A)	275	283
Banglalink Digital Communications
8.625%, 05/06/19	4,430	4,541
Bite Finance International BV, MTN
7.548%, 02/15/18(E)	1,810	1,897
Colombia Telecomunicaciones ESP
8.500%, 12/29/49(E)	2,000	2,003
5.375%, 09/27/22	2,090	2,129
Comcel Trust
6.875%, 02/06/24	2,495	2,658
Digicel
7.000%, 02/15/20(A)	325	331
6.750%, 03/01/23	1,500	1,442
6.000%, 04/15/21(A)	175	166
6.000%, 04/15/21	3,985	3,785
Digicel Group
8.250%, 09/30/20	8,135	8,188
8.250%, 09/30/20(A)	1,375	1,377
7.125%, 04/01/22	2,080	1,903
Intelsat Jackson Holdings
5.500%, 08/01/23	1,000	944
Intelsat Luxembourg
8.125%, 06/01/23	600	552
7.750%, 06/01/21	825	761

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Level 3 Communications
5.750%, 12/01/22	$350	$359
Level 3 Financing
8.125%, 07/01/19	500	526
7.000%, 06/01/20	500	540
MetroPCS Wireless
6.625%, 11/15/20	600	627
Millicom International Cellular
6.625%, 10/15/21	1,650	1,743
6.000%, 03/15/25(A) (J)	1,100	1,098
4.750%, 05/22/20	690	676
Sixsigma Networks Mexico
8.250%, 11/07/21	2,000	2,091
Sprint
7.875%, 09/15/23	1,725	1,759
Sprint Capital
6.875%, 11/15/28	1,500	1,376
Sprint Nextel
7.000%, 03/01/20(A)	600	661
6.000%, 11/15/22	1,100	1,045
Syniverse Holdings
9.125%, 01/15/19(J)	1,550	1,527
T-Mobile USA
6.836%, 04/28/23	925	974
6.731%, 04/28/22	125	132
6.633%, 04/28/21	125	131
6.625%, 04/01/23	1,450	1,517
6.500%, 01/15/24	575	601
6.125%, 01/15/22	275	284
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/21	2,170	2,135
VimpelCom Holdings BV
7.504%, 03/01/22	2,630	2,495
Virgin Media Finance
6.375%, 04/15/23(A)	675	719
Virgin Media Secured Finance
5.250%, 01/15/26(A)	1,350	1,377
Vivacom, MTN
6.625%, 11/15/18	2,073	2,302

Total Telephones & Telecommunications		61,481

Textile-Apparel [0.1%]
Texhong Textile Group
6.500%, 01/18/19	1,000	990

Textile-Home Furnishings [0.0%]
Springs Industries
6.250%, 06/01/21	650	642

Description	Face Amount (000)	Value (000)
Textile-Products [0.2%]
Golden Legacy PTE
9.000%, 04/24/19	$3,010	$3,025

Transactional Software [0.0%]
ACI Worldwide
6.375%, 08/15/20(A)	125	131

Transportation Services [1.4%]
Brunswick Rail Finance
6.500%, 11/01/17	1,685	725
DTEK Finance
7.875%, 04/04/18	3,991	1,397
DTEK Finance BV
9.500%, 04/28/15	945	616
Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	5,200	7,832
Equiniti Newco 2
6.314%, 12/15/18(E)	1,000	1,380
Far East Capital
8.750%, 05/02/20	1,190	427
8.000%, 05/02/18	1,880	677
Favor Sea
11.750%, 02/04/19	1,265	1,193
Georgian Railway JSC
7.750%, 07/11/22	1,000	1,071
Grupo KUO De
6.250%, 12/04/22	972	993
Kazakhstan Temir Zholy Finance BV
6.375%, 10/06/20	480	476
NCL
5.250%, 11/15/19(A)	425	436
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	258
Travelex Financing
6.565%, 08/01/18(E)	1,000	1,483
Ukraine Railways via Shortline
9.500%, 05/21/18	1,131	419
Yasar Holdings
8.875%, 05/06/20	2,010	2,075

Total Transportation Services		21,458

Transport-Equip and Leasng [0.1%]
Jurassic Holdings III
6.875%, 02/15/21(A)	1,050	914

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Utility [0.1%]
Greenko Dutch BV
8.000%, 08/01/19	$265	$244
Suburban Propane Partners
7.375%, 08/01/21	275	296
5.500%, 06/01/24	1,125	1,153

Total Utility		1,693

Web Portals/ISP [0.2%]
Pacnet
9.000%, 12/12/18	2,500	2,806

X-Ray Equipment [0.0%]
Hologic
6.250%, 08/01/20	600	622

Total Corporate Bonds
(Cost $777,221)		720,800

Loan Participations [29.2%]
Aerospace [1.0%]
Air Canada, Term Loan B
5.500%, 09/26/19	2,677	2,705
AM General Corporation, Term Loan B - 2013
10.250%, 03/22/18	348	330
American Airlines Inc, Exit Term Loan
3.750%, 06/27/19	2,310	2,307
BE Aerospace Inc, Term Loan B
4.000%, 11/19/21	524	527
Dae Aviation Holdings, Second Lien Term Loan
7.750%, 08/05/19	1,370	1,372
Dae Aviation Holdings, Term Loan B1 - 2014
5.000%, 11/02/18	357	357
Dae Aviation Holdings, Term Loan B2 - 2014
5.000%, 11/02/18	162	162
LM U.S. (Landmark Aviation), Canadian Term Loan
4.750%, 10/25/19	14	14
LM U.S. (Landmark Aviation), Second Lien
8.250%, 10/26/20(F)	785	777
LM U.S. (Landmark Aviation), US Term Loan
4.750%, 10/25/19	344	344
Tasc Inc, Second Lien
12.000%, 05/23/21	360	379

Description	Face Amount (000)	Value (000)
Tasc Inc, Term Loan
6.500%, 05/23/20	$714	$722
TransDigm Inc., Term Loan C
3.750%, 02/28/20	1,230	1,227
TransDigm Inc., Term Loan D
3.750%, 06/04/21	1,703	1,698
US Airways Group Inc, Term Loan B-1
3.500%, 05/23/19	1,144	1,139
WP CPP Holdings, Second Lien
8.750%, 04/30/21	45	45
WP CPP Holdings, Term Loan
4.750%, 12/28/19	170	171
Wyle Services Corporation, Term Loan B
5.000%, 05/21/21	222	222

Total Aerospace		14,498

Automotive [0.4%]
Car Trawler, Term Loan
4.251%, 04/30/21	3,000	3,214
Metaldyne Performance Cov-Lite Term Loan
4.251%, 10/20/21	521	523
Oasis Holdings
3.500%, 11/19/20	4,580	2,519

Total Automotive		6,256

Broadcasting [1.1%]
Clear Channel Communication, Term Loan D Extended
6.922%, 01/30/19	7,283	6,916
Clear Channel Communication, Term Loan E
7.670%, 07/30/19	2,027	1,950
Cumulus Media, Term Loan B
4.250%, 12/23/20	1,651	1,619
Gray Television, Inc., Term Loan B
3.750%, 06/13/21	1,589	1,588
Hubbard Broadcasting, Term Loan B
4.500%, 04/28/17	230	229
Media General Inc, Term Loan B
4.250%, 07/31/20	614	617
Radio One, Term Loan
7.500%, 03/31/16	429	426

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Sinclair Broadcasting Group, Term Loan B - 2011
3.000%, 10/28/16	$152	$151
Univision Comm (fka Umbrella), Replacement First-Lien Term Loans
4.000%, 03/01/20	2,254	2,249
Univision Comm (fka Umbrella), TL C-3 (2013 Inc. Term Loans)
4.000%, 03/01/20	1,329	1,326

Total Broadcasting		17,071

Building Materials [0.1%]
Cemex
0.000%, 02/14/17	1,469	1,460

Cable/Wireless Video [1.9%]
Altice Financing, Term Loan B
5.500%, 07/02/19	3,617	3,667
Altice Financing, Term Loan B 2022
5.250%, 01/28/22	230	232
Cablevision Systems Corp, Term Loan B - 2013
2.672%, 04/17/20	1,116	1,110
Cequel Communications, LLC, Term Loan B 2012
3.500%, 02/10/19	1,128	1,128
Charter Comm Operating, LLC, Term Loan A1
2.160%, 04/22/18	445	441
Charter Comm Operating, LLC, Term Loan E
3.000%, 04/10/20	2,680	2,669
Charter Comm Operating, LLC, Term Loan G
4.250%, 09/12/21	230	232
Intelsat Jackson Holdings, Term Loan B2
3.750%, 06/30/19	1,948	1,940
Liberty Cablevision of Puerto Rico, First Lien Term Loan
4.500%, 12/24/21	355	353
Liberty Cablevision of Puerto Rico, Second Lien - 2014
7.750%, 06/26/23	215	215
Liberty Cablevision of Puerto Rico, Term Loan B-1
0.000%, 01/07/22(G)	335	330

Description	Face Amount (000)	Value (000)
MCC Iowa (Broadband), Term Loan G
4.000%, 01/20/20	$254	$253
MCC Iowa (Broadband), Term Loan H
3.250%, 01/22/21	1,283	1,270
MCC Iowa (Broadband), Term Loan J
3.750%, 06/18/21	79	79
Primacom, Term Loan A
5.000%, 02/28/17(I)	2,539	2,730
Quebecor Media, Term Loan B
3.250%, 08/17/20	1,583	1,560
UPC Financing, Term Loan AH
3.250%, 06/10/21	860	854
Virgin Media Invst Hlds Ltd, Term Loan B
3.500%, 02/15/20	2,697	2,692
Ziggo B.V., Term Loan B1
3.250%, 01/15/22	2,589	2,571
Ziggo B.V., Term Loan B2
3.250%, 01/15/22	1,668	1,657
Ziggo B.V., Term Loan B3
3.500%, 01/15/22	2,743	2,725

Total Cable/Wireless Video		28,708

Chemicals [1.0%]
Aruba Investments Cov-Lite Term Loan
0.000%, 01/28/22	1,000	1,085
Axalta Coating Systems US Holdings, Term Loan B - 2014
3.750%, 02/01/20	319	317
Constantia Flexibles Cov-Lite, 1st Lien
0.000%, 02/25/22(G)	163	163
0.000%, 04/29/22(G)	837	836
Flint Group SA, Term Loan B-2
0.000%, 09/03/21	2,568	2,557
Flint Group SA, Term Loan C
0.000%, 09/03/21	425	423
Gemini HDPE LLC, Term Loan B
4.750%, 07/24/21	577	576
Huntsman International LLC, Term Loan C
2.460%, 06/30/16	13	13
Ineos Group Holdings PLC, Dollar Term Loans - 2018
3.750%, 04/27/18	3,246	3,222

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Ineos Group Holdings PLC, Term Loan - 2022
4.250%, 03/11/22(G)	$270	$270
MacDermid Holdings, LLC, Tranche B Term Loan
4.000%, 06/05/20	344	345
Minerals Technologies Inc., Term Loan B
4.000%, 05/07/21	1,431	1,436
Nexeo Solutions, Term Loan B
5.000%, 09/08/17	369	358
Perstorp Holding AB, Facility A (Mezzanine)
14.000%, 12/27/17	2,152	2,106
Polymer Group inc, Term Loan B
5.250%, 12/19/19	643	645
Styrolution, Term Loan B-1
6.500%, 11/07/19	1,117	1,117

Total Chemicals		15,469

Communications [0.1%]
Sky Bet, Cov-Lite, First Lien Term Loan
0.000%, 02/09/22	1,000	1,478

Consumer Non-Durables [0.2%]
Eastman Kodak Company, Exit Term Loan
7.250%, 09/03/19	334	332
Kate Spade & Company, Term Loan B
4.000%, 04/09/21	269	268
Libbey Glass Inc., Term Loan B
3.750%, 04/09/21	248	247
Party City Holdings Inc., 2014 Replacement Term Loans
4.000%, 07/27/19	225	224
4.000%, 07/27/19	194	193
4.000%, 07/27/19	29	29
4.000%, 07/27/19	41	41
4.000%, 07/27/19	29	29
Revlon Consumer Products, Replacement Term Loan
3.250%, 11/20/17	246	245
Varsity Brands (Hercules Achievement), Term Loan B
6.000%, 12/10/21	1,052	1,062
WNA Holdings, Inc, Term Loan - USD Borrower
4.500%, 06/07/20	71	71

Description	Face Amount (000)	Value (000)
WNA Holdings, Inc, TL (PolarPak) - CAD Borrower
5.500%, 06/07/20	$137	$137

Total Consumer Non-Durables		2,878

Diversified Media [1.6%]
Affinion Group Inc., Term Loan B
6.750%, 10/08/16	316	299
ALM Media, LLC, Term Loan B
5.500%, 07/29/20	217	212
Block Communication, Term Loan B
5.750%, 10/29/21	179	179
Bureau Van Dijk
5.216%, 09/17/21	1,000	1,488
Deluxe Entertainment Services Group, Term Loan
6.500%, 02/28/20	573	555
Emerald Expositions Holding, Inc., Term Loan B
4.750%, 06/17/20	292	293
Harland Clarke Holdings, Cov-Lite Term Loan B-4
6.000%, 08/04/19	3,715	3,726
Harland Clarke Holdings, Term Loan B3
7.000%, 05/22/18	4,894	4,922
Harland Clarke Holdings, Tranche B-2 TL
5.510%, 06/30/17	167	167
Learfield Communications, 2014 Replacement Term Loan
4.500%, 10/09/20	168	168
Lions Gate Entertainment, Second Lien
5.000%, 03/11/22	740	741
Live Nation, Term Loan B
3.500%, 08/17/20	522	521
McGraw-Hill, Cov-Lite Term Loan
5.750%, 03/22/19	262	263
MediArena Acquisition (Endemol), First Lien Term Loan
6.750%, 08/11/21	264	261
Merrill Corp, Term Loan
5.750%, 03/08/18	385	386
Regal Cinemas, Term Loan
3.750%, 03/25/22(G)	470	471

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Rovi Solutions Corporation, Term Loan B
3.750%, 07/02/21	$412	$410
Tribune Company, Term Loan B - 2013
4.000%, 12/27/20	3,758	3,759
Village Roadshow Limited, Ultimates Facility Tranche A-2
4.750%, 11/21/17	705	705
Warner Music Group Corp., Term Loan - 2013
3.750%, 07/01/20	1,024	999
WME IMG Holdings LLC, Second Lien
8.250%, 05/06/22	360	343
WME IMG Holdings LLC, Term Loan B
5.250%, 05/06/21	3,295	3,263

Total Diversified Media		24,131

Energy [1.6%]
Alon USA Inc, MLP Term Loan
9.250%, 11/26/18	551	546
Aventine Renewable Energy Holdings
0.000%, (J)	4	52
Azure Midstream Holdings LLC, Term Loan B
7.500%, 11/15/18	256	242
BlackBrush Oil & Gas, L.P., Second Lien
8.750%, 07/21/21	365	293
Chief Exploration & Development LLC, Second Lien
7.500%, 05/16/21	570	525
CITGO Petroleum Corp., Term Loan B
4.500%, 07/23/21	358	354
CITGO Petroleum Corp., Term Loan B 2015
9.500%, 05/09/18	1,526	1,517
Drillships Financing Holding Inc., Term Loan B1
6.000%, 03/31/21	2,126	1,617
EMG Utica, Term Loan
4.750%, 03/27/20	740	689
Energy Transfer Equity LP, Loans
4.000%, 12/02/19	580	578

Description	Face Amount (000)	Value (000)
Energy Transfer Equity LP, Term Loan B
3.250%, 12/02/19	$4,555	$4,478
EP Energy (aka Everest Acquisition), Term Loan B-3
3.500%, 05/24/18	644	619
Frac Tech International, Term Loan B - 2014
5.750%, 04/16/21	641	495
Glenn Pool Oil, Term Loan
4.500%, 05/02/16	428	426
Harvey Gulf Int’l Marine, Term Loan B
5.500%, 06/18/20(J)	1,321	903
KCA Deutag, Term Loan
6.250%, 05/15/20	263	220
MEG Energy Corp, Term Loan B - 2013
3.750%, 03/31/20	351	336
New World Resources
5.575%, 10/07/16(J)	300	323
Obsidian Natural Gas Trust
7.000%, 11/02/15	334	336
Osum Production Corp., Term Loan B
6.500%, 07/31/20(J)	1,731	1,350
Pacific Drilling, Term Loan B
4.500%, 05/18/18	568	470
Paradigm, Term C Loan
4.750%, 07/24/19	183	164
Petroleum Geo-Services, Term Loan B
3.250%, 03/19/21	468	399
Philadelphia Energy Solutions, Term Loan
6.250%, 04/04/18	358	342
Seadrill Operating LP, Term Loan B
4.000%, 02/21/21	1,375	1,089
Sheridan Production Partners, Term Loan II-A
4.250%, 12/16/20	37	32
Sheridan Production Partners, Term Loan II-M
4.250%, 12/16/20	14	12
Sheridan Production Partners, Term Loan II-SIP
4.250%, 12/16/20	267	231
Southcross Holdings Borrower LP, Term Loan B
6.000%, 07/29/21	179	169

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Stonewall Gas Gathering LLC, Loan
8.750%, 01/28/22	$370	$371
Templar Energy LLC, Second Lien - 2014
8.500%, 11/25/20	4,345	2,935
Vantage Drilling Co (Offshore), Term Loan
5.000%, 10/25/17(J)	547	340
Vantage Drilling Co (Offshore), Term Loan B (2013)
5.750%, 03/28/19(J)	494	281
Veresen Midstream LP, Term Loan
0.000%, 02/25/22(G)	235	235
Western Refining, Term Loan B
4.250%, 11/12/20	487	483

Total Energy		23,452

Financial [1.9%]
Alliant Holdings Inc., Term Loan
5.000%, 12/07/19	290	291
American Capital Holdings, Inc., Term Loan B - 2017
3.500%, 08/22/17	381	380
Clipper Acquisitions (aka TCW), Initial Term Loan
3.000%, 02/06/20	221	218
Compass Investors Inc. (USI), Term Loan
4.250%, 12/27/19	347	347
Delos, Term Loan B
3.500%, 03/06/21	370	370
Dubai World
3.760%, 09/30/22(J)	12,455	10,172
0.000%, 09/30/18	7,835	6,268
1.000%, 09/30/15(J)	2,268	2,234
Foncia Groupe, Term Loan D
0.000%, 06/01/18(G)	2,000	2,156
0.000%, 03/24/21(G)	1,000	1,079
Grosvenor Capital Mngt Hlgs LLP, Cov-Lite Term Loan
3.750%, 01/04/21	243	240
Hub International Holdings, Initial Term Loan
4.250%, 10/02/20	349	346
Hyperion Insurance Group Ltd, Term Loan B
0.000%, 03/26/22(G)	245	246

Description	Face Amount (000)	Value (000)
Ineos U.S. Finance LLC, 1st Lien
0.000%, 03/11/22(G)	$1,000	$1,074
Ion Trading Technologies, Term Loan
4.500%, 06/04/21	1,800	1,945
iStar Financial Inc., Term Loan A-2 - 2012
7.000%, 03/19/17	130	133
RCS Capital Corporation, Term Loan
6.500%, 04/29/19	510	505
Starwood Property Trust, Inc., Term Loan
3.500%, 04/17/20	447	443
Victory Capital Management, Term Loan B
7.000%, 10/31/21	278	276

Total Financial		28,723

Food and Drug [0.4%]
Albertsons, LLC, Term Loan B-2
5.375%, 03/21/19	1,591	1,602
Albertsons, LLC, Term Loan B-3
4.000%, 08/09/19	320	322
Albertsons, LLC, Term Loan B-4
5.500%, 08/25/21	125	126
New Albertsons’s, Inc., Term Loan
4.750%, 06/27/21	547	549
Rite Aid Corporation, Second Lien - Tranche 1 Term Loans
5.750%, 07/07/20	1,085	1,096
Rite Aid Corporation, Second Lien - Tranche 2 Term Loans
4.875%, 06/21/21	440	440
Stater Bros. Markets, Term Loan B
4.750%, 05/12/21	280	279
Supervalu Inc., Term Loan B - 2013
4.500%, 03/21/19	863	865

Total Food and Drug		5,279

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Food/Tobacco [0.8%]
Burger King (1011778 B.C. / New Red), Term Loan B
4.500%, 12/12/21	$1,512	$1,526
Deoleo, Term Loan
4.500%, 06/02/21	3,000	3,072
HJ Heinz, Term Loan B1
3.250%, 06/07/19	1,931	1,932
HJ Heinz, Term Loan B2
3.500%, 06/05/20	1,546	1,548
JBS USA LLC, Term Loan B-2
3.750%, 09/18/20	291	290
Landry’s Inc., Term Loan B
4.000%, 04/19/18	902	903
Post Holdings Inc, Term Loan B
3.750%, 06/02/21	948	949
United Biscuits
5.234%, 12/10/21	1,000	1,496

Total Food/Tobacco		11,716

Forest Prod/Containers [0.6%]
Anchor Glass Container Corporation, Term Loan B
4.250%, 05/14/21	310	310
Ardagh Holdings USA Inc., Incremental Term Loan B
4.000%, 12/17/19	990	992
Berry Plastics Corp., Term Loan D
3.500%, 02/08/20	2,847	2,839
Caraustar Industries, Inc., Term Loan
7.500%, 05/01/19	141	140
CD&R Millennium LLC (Mauser), Second Lien
8.250%, 07/31/22	150	146
NewPage Corporation, Term Loan B
9.500%, 02/11/21	490	468
Oak Tea Inc.
3.500%, 07/02/21	2,000	2,159
Reynolds Group Holdings, Term Loan B - 2013
4.000%, 12/01/18	1,856	1,863
SIG Combibloc (Onex Wizard), Term Loan B
0.000%, 02/03/22(G)	330	333

Total Forest Prod/Containers		9,250

Description	Face Amount (000)	Value (000)
Gaming/Leisure [1.9%]
Amaya, First Lien Term Loan
5.000%, 08/01/21	$512	$507
Belmond Interfin Ltd., Term Loan
4.000%, 03/19/21	396	394
Boyd Gaming Corp, Term Loan B
4.000%, 08/14/20	191	191
Caesars Entertainment Op Co Inc, Prop Co Term Loan
7.000%, 10/11/20	1,402	1,325
Caesars Entertainment Op Co Inc, Term Loan B-4
10.500%, 01/28/15	116	108
Caesars Entertainment Op Co Inc, Term Loan B-6 Extended
6.985%, 01/28/18	4,192	3,845
Caesars Entertainment Op Co Inc, Term Loan B7
9.750%, 03/01/17	751	684
CCM Merger (Motor City), Term Loan B - new
4.500%, 08/06/21	1,732	1,737
Clubcorp Club Operations, Term Loan B - 2013
4.500%, 07/24/20	1,070	1,075
Diamond Resorts Corp, Cov-Lite Term Loan
5.500%, 05/09/21	1,398	1,403
Four Seasons Holdings Inc., Second Lien
6.250%, 12/27/20	150	151
Four Seasons Holdings Inc., Term Loan (12/13)
3.500%, 06/27/20	928	926
Global Cash Access, Term Loan B
6.250%, 11/25/20	403	400
Great Wolf Resorts, Term Loan
5.750%, 08/06/20	405	406
Hilton Worldwide Finance, LLC., Term Loan B-1
3.500%, 10/26/20	7,275	7,282
La Quinta Intermediate Holdings, Term Loan B
4.000%, 04/14/21	574	575
Mohegan Tribal Gaming, Term Loan B
5.500%, 11/19/19	222	220
NCL Corp Ltd, Term Loan B
4.000%, 11/05/21	175	176

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Parques, Term Loan
5.000%, 03/26/19	$3,000	$3,239
Playa Resorts Holding, Term Loan B
4.000%, 08/09/19	187	187
RHP Hotel Properties, LP, Term Loan B
3.750%, 01/15/21	749	752
Scientific Games Inc., Term Loan B
4.250%, 10/18/20	149	150
4.250%, 10/18/20	895	897
4.250%, 10/18/20	1,523	1,527
Shingle Springs Tribal, Term Loan B
6.250%, 08/29/19	135	135

Total Gaming/Leisure		28,292

Healthcare [2.8%]
Aenova
0.000%, 09/29/20(G)	1,000	1,079
5.000%, 07/10/20	1,000	1,077
Allscripts Healthcare Solutions Inc, Term Loan A1
2.920%, 06/28/18	450	449
Amdipharm Mercury Ltd.
5.250%, 11/07/19	2,000	2,974
Capella Healthcare, Inc., Term Loan
5.250%, 12/16/21	294	296
Carestream Health Holdings, Inc., Term Loan
5.000%, 06/05/19	1,209	1,212
Catalent Pharma, Term Loan
4.250%, 05/07/21	993	1,074
CDRH (Healogics), Term Loan B
5.250%, 07/01/21	358	358
Community Health Systems, Inc., 2021 Term D Loan
4.250%, 01/27/21	422	424
Community Health Systems, Inc., Term Loan A - 2019
2.671%, 01/25/19	3,700	3,643
Community Health Systems, Inc., Term Loan F
3.425%, 01/25/18	2,500	2,499
ConvaTec Healthcare, Term Loan B
4.000%, 12/30/16	430	430

Description	Face Amount (000)	Value (000)
DPX Holdings B.V., Term Loan B
4.250%, 03/11/21	$1,777	$1,767
Envision Acquisition Company, LLC , First Lien Term Loan
5.750%, 11/04/20	167	168
Gesundheits
4.750%, 07/25/21	1,000	1,079
Grifols, Inc, Term Loan B
3.178%, 02/27/21	2,166	2,163
Halyard Health, Inc., Term Loan B
4.000%, 10/01/21	364	367
Hologic Inc., Term Loan B - Refi
3.250%, 08/01/19	236	236
Iasis Healthcare Corporation, Term Loan B - 2013
4.500%, 05/03/18	261	262
IMS Healthcare, Term Loan B - 2021
3.500%, 03/17/21	171	170
Indivior Finance S.Ã r.l., Term Loan B
7.000%, 12/19/19	395	373
inVentiv Health, Inc., Term B-4 Loan
7.750%, 05/15/18	475	476
Kindred Healthcare Inc., Term Loan B
4.250%, 04/09/21	464	466
Kinetic Concepts, Term Loan E-1
4.500%, 05/04/18	259	260
LGC Science Holdings, Term Loan
4.001%, 03/12/21	3,000	3,218
MultiPlan Inc, Term Loan
3.750%, 03/31/21	989	986
P2 Lower Acq. (Progressive), Term Loan
5.500%, 10/22/20	1,507	1,504
Par Pharmaceuticals, Term B-2 Loan
4.000%, 09/30/19	975	973
Par Pharmaceuticals, Term B-3 Loan
4.250%, 09/30/19	234	234
PharMedium Healthcare Corporation, First Lien Term Loan
4.250%, 01/28/21	117	116

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Regional Care (aka RCHP, Inc.), First Lien Term Loan
6.000%, 04/23/19	$1,206	$1,207
Regional Care (aka RCHP, Inc.), Second Lien
0.000%, 10/23/19(G)	95	96
Royalty Pharma (aka RPI), Term Loan B-4
3.500%, 11/09/20	299	301
Salix Pharmaceuticals, Ltd., Term Loan
4.250%, 01/02/20	1,108	1,108
Siemens Audiology Solutions
0.000%, 12/10/21	1,000	1,089
Valeant Pharmaceuticals International, Series C-2 TLB
3.500%, 12/11/19	756	756
Valeant Pharmaceuticals International, Series D-2 TLB
3.750%, 02/13/19	309	309
Valeant Pharmaceuticals International, Series E Tranche B Term Loan
3.500%, 06/26/20	3,706	3,706
Valeant Pharmaceuticals International, Series F-1 Tranche B Term Loan
0.000%, 03/11/22(G)	1,631	1,638
Valeant Pharmaceuticals International, Series F-2 Tranche B Term Loan - DD
0.000%, 03/11/22(G)	1,249	1,254

Total Healthcare		41,797

Housing [0.1%]
ABC Supply Company, Term Loan B
3.500%, 04/16/20	824	822
Continental Building Products LLC, First Lien Term Loan
4.000%, 08/28/20	296	294
DTZ US Borrower LLC, Term Loan
5.500%, 11/04/21	329	331
QUIKRETE Holdings, Inc., First Lien Term Loan
4.000%, 09/28/20	269	270
Realogy Corporation, New Term Loan B
3.750%, 03/05/20	314	313

Total Housing		2,030

Description	Face Amount (000)	Value (000)
Industrials [0.2%]
AHT Cooling Systems, First Lien
0.000%, 11/01/20	$1,000	$1,081
Delachaux
0.000%, 09/25/21	500	746
Interpipe Ukraine
4.273%, 03/06/16(J)	3,624	1,087

Total Industrials		2,914

Information Technology [1.9%]
Aricent Technologies, Term Loan
5.500%, 04/14/21	427	428
Arris Group, Inc., Term Loan B
3.250%, 04/17/20	574	573
Avago Technologies Finance, Term Loan B
3.750%, 05/06/21	2,452	2,456
Avaya Inc., Term B3 Extended
4.672%, 10/26/17	1,624	1,597
Avaya Inc., Term B-6 Loans
6.500%, 03/31/18	1,374	1,369
Blackboard Inc, Term Loan B3
4.750%, 10/04/18	883	882
CDW LLC, Term Loan
3.250%, 04/29/20	1,184	1,172
CompuCom Systems, Inc., Term Loan B
4.250%, 05/07/20	138	129
Dell Inc, Term Loan B
4.500%, 04/29/20	3,348	3,369
Dell Inc, Term Loan C
3.750%, 10/29/18	650	651
Fidji Luxembourg (BC3) S.Ã r.l., Term Loan
6.250%, 12/24/20	231	231
Freescale Semiconductor, Tranche B4 Term Loan
4.250%, 02/28/20	2,996	3,001
Infor (US) , Term Loan B-3
3.750%, 06/03/20	187	185
Infor (US), Term Loan B-5
3.750%, 06/03/20	885	877
Internap Network Services, Term Loan
6.000%, 11/26/19	311	311
iParadigms Holdings LLC, First Lien Term Loan
5.000%, 07/23/21	254	253

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
IPC Corp., Term Loan
6.500%, 07/06/21	$280	$281
Microsemi Corporation, Term Loan B-1
3.250%, 02/19/20	160	160
Nuance Communications, Term Loan
2.920%, 08/07/19	187	184
On Semiconductor Corp, Term Loan
1.980%, 01/02/18(J)	488	471
Presidio, Inc., Term Loan
6.250%, 02/02/22	500	498
Riverbed Technology, Inc., Term Loan B
0.000%, 02/25/22(G)	680	686
Sophia LP, Term Loan B-1
4.000%, 07/19/18	476	475
Southern Graphics Inc., Term Loan - 2013
4.250%, 10/17/19	204	203
Technicolor, Term Loan
5.500%, 07/11/20	3,850	3,867
The Active Network, Inc., First Lien Term Loan
5.500%, 11/13/20	109	108
Vertafore, Inc., Term Loan - 2013
4.250%, 10/03/19	275	275
ViaWest Inc - Shaw, Term Loan B
0.000%, 03/25/22(G)	270	271
Zebra Technologies Corp, Term Loan B
4.750%, 09/30/21	3,504	3,541

Total Information Technology		28,504

Manufacturing [0.4%]
Alliance Laundry, Term Loan - 2013
4.250%, 12/07/18	659	660
Boomerang Tube, Term Loan B
11.000%, 10/11/17(J)	213	117
Brand Energy & Infrastructure, Term Loan B
4.750%, 11/26/20	1,983	1,924
Doosan Infracore, Term Loan B
4.500%, 05/28/21	353	356
Generac Power Systems Inc, Term Loan B
3.250%, 06/22/18	188	188

Description	Face Amount (000)	Value (000)
Mirror Bidco Corp. (Dematic), Cov-Lite Term Loan
4.250%, 12/28/19	$293	$292
Otter Products, LLC, Term Loan B
5.750%, 06/03/20	239	237
Signode Industrial Group US Inc., Term Loan B
3.750%, 05/01/21	1,407	1,397
Utex Industries, First Lien Term Loan
5.000%, 05/14/21	1,320	1,186

Total Manufacturing		6,357

Media [0.1%]
Tyrol Acquisition 2 SAS, Facility A-2
3.001%, 01/29/16	2,000	2,154

Metals/Minerals [0.6%]
Atkore International, Inc., Term Loan
4.500%, 04/09/21	357	354
Atlas Iron Limited, Term Loan
8.750%, 12/10/17(J)	117	70
Dynacast International LLC, Term Loan
5.250%, 01/28/22	365	368
Fortescue Metals Group (FMG), Cov-Lite Term Loan
3.750%, 06/30/19	7,983	7,214
Murray Energy, Term Loan
5.250%, 12/05/19	490	480
Peabody Energy Corp, Term Loan B
4.250%, 09/24/20	517	464

Total Metals/Minerals		8,950

Retail [1.5%]
Abercrombie & Fitch Management Co., Term Loan B
4.750%, 07/30/21	998	976
Capital Automotive LP, Second Lien
6.000%, 04/30/20	1,530	1,553
Capital Automotive LP, Term Loan - 2013
4.000%, 04/10/19	1,675	1,680

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
CWGS Group, LLC, Term Loan
5.750%, 02/20/20	$964	$971
Dollar Tree Inc, Term Loan B
4.250%, 02/06/22(G)	3,090	3,121
HMK Intermediate Hldg (Sleepys), Term Loan
5.000%, 03/30/19	334	331
Hudson’s Bay Company, Term Loan B
4.750%, 11/04/20	171	171
J Crew Group Inc, Term Loan B
4.000%, 03/05/21	813	753
JC Penney, Term Loan B
6.000%, 05/21/18	2,724	2,716
Jo-Ann Stores, Inc., Initial Loans
4.000%, 03/16/18	601	596
Lands™ End, Inc., Term Loan B
4.250%, 04/04/21	327	311
Michaels Stores, Term Loan B
3.750%, 01/28/20	354	354
Neiman Marcus (fka Mariposa), New Term Loan
4.250%, 10/25/20	2,453	2,443
Petco Animal Supplies Inc, Term Loan B - 2013
4.000%, 11/24/17	371	371
Petsmart (fka Argos Merger), Term Loan B
5.000%, 03/11/22	1,260	1,269
Sears Roebuck Acceptance Corp., Term Loan B
5.500%, 06/30/18	2,191	2,156
Toys R Us Property Company, Initial Term Loan
6.000%, 08/21/19	1,390	1,312
Toys R Us-Delaware, Inc., FILO CAD Term Loan
8.250%, 10/09/19	125	124
Toys R Us-Delaware, Inc., FILO US Term Loan
8.250%, 10/09/19	155	153
Toys R Us-Delaware, Inc., Term Loan B-3
5.250%, 05/25/18	34	26
Toys R Us-Delaware, Inc., Term Loan B4
9.750%, 04/09/20	1,335	1,239

Total Retail		22,626
Description	Face Amount (000)	Value (000)
Service [2.6%]
4L Technologies Inc., Term Loan B
5.500%, 05/08/20	$65	$63
Advanced Disposal Services, Term Loan B-2
3.750%, 10/09/19	1,123	1,109
AI Avocado BV
4.251%, 10/08/21	1,000	1,084
Asurion Corporation, Incremental Term Loan B-2
4.250%, 07/08/20	1,258	1,254
Asurion Corporation, Incremental Tranche B-1
5.000%, 05/24/19	3,669	3,677
Asurion Corporation, Second Lien
8.500%, 03/03/21	1,800	1,806
Asurion Corporation, Term Loan B3
3.750%, 03/03/17	150	150
Callcredit Information Group, 1st Lien
5.183%, 02/12/21	3,000	4,391
Digital River, Inc., Term Loan
7.500%, 02/13/21	305	301
DigitalGlobe Inc., Term Loan B
3.750%, 01/31/20	444	445
Dorna Sports, Term Loan
4.172%, 04/30/21	2,000	2,165
Environmental Resources, Term Loan
5.000%, 05/09/22	2,000	1,920
8.000%, 05/07/21	2,000	1,960
Evertec Group, LLC, Term Loan A
2.700%, 04/17/18	548	539
Evertec Group, LLC, Term Loan B
3.500%, 04/17/20	92	90
First Data Corporation, 2018 New Dollar Term Loan
3.672%, 03/23/18	4,425	4,421
First Data Corporation, 2018B Second New Term Loan
3.672%, 09/24/18	805	804
First Data Corporation, 2021 Extended Dollar Term Loan
4.168%, 03/24/21	1,745	1,749
Interactive Data Corporation, Term Loan B - 2014
4.750%, 05/02/21	1,464	1,470

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
iQor US Inc., Term Loan B
6.000%, 04/01/21	$1,050	$995
Nets Holdings, Term Loan
4.250%, 05/04/21	3,000	3,237
PODS LLC, Term Loan B
5.250%, 01/28/22	185	186
PrePaid Legal Services, Inc., Term Loan B
6.250%, 07/01/19	137	137
Redtop Acquisitions Limited, First Lien Term Loan
4.500%, 12/03/20	309	308
Redtop Acquisitions Limited, Second Lien
8.250%, 06/03/21	188	189
Securitas Direct, Term Loan
10.493%, 08/30/19	3,000	3,352
Sedgwick, Inc., First Lien Term Loan
3.750%, 03/01/21	1,494	1,475
Sedgwick, Inc., Second Lien
6.750%, 02/28/22	260	253
Spin Holdco (Coinmach), Term Loan B
4.250%, 11/14/19	109	108
STG-Fairway Acq. - First Advantage, Term Loan B
6.250%, 02/28/19	284	282

Total Service		39,920

Sovereign [0.9%]
Arab Republic of Egypt
4.479%, 01/04/21(F) (J)	3,000	2,695
Republic of Angola
6.600%, 12/06/20	7,000	6,991
Tanzania Term Loan
6.130%, 03/03/20	4,000	3,995

Total Sovereign		13,681

Telecommunications [1.7%]
Cable & Wireless Communications PLC (Sable), Term Loan
5.500%, 11/25/16	683	683
Cable & Wireless Communications PLC (Sable), Term Loan Unsecured
6.500%, 11/25/16	1,060	1,063

Description	Face Amount (000)	Value (000)
Cincinnati Bell Inc., Term Loan B - 2013
4.000%, 09/10/20	$263	$263
4.000%, 09/10/20	263	263
4.000%, 09/10/20	913	911
Datapipe, Term Loan B
5.250%, 03/15/19	108	105
Eircom Finco, Term Loan
4.582%, 09/30/19	3,002	3,176
Frontier Communications, Term Loan A
3.050%, 10/14/16	3,298	3,249
Integra Telecom, Term B Loan
5.250%, 02/22/19	406	405
Level 3 Communications, Term Loan B - 2020
4.000%, 01/15/20	3,665	3,671
Level 3 Communications, Term Loan B-3 -2019
4.000%, 08/01/19	735	736
LTS Buyer LLC (Light Tower), Term Loan
4.000%, 04/13/20	804	800
Numericable U.S. LLC, Term Loan B-1
4.500%, 05/21/20	3,670	3,677
Numericable U.S. LLC, Term Loan B-2
4.500%, 05/21/20	3,175	3,181
Telx Group, Term Loan B (2014)
4.500%, 04/09/20	566	562
WestCorp, Term Loan B-10
3.250%, 06/30/18	439	438
Zayo Group LLC, Term Loan B - 2012
4.000%, 07/02/19	3,046	3,049

Total Telecommunications		26,232

Textile & Apparel Mfg. [0.1%]
Vivarte
0.000%, 10/29/19(G)	1,000	1,016

Transportation [0.5%]
Allison Transmission Inc, Term Loan B3 (2013)
3.500%, 08/23/19	1,639	1,638
Chrysler Automotive, 2014 Term Loan B
3.250%, 12/31/18	1,485	1,483

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Chrysler Group
4.250%, 05/24/17	$877	$877
Commercial Barge Line Company, Term Loan B
7.500%, 09/22/19	1	1
7.500%, 09/22/19	293	293
CS Intermedia Holdco 2 LLC, Term Loan
4.000%, 04/04/21	283	282
FleetPride, Term Loan B
5.250%, 11/15/19	210	208
Key Safety Systems, Inc, First Lien Term Loan
4.750%, 07/25/21	184	185
Navios Maritime Partners LP, Term Loan B
5.250%, 06/27/18	332	332
Schaeffler Finance BV, Term Loan E
4.250%, 05/15/20	1,170	1,177
Tower Auto Holdings, Term Loan B - 2020
4.000%, 04/23/20	209	208
Travelport, Term Loan B
6.000%, 09/02/21	379	382
U.S. Shipping Corp, Term Loan B
5.500%, 04/11/18	200	198
Visteon Corporation, Term Loan B
3.500%, 04/09/21	531	530
Wabash National Corporation, Term Loan B
0.000%, 03/16/22(G)	325	326

Total Transportation		8,120

Utility [0.8%]
Bronco Midstream Funding, LLC, Term Loan B
5.000%, 08/15/20	1,081	1,043
Calpine, Construction TL B1 (2020)
3.000%, 05/03/20	147	145
Calpine, Construction TL B2 (2022)
3.250%, 01/31/22	1,085	1,075
Calpine, Term Loan B3
4.000%, 09/27/19	1,557	1,559
Calpine, Term Loan B4
4.000%, 10/31/20	832	833

Description	Face Amount (000)	Value (000)
EFS Cogen Holdings I LLC, Term Loan
3.750%, 12/17/20	$434	$435
Empire Generating Co, LLC, Term Loan B
5.250%, 03/12/21	1,559	1,558
Empire Generating Co, LLC, Term Loan C
5.250%, 03/12/21	110	110
ExGen Renewables I, LLC, Term Loan
5.250%, 02/06/21	375	377
Green Energy Partners / Stonewall LLC, Term Loan B-1
6.500%, 11/12/21	205	206
La Frontera Generation LLC, Term Loan B
4.500%, 09/30/20	1,484	1,486
Panda Temple Power II, LLC, Term Loan
7.250%, 04/03/19	150	146
Power Buyer, LLC, Delay Draw
4.250%, 05/06/20	65	65
Power Buyer, LLC, Second Lien
8.250%, 11/06/20	180	175
Power Buyer, LLC, Term Loan
4.250%, 05/06/20	522	516
Terra-Gen Finance Company, LLC, Term Loan B
5.250%, 11/26/21	325	326
Texas Competitive Electric, Extended Term Loan
4.662%, 10/10/17(B)	1,440	864
TPF Generation Holdings, Term Loan B - 2013
4.750%, 12/31/17	915	858
Viva Alamo LLC, Term Loan B
5.250%, 02/22/21	461	456

Total Utility		12,233

Wireless Communications [0.4%]
Aircell Business Aviation Services LLC (GOGO), Term Loan - B-2
7.500%, 03/21/18	228	218
Aircell Business Aviation Services LLC (GOGO), Term Loan B
11.250%, 06/21/17	1,954	1,993

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount/Acquisition Cost (000)	Value (000)
Crown Castle Int’l, Extended Increm Tranche B2
3.000%, 01/31/21	$1,835	$1,830
nTelos, Term Loan B
5.750%, 11/09/19	928	793
Syniverse Technologies, Inc., Old Term Loan B
4.000%, 04/23/19	665	626
Syniverse Technologies, Inc., Tranche B Term Loan
4.000%, 04/23/19	652	612

Total Wireless Communications		6,072

Total Loan Participations
(Cost $460,439)		441,267

Life Settlement Contracts(H) (I) (J) [9.8%]
American General Life #460L,
Acquired 05/30/2014*	303	367
American General Life #508L,
Acquired 05/30/2014*	2,595	2,184
American General Life #634L,
Acquired 05/30/2014*	530	651
AXA Equitable Life #0474,
Acquired 11/04/2013*	7,290	11,096
AXA Equitable Life #0932,
Acquired 11/04/2013*	1,014	3,870
AXA Equitable Life #1600,
Acquired 05/30/2014*	1,436	1,616
AXA Equitable Life #1616,
Acquired 05/30/2014*	3,254	3,447
AXA Equitable Life #1898,
Acquired 11/04/2013*	441	307
AXA Equitable Life #4496,
Acquired 11/04/2013*	115	692
AXA Equitable Life #7233,
Acquired 11/04/2013*	395	1,184
AXA Equitable Life #7578,
Acquired 11/04/2013*	2,104	2,245
AXA Equitable Life #7857,
Acquired 11/04/2013*	2,297	4,465
AXA Equitable Life #8538,
Acquired 11/04/2013*	1,333	2,424
AXA Equitable Life #9345,
Acquired 11/04/2013*	143	332
Guardian Insurance #0346,
Acquired 11/04/2013*	646	2,702
ING #3394,
Acquired 05/30/2014*	3,687	3,903

Description	Acquisition Cost (000)	Value (000)
ING Reliastar #1234,
Acquired 12/05/2013*	$1,067	$3,145
ING Reliastar #1649,
Acquired 12/05/2013*	61	1,207
ING Reliastar #4842,
Acquired 11/20/2013*	921	3,650
ING Reliastar #776H,
Acquired 05/30/2014*	1,518	1,612
John Hancock #0430,
Acquired 05/30/2014*	2,418	3,083
John Hancock #0801,
Acquired 05/30/2014*	1,564	1,905
John Hancock #1929,
Acquired 05/30/2014*	3,813	4,601
John Hancock #2223,
Acquired 11/19/2013*	1,279	2,646
John Hancock #5072,
Acquired 05/30/2014*	1,409	1,542
John Hancock #5080,
Acquired 11/19/2013*	313	1,629
John Hancock #5885,
Acquired 05/30/2014*	894	893
John Hancock #6686,
Acquired 05/30/2014*	3,035	2,425
John Hancock #6912,
Acquired 05/30/2014*	1,065	1,146
Lincoln Benefit Life #9330,
Acquired 05/30/2014*	5,482	3,822
Lincoln National #4654,
Acquired 05/30/2014*	721	601
Lincoln National #9239,
Acquired 05/30/2014*	2,181	2,447
Mass Mutual #1849,
Acquired 11/05/2013*	2,926	3,664
Mass Mutual #5167,
Acquired 05/30/2014*	63	671
Mass Mutual #5681,
Acquired 11/05/2013*	288	1,309
Mass Mutual #5864,
Acquired 05/30/2014*	4,668	4,255
Mass Mutual #6620,
Acquired 11/05/2013*	222	1,390
Met Life #8MLU,
Acquired 05/30/2014*	1,413	3,904
NY Life & Annuity #4757,
Acquired 05/30/2014*	3,159	3,807
NY Life Insurance #5673,
Acquired 05/30/2014*	3,334	4,102
Pacific Life #7850,
Acquired 05/30/2014*	550	554

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Acquisition Cost/Face Amount (000)	Value (000)
Penn Mutual #3106,
Acquired 05/30/2014*	$1,294	$1,308
Phoenix Life #5555,
Acquired 05/30/2014*	3,946	4,777
Phoenix Life #6161,
Acquired 05/30/2014*	3,472	5,047
Phoenix Life #8499,
Acquired 05/30/2014*	756	455
Phoenix Life #8509,
Acquired 05/30/2014*	761	455
Principal Financial #6653,
Acquired 10/30/2013*	306	709
Security Mutual Life #5380,
Acquired 10/30/2013*	410	982
Transamerica #0152,
Acquired 10/28/2013*	2,916	7,002
Transamerica #1708,
Acquired 10/28/2013*	957	3,130
Transamerica #2275,
Acquired 10/28/2013*	6,242	16,696
Transamerica #3426,
Acquired 11/12/2013*	275	624
Transamerica #8205,
Acquired 10/28/2013*	714	1,157
Union Central Life #4500,
Acquired 10/30/2013*	790	3,568

Total Life Settlement Contracts
(Cost $94,786)		147,405

Sovereign Debt [1.2%]
Bosnia & Herzegovina Government International Bond
0.938%, 12/11/17(E)	1,927	1,819
City of Buenos Aires Argentina, MTN
8.950%, 02/19/21	200	207
Ecuador Government International Bond
10.500%, 03/24/20	1,000	1,001
Egyptian Paris Club
2.779%, 01/01/21(J)	161	145
Federal Democratic Republic of Ethiopia
6.625%, 12/11/24	2,500	2,428
Mozambique EMATUM Finance 2020 BV
6.305%, 09/11/20	3,000	2,881

Description	Face Amount (000)/Shares	Value (000)
Pakistan Government International Bond
6.875%, 06/01/17	$2,000	$2,045
Republic of Armenia
6.000%, 09/30/20	501	488
Republic of Belarus
8.950%, 01/26/18	920	836
8.750%, 08/03/15	1,500	1,468
Republic of Iraq
5.800%, 01/15/28	1,000	835
Senegal Government International Bond
8.750%, 05/13/21	500	558
6.250%, 07/30/24	1,500	1,462
Sri Lanka Government International Bond
6.000%, 01/14/19	1,500	1,538
Venezuela Government International Bond
8.250%, 10/13/24	1,500	517
7.650%, 04/21/25	1,500	506

Total Sovereign Debt
(Cost $18,796)		18,734

Closed-End Fund [1.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund**(J)	1,476,378	15,103

Total Closed-End Fund
(Cost $15,000)		15,103

Asset-Backed Securities [0.9%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 06/06/16(H) (I) (J)	7,344	6,935
Sealane Trade Finance, Ser 2011-1X, Cl A
2.258%, 02/12/16(E) (J)	121	106
Start CLO, Ser 2011-7A, Cl A
15.264%, 06/09/16(A) (E)	7,000	6,986

Total Asset-Backed Securities
(Cost $14,531)		14,027

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)/ Number of Warrants	Value (000)
Convertible Bonds [0.6%]
Coal Mining [0.0%]
Enercoal Resources Pte
9.250%, 08/05/18	$200	$38
New World Resources
4.000%, 10/07/20	326	88

Total Coal Mining		126

Food, Beverage & Tobacco [0.0%]
CEDC Finance International
10.000%, 04/30/18	1,523	913

Medical Products & Services [0.1%]
Bio City Development B.V
8.000%, 07/06/18(J)	1,000	650

Metal-Iron [0.0%]
London Mining Jersey
12.000%, 02/15/16(J)	1,500	77

Miscellaneous Business Services [0.3%]
DP World
1.750%, 06/19/24	3,800	4,085

Petroleum & Fuel Products [0.2%]
Lukoil International Finance BV
2.625%, 06/16/15	3,000	2,970

Total Convertible Bonds
(Cost $11,129)		8,821

Warrants [0.3%]
Central Bank of Nigeria,
Expires 11/15/20*	34,250	5,001
Gulf Keystone Petro,
Expires 04/18/17(J)*	661,000	165

Total Warrants
(Cost $6,033)		5,166

Description	Shares	Value (000)
Common Stock [0.1%]
Energy [0.0%]
Lone Pine Resource(J)*	9,355	$—
Lone Pine Resource A(I) (J)*	9,355	9

Total Energy		9

Metals & Mining [0.1%]
New World Resources, Cl A *	44,276,198	562
Petropavlovsk	5,828,677	495

Total Metals & Mining		1,057

Petroleum & Fuel Products [0.0%]
InterOil Exploration and Production(J)*	5,032,258	181

Services [0.0%]
A’Ayan Leasing(I) (J)*	1,113,750	155

Total Common Stock
(Cost $2,194)		1,402

Short-Term Investments [8.0%]
City National Rochdale Government Money Market Fund, Institutional Class 0.010%**	7,263	7
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	120,234,382	120,234

Total Short-Term Investments
(Cost $120,241)		120,241

Total Investments [98.9%]
(Cost $1,520,370)		$1,492,966

Percentages are based on Net Assets of $1,509,508 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Investment in Affiliate.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2015, the value of these securities amounted to $177,575 (000), representing 11.8% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(C)	Step Bond — The rate reported is the rate in effect on March 31, 2015. The coupon on a step bond changes on a specific date.

(D)	Payment in Kind.

(E)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2015.

(F)	Rate shown is the effective yield at time of purchase.

(G)	Unsettled bank loan.

(H)	Security is considered restricted. The total market value of such security as of March 31, 2015 was $154,340 (000) and represented 10.2% of net assets of the Fund.

(I)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2015 was $157,234 (000) and represented 10.4% of net assets of the Fund.

(J)	Security is considered illiquid. The total market value of such securities as of March 31, 2015 was $200,902 (000) and represented 13.3% of net assets of the Fund.

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound Sterling

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

NOK — Norwegian Krone

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SPE — Special Purpose Entity

USD — United School District

Amounts designated as “—” are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Maturity Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
4/17/15	USD	1,956	EUR	1,834	$17
4/17/15-5/29/15	EUR	69,394	USD	75,465	798
4/17/15-5/29/15	GBP	24,877	USD	36,917	27
4/30/15	NOK	26,729	USD	4,410	1,095
4/30/15	USD	3,461	NOK	26,729	(147)
7/13/15	CHF	2,299	USD	2,265	(111)
					$1,679

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Appreciation (000)
US Bank	$(122,665)	$124,344	$1,679

For the period ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$720,800	$—	$720,800
Loan Participations	—	435,842	5,425	441,267
Life Settlement Contracts	—	—	147,405	147,405
Sovereign Debt	—	18,589	145	18,734
Closed-End Fund	15,103	—	—	15,103
Asset-Backed Securities	—	7,092	6,935	14,027
Convertible Bonds	—	8,821	—	8,821
Warrants	5,001	165	—	5,166
Common Stock	831	562	9	1,402
Short-Term Investments	120,241	—	—	120,241
Total Investments in Securities	$141,176	$1,191,871	$159,919	$1,492,966

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$1,937	$—	$1,937
Unrealized Depreciation	—	(258)	—	(258)
Total Other Financial Instruments	$—	$1,679	$—	$1,679

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2015:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2014	$6,000	$130,798	$179
Accrued discounts/ premiums	—	—	2
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(355)	16,607	11
Purchases	—	—	—
Sales/paydowns	(220)	—	(47)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2015	$5,425	$147,405	$145
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(355)	$16,607	$11

	Investments in Asset-Backed Securities	Investments in Corporate Bonds
Beginning balance as of October 1, 2014	$7,886	$165
Accrued discounts/ premiums	—	—
Realized gain/(loss)	78	—
Change in unrealized appreciation/(depreciation)	—	—
Purchases	—	—
Sales/paydowns	(1,029)	(165)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of March 31, 2015	$6,935	$—
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—

	Investments in Common Stock	Total
Beginning balance as of October 1, 2014	$18	$145,046
Accrued discounts/ premiums	—	2
Realized gain/(loss)	—	78
Change in unrealized appreciation/(depreciation)	(9)	16,254
Purchases	—	—
Sales/paydowns	—	(1,461)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of March 31, 2015	$9	$159,919
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(9)	$16,254

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2015 (000)	Valuation Techniques
BT SPE	$6,935	Discounted Cash Flow Model based on actual collection level and experienced defaults

		Observable Inputs
		Accumulated Collections
		Accumulated Defaults
		Annualized Default Rate
		Accumulated Default Rate
		Pace of Collection Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%

		Valuation Techniques
Life Settlement Contracts	$147,405	Discounted Cash Flow Model
		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13%
		Expected Maturity (months)	33-128

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation, would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation would result in a lower fair value measurement.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Multi-Asset Fund

Description	Shares	Value (000)
Exchange Traded Funds [48.0%]
iShares 7-10 Year Treasury Bond ETF	32,745	$3,549
iShares MSCI World ETF	12,400	911
iShares Russell 3000 Index Fund	10,280	1,273
iShares S&P MidCap 400 Index Fund	7,075	1,075
Powershares DB Gold	5,600	219
SPDR S&P 500	3,148	650
SPDR S&P Dividend	13,237	1,035
SPDR S&P Telecom ETF	6,265	366
Technology Select Sector SPDR	7,625	316
Utilities Select Sector SPDR Fund	19,440	864
Vanguard REIT	10,280	864

Total Exchange Traded Funds
(Cost $10,269)		11,122

Unaffiliated Registered Investment Companies [24.7%]
Ashmore Emerging Markets Corporate Debt Fund	73,482	612
DoubleLine Total Return Bond Fund	50,612	559
Ivy High Income Fund	145,239	1,175
Oppenheimer Senior Floating Rate Fund	150,612	1,223
Vanguard Short-Term Bond Index Fund	82,715	873
Voya Global Real Estate Fund	39,879	842
WisdomTree Europe Hedged Equity Fund	6,835	452

Total Registered Investment Companies
(Cost $5,650)		5,736

Affiliated Registered Investment Companies [22.5%]
City National Rochdale Corporate Bond Fund, Servicing Class	130,479	1,379
City National Rochdale Emerging Markets Fund	28,193	1,168

Description	Shares	Value (000)
City National Rochdale Government Bond Fund, Institutional Class	95,670	$1,011
City National Rochdale High Yield Bond Fund, Institutional Class	73,357	597
City National Rochdale Limited Maturity Fixed Income Fund, Institutional Class	95,108	1,063

Total Affiliated Registered Investment Companies
(Cost $5,286)		5,218

Short-Term Investments [0.6%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%**‡	72,459	73
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	72,459	73

Total Short-Term Investments
(Cost $146)		146

Total Investments [95.8%]
(Cost $21,351)		$22,222

Percentages are based on Net Assets of $23,193 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Investment in Affiliate.

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of March 31, 2015, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [95.6%]
Consumer Discretionary [2.3%]
Hasbro	20,000	$1,265
McDonald’s	33,800	3,293

Total Consumer Discretionary		4,558

Consumer Staples [24.8%]
Altria Group	64,250	3,214
B&G Foods	102,900	3,028
Campbell Soup	15,000	698
Clorox	32,100	3,544
Coca-Cola	28,000	1,135
ConAgra Foods	27,800	1,016
Dr Pepper Snapple Group	52,900	4,152
General Mills	66,680	3,774
Hershey	24,400	2,462
Imperial Tobacco Group ADR	23,152	2,037
Kellogg	40,500	2,671
Kimberly-Clark	18,200	1,949
Lorillard	25,590	1,672
PepsiCo	8,000	765
Philip Morris International	52,600	3,962
Procter & Gamble	39,149	3,208
Reynolds American	10,692	737
Sysco	31,600	1,192
Unilever ADR	22,200	926
Universal	38,592	1,820

Description	Shares	Value (000)
Vector Group	139,279	$3,060
Wal-Mart Stores	29,200	2,402

Total Consumer Staples		49,424

Energy [10.3%]
Buckeye Partners	12,400	936
Chevron	30,683	3,221
ConocoPhillips	27,500	1,712
Enbridge Energy Partners	15,000	540
Energy Transfer Partners	3,700	206
Enterprise Products Partners	72,584	2,390
Exxon Mobil	25,838	2,196
Kinder Morgan	33,500	1,409
NuStar Energy	11,250	683
Occidental Petroleum	25,500	1,862
ONEOK	18,500	892
ONEOK Partners	2,400	98
Plains All American Pipeline	60,725	2,962
Spectra Energy	4,753	172
TransCanada	25,928	1,108

Total Energy		20,387

Financials [7.5%]
Arthur J Gallagher	13,200	617
BB&T	44,000	1,715
Cincinnati Financial	51,700	2,755
Compass Diversified Holdings	52,000	889
FirstMerit	19,571	373
JPMorgan Chase	32,000	1,939
Lamar Advertising, Cl A	70,000	4,149
Mercury General	15,000	866
NBT Bancorp	25,935	650
People’s United Financial	30,000	456
US Bancorp	10,000	437

Total Financials		14,846

Health Care [7.7%]
Bristol-Myers Squibb	52,000	3,354
Eli Lilly	48,400	3,516
GlaxoSmithKline ADR	32,000	1,477
Johnson & Johnson	38,200	3,843
Merck	28,150	1,618
Pfizer	41,944	1,459

Total Health Care		15,267

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Dividend & Income Fund (continued)

Description	Shares	Value (000)
Industrials [4.9%]
3M	1,000	$165
Eaton	39,700	2,697
General Dynamics	14,500	1,968
General Electric	37,400	928
Lockheed Martin	19,200	3,897

Total Industrials		9,655

Information Technology [0.9%]
Paychex	20,000	992
Seagate Technology	15,000	781

Total Information Technology		1,773

Materials [2.6%]
Dow Chemical	19,000	912
EI du Pont de Nemours	32,700	2,337
Olin	28,000	897
Sonoco Products	24,000	1,091

Total Materials		5,237

REITs [12.7%]
Apartment Investment & Management, Cl A	17,229	678
Camden Property Trust	8,914	697
EPR Properties	33,200	1,993
Government Properties Income Trust	35,000	800
Health Care Property Investors	33,546	1,450
Health Care REIT	11,612	898
Healthcare Realty Trust	17,000	472
Healthcare Trust of America, Cl A	20,000	557
Home Properties	35,000	2,425
Liberty Property Trust	17,385	621
Mid-America Apartment Communities	12,000	927
National Health Investors	20,000	1,420
National Retail Properties	48,500	1,987
Plum Creek Timber	24,000	1,043
Public Storage	10,000	263
QTS Realty Trust, Cl A	8,000	291
Ramco-Gershenson Properties Trust	4,000	75
Select Income REIT	62,000	1,549
Senior Housing Properties Trust	13,000	289
Simon Property Group	10,000	1,956
Sovran Self Storage	10,036	943
Tanger Factory Outlet Centers	27,984	984

Description	Shares	Value (000)
Ventas	38,632	$2,821
Weyerhaeuser	6,552	217

Total REITs		25,356

Shipping & Transportation [0.6%]
Fly Leasing ADR	87,370	1,272

Telecommunication Services [4.8%]
AT&T	84,500	2,759
Consolidated Communications Holdings	125,400	2,558
Verizon Communications	68,067	3,310
Windstream Holdings	136,128	1,008

Total Telecommunication Services		9,635

Utilities [16.5%]
AGL Resources	19,000	943
American Electric Power	33,500	1,884
AmeriGas Partners	28,200	1,346
Atmos Energy	15,000	830
Avista	30,000	1,026
Brookfield Infrastructure Partners, Cl Miscellaneous	36,000	1,640
Dominion Resources	24,000	1,701
DTE Energy	15,000	1,210
Duke Energy	59,006	4,531
Entergy	13,700	1,062
Eversource Energy	37,492	1,894
Ferrellgas Partners	7,300	178
FirstEnergy	38,000	1,332
NiSource	20,000	883
Northwest Natural Gas	8,396	403
OGE Energy	33,600	1,062
Pinnacle West Capital	28,885	1,841
Portland General Electric	12,000	445
PPL	20,000	673
SCANA	38,000	2,090
Sempra Energy	9,000	981
Suburban Propane Partners	11,200	481
UIL Holdings	14,000	720
United Utilities Group ADR	17,318	478
Wisconsin Energy	36,500	1,807
Xcel Energy	40,000	1,392

Total Utilities		32,833

Total Common Stock
(Cost $147,757)		190,243

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Dividend & Income Fund (continued)

Description	Shares/Face Amount (000)	Value (000)
Unaffiliated Registered Investment Company [2.0%]
PowerShares Preferred Portfolio	269,500	$4,018

Total Unaffiliated Registered Investment Company
(Cost $3,943)		4,018

Preferred Stock [1.4%]
Financials [0.6%]
Bank of America	10,000	256
Capital One Financial	10,000	267
JPMorgan Chase	10,000	254
Wells Fargo	10,000	258
Wells Fargo Real Estate Investment	10,000	260

Total Financials		1,295

REITs [0.5%]
Equity Commonwealth	10,000	261
First Potomac Realty Trust	10,000	257
National Retail Properties	10,000	263
Public Storage	10,000	257

Total REITs		1,038

Telecommunication Services [0.3%]
Qwest	10,000	263
Verizon Communications	10,000	270

Total Telecommunication Services		533

Total Preferred Stock
(Cost $2,732)		2,866

Exchange Traded Fund [0.4%]
iShares US Preferred Stock ETF	19,500	782

Total Exchange Traded Fund
(Cost $782)		782

Asset-Backed Security [0.2%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16(A) (B)	$376	355

Total Asset-Backed Security
(Cost $376)		355

Total Investments [99.6%]
(Cost $155,590)		$198,264

Percentages are based on Net Assets of $199,007 (000).

(A)	Security is considered illiquid. The total market value of such security as of March 31, 2015 was $355 (000) and represented 0.2% of net assets of the Fund.

(B)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2015 was $355 (000) and represented 0.2% of net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPE — Special Purpose Entity

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$190,243	$—	$—	$190,243
Unaffiliated Registered Investment Company	4,018	—	—	4,018
Preferred Stock	2,866	—	—	2,866
Exchange Traded Fund	782	—	—	782
Asset-Backed Security	—	—	355	355
Total Investments in Securities	$197,909	$—	$355	$198,264

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2015:

Investments in Asset-Backed Security
Beginning balance as of October 1, 2014	$403
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	4
Purchases	—
Sales/paydowns	(52)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of March 31, 2015	$355
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$4

See accompanying notes to financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 100

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Dividend & Income Fund (concluded)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2015 (000)	Valuation Technique
BT SPE	$355	Discounted Cash Flow Model based on actual collection level and experienced defaults

		Observable Inputs
		Accumulated Collections
		Accumulated Defaults
		Annualized Default Rate
		Accumulated Default Rate
		Pace of Collection Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2015, the transfers into Level 1 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.5%]
Aerospace & Defense [5.6%]
Boeing	20,200	$3,032
Hexcel *	69,300	3,563
Textron	127,000	5,630

Total Aerospace & Defense		12,225

Auto Components [1.4%]
Magna International	55,800	2,994

Biotechnology [8.3%]
Biogen Idec *	10,800	4,560
Celgene *	65,900	7,597
Gilead Sciences *	61,100	5,996

Total Biotechnology		18,153

Capital Markets [5.9%]
Affiliated Managers Group *	14,400	3,093
Charles Schwab	207,400	6,313
State Street	48,700	3,581

Total Capital Markets		12,987

Chemicals [0.9%]
Eastman Chemical	28,300	1,960

Commercial Banks [1.4%]
Wells Fargo	58,200	3,166

Communications Equipment [1.2%]
Qualcomm	38,900	2,697
Description	Shares	Value (000)
Computers & Peripherals [3.8%]
Apple	67,000	$8,337

Construction & Engineering [1.0%]
Quanta Services *	76,500	2,182

Diversified Financial Services [1.7%]
JPMorgan Chase	61,300	3,714

Diversified Telecommunication Services [1.4%]
Verizon Communications	65,000	3,161

Energy Equipment & Services [1.6%]
Schlumberger	41,900	3,496

Food & Staples Retailing [4.8%]
Costco Wholesale	24,400	3,696
CVS Health	67,300	6,946

Total Food & Staples Retailing		10,642

Food Products [3.0%]
Tyson Foods, Cl A	101,000	3,868
WhiteWave Foods, Cl A *	62,300	2,763

Total Food Products		6,631

Health Care Equipment & Supplies [3.5%]
Edwards Lifesciences *	32,600	4,644
Intuitive Surgical *	5,900	2,980

Total Health Care Equipment & Supplies		7,624

Health Care Providers & Services [1.4%]
HCA Holdings *	39,500	2,972

Hotels, Restaurants & Leisure [1.4%]
Starbucks	33,500	3,173

Household Durables [1.9%]
PulteGroup	191,800	4,264

Insurance [3.8%]
American International Group	79,500	4,356
Prudential Financial	50,800	4,079

Total Insurance		8,435

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Internet Software & Services [4.9%]
Facebook, Cl A *	51,100	$4,201
Google, Cl A *	11,800	6,519

Total Internet Software & Services		10,720

IT Services [5.2%]
MasterCard, Cl A	64,200	5,546
Visa, Cl A	88,000	5,756

Total IT Services		11,302

Leisure Equipment & Products [1.5%]
Polaris Industries	23,700	3,344

Life Sciences Tools & Services [1.9%]
Thermo Fisher Scientific	30,300	4,070

Machinery [2.0%]
Wabtec	46,500	4,418

Media [6.2%]
Comcast, Cl A	105,000	5,929
Lions Gate Entertainment	86,400	2,931
Walt Disney	45,000	4,720

Total Media		13,580

Multi-Utilities [2.5%]
PG&E	103,000	5,466

Oil, Gas & Consumable Fuels [4.1%]
Cabot Oil & Gas	78,900	2,330
Exxon Mobil	55,200	4,692
Occidental Petroleum	26,600	1,942

Total Oil, Gas & Consumable Fuels		8,964

Pharmaceuticals [1.5%]
Eli Lilly	46,500	3,378

Real Estate Investment Trusts [1.6%]
Host Hotels & Resorts	178,400	3,600

Road & Rail [2.4%]
Union Pacific	48,000	5,199

Description	Shares	Value (000)
Semiconductors & Semiconductor Equipment [3.8%]
Applied Materials	142,900	$3,224
NXP Semiconductor *	52,000	5,219

Total Semiconductors & Semiconductor Equipment		8,443

Software [1.6%]
Adobe Systems *	46,000	3,401

Specialty Retail [4.0%]
Home Depot	43,900	4,988
Lowe’s	51,100	3,801

Total Specialty Retail		8,789

Water Utilities [1.3%]
American Water Works	52,800	2,863

Total Common Stock
(Cost $176,588)		216,350

Short-Term Investments [5.7%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%**‡	6,235,978	6,236
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	6,235,978	6,236

Total Short-Term Investments
(Cost $12,472)		12,472

Total Investments [104.2%]
(Cost $189,060)		$228,822

Percentages are based on Net Assets of $219,678 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Investment in Affiliate.

Cl — Class

As of March 31, 2015, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Socially Responsible Equity Fund

Description	Shares	Value (000)
Common Stock [96.0%]
Automotive [5.9%]
Ford Motor	420,000	$6,779
Johnson Controls	109,700	5,533
PACCAR	53,200	3,359

Total Automotive		15,671

Banks [2.4%]
Bank of America	418,700	6,444

Biotechnology [1.5%]
Gilead Sciences *	39,200	3,847

Building & Construction [2.1%]
USG *	212,000	5,660

Chemicals [1.9%]
EI du Pont de Nemours	70,500	5,039

Commercial Banks [2.8%]
BB&T	192,300	7,498

Commercial Services & Supplies [2.4%]
Republic Services, Cl A	156,400	6,344

Communication & Media [2.2%]
Starz *	169,000	5,816

Communications Equipment [1.3%]
Qualcomm	51,000	3,536

Description	Shares	Value (000)
Computer Software [4.2%]
Microsoft	132,200	$5,374
Oracle	130,100	5,614

Total Computer Software		10,988

Drugs [2.0%]
AbbVie	89,300	5,227

Electronic Equipment & Instruments [6.4%]
Cisco Systems	187,800	5,170
Corning	243,300	5,518
TE Connectivity	89,000	6,374

Total Electronic Equipment & Instruments		17,062

Energy Equipment & Services [1.0%]
National Oilwell Varco	56,300	2,814

Financial Services [1.0%]
American Express	32,200	2,515

Food, Beverage & Tobacco [2.3%]
PepsiCo	62,500	5,976

Health Care Products & Services [6.2%]
Cardinal Health	31,600	2,853
DaVita HealthCare Partners *	86,700	7,047
Express Scripts Holding *	75,500	6,551

Total Health Care Products & Services		16,451

Household Furniture & Fixtures [2.3%]
Stanley Black & Decker	65,100	6,208

Household Products [2.6%]
Procter & Gamble	85,200	6,982

Independent Power Producers & Energy Trader [1.5%]
Calpine *	170,900	3,908

Industrial Products & Services [4.5%]
Eaton	115,800	7,867
Tyco International	92,675	3,991

Total Industrial Products & Services		11,858

Information Technology [2.0%]
IBM	33,400	5,361

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Socially Responsible Equity Fund (concluded)

Description	Shares	Value (000)
Insurance [14.8%]
American International Group	141,600	$7,758
Berkshire Hathaway, Cl B *	33,600	4,849
FNF Group	136,600	5,022
Genworth Financial, Cl A *	508,700	3,719
HCC Insurance Holdings	85,600	4,851
MetLife	122,500	6,192
Symetra Financial	288,100	6,759

Total Insurance		39,150

Medical Products & Services [4.5%]
Baxter International	118,200	8,097
Becton Dickinson	25,800	3,704

Total Medical Products & Services		11,801

Petroleum & Fuel Products [5.2%]
ConocoPhillips	73,000	4,545
Devon Energy	42,000	2,533
Phillips 66	26,400	2,075
Spectra Energy	125,700	4,547

Total Petroleum & Fuel Products		13,700

Real Estate Investment Trusts [1.4%]
Weyerhaeuser	110,400	3,660

Real Estate Management & Development [3.4%]
Brookfield Asset Management, Cl A	92,900	4,980
Kennedy-Wilson Holdings	151,900	3,971

Total Real Estate Management & Development		8,951

Retail [2.9%]
AutoNation *	60,000	3,860
Target	48,000	3,939

Total Retail		7,799

Semi-Conductors [1.8%]
Broadcom, Cl A	111,200	4,814

Telephone & Telecommunications [3.5%]
Verizon Communications	188,000	9,142

Total Common Stock
(Cost $239,183)		254,222

Description	Shares	Value (000)
Short-Term Investment [4.7%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	12,301,267	$12,301

Total Short-Term Investment
(Cost $12,301)		12,301

Total Investments [100.7%]
(Cost $251,484)		$266,523

Percentages are based on Net Assets of $264,718 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

Cl — Class

As of March 31, 2015, all of the Fund’s investments are Level 1in accordance with authoritative guidance on fair value measurements and disclosure under U.S GAAP.

For the period ended March 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)
Common Stock [90.7%]
China [32.9%]
AAC Technologies Holdings	1,585,200	$9,784
Agricultural Bank of China, Cl H	12,754,000	6,317
Alibaba Group Holding ADR *	125,519	10,448
ANTA Sports Products	6,033,000	11,035
Baidu ADR *	60,500	12,608
China Pioneer Pharma Holdings	14,755,000	9,440
China Railway Group, Cl H	10,796,000	11,057
China State Construction International Holdings	5,155,091	7,181
CIMC Enric Holdings	7,014,000	6,840
Dongfeng Motor Group, Cl H	4,027,388	6,462
Fufeng Group	15,762,000	9,556
Great Wall Motor, Cl H	3,990,500	28,207
Man Wah Holdings	9,403,200	9,036
New Oriental Education & Technology Group ADR *	244,000	5,410
Ping An Insurance Group of China, Cl H	1,322,500	15,899
Shanghai Fosun Pharmaceutical Group, Cl H (B)	2,092,500	6,977
Sunac China Holdings	11,898,000	10,329
Sunny Optical Technology Group	8,747,132	15,909
Tencent Holdings	1,380,200	26,206
XTEP International Holdings	3,639,652	1,131
Zhejiang Expressway, Cl H	5,586,000	7,407
ZTE, Cl H	4,345,187	9,965

Total China		237,204

Hong Kong [6.2%]
CPMC Holdings	7,728,937	4,067

Description	Shares	Value (000)
Galaxy Entertainment Group *	1,904,000	$8,670
MTR	1,510,000	7,187
NagaCorp	19,980,063	13,298
Sands China	394,689	1,634
Skyworth Digital Holdings	12,276,814	9,660

Total Hong Kong		44,516

India [23.1%] [A]
Amtek Auto	3,034,666	7,044
Bharat Petroleum	995,193	12,894
CESC	150,000	1,447
Coal India	1,416,958	8,217
Crompton Greaves	2,321,888	6,159
Dr. Reddy’s Laboratories ADR	152,200	8,690
Emami	681,022	10,895
HDFC Bank	353,793	6,733
HDFC Bank ADR	239,000	14,075
ICICI Bank ADR	1,026,492	10,634
ITC	1,675,823	8,726
Kotak Mahindra Bank	463,470	9,726
Mindtree	406,968	8,478
Shriram City Union Finance	271,500	8,526
Sobha	729,724	4,688
State Bank of India	701,700	3,001
Sun Pharmaceutical Industries	539,878	8,833
Taro Pharmaceutical Industries *	62,169	8,768
Tata Motors, Cl A	1,001,070	5,303
Tata Motors ADR	111,800	5,038
Tech Mahindra	852,336	8,576

Total India		166,451

Indonesia [9.0%]
Bank Mandiri Persero	10,427,400	9,949
Blue Bird *	7,218,600	5,493
Ciputra Development	58,351,400	6,582
Kalbe Farma	41,503,100	5,920
Lippo Karawaci	87,737,461	9,059
Mitra Adiperkasa	18,996,500	7,628
MNC Kapital Indonesia	89,000,000	11,878
Surya Citra Media	33,593,500	8,723

Total Indonesia		65,232

Malaysia [3.3%]
Berjaya Sports Toto	1,661,055	1,507
Genting Malaysia	2,972,956	3,396
Inari Amertron	8,045,311	7,190
Magnum	2,239,127	1,626

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

consolidated schedule of investments
March 31, 2015 (Unaudited)

City National Rochdale Emerging Markets Fund (concluded)

Description	Shares/Number of Warrants	Value (000)
My EG Services	8,737,800	$6,583
Nirvana Asia * (C)	12,326,000	3,720

Total Malaysia		24,022

Philippines [9.2%]
GT Capital Holdings	454,850	13,615
Jollibee Foods	2,012,040	9,903
Megaworld	124,813,526	15,162
Metropolitan Bank & Trust	3,941,893	8,603
Security Bank	2,015,720	7,756
SM Prime Holdings	25,310,875	11,313

Total Philippines		66,352

Singapore [1.0%]
Raffles Medical Group	2,593,770	7,428

Thailand [5.3%]
Krung Thai Bank - Foreign	10,441,450	7,316
Land & Houses	22,703,884	6,802
LPN Development	2,200,000	1,136
LPN Development NVDR	6,174,501	3,188
Minor International - Foreign	8,002,550	8,608
PTT Exploration & Production - Foreign	1,052,912	3,527
Siam Cement - Foreign	470,600	7,376

Total Thailand		37,953

United States [0.7%]
Cognizant Technology Solutions, Cl A *	85,500	5,334

Total Common Stock
(Cost $524,352)		654,492

Participatory Notes [1.9%]
China [1.9%]
Boci Financial *	3,138,651	12,586
SAIC Motor *	299,987	1,203

Total Participatory Notes
(Cost $11,110)		13,789

Warrant [0.0%]
Minor International,
Expires 12/31/29*	400,127	$—

Total Warrant
(Cost $—)		—

Description	Shares	Value (000)
Short-Term Investments [5.4%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.010%**‡	21,610,142	$21,610
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	17,250,801	17,251

Total Short-Term Investments
(Cost $38,861)		38,861

Total Investments [98.0%]
(Cost $574,323)		$707,142

Percentages are based on Net Assets of $721,291 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Investment in Affiliate.

(A)	Securities held through a Mauritius Subsidiary.

(B)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2015 was $6,977 (000) and represented 0.9% of net assets of the Fund.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2015, the value of these securities amounted to $3,720 (000), representing 0.5% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

NVDR — Non Voting Depository Receipt

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$647,515	$—	$6,977	$654,492
Participatory Notes	—	13,789	—	13,789
Warrant	—	—	—	—
Short-Term Investments	38,861	—	—	38,861
Total Investments in Securities	$686,376	$13,789	$6,977	$707,142

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 107

statements of assets and liabilities (000)
March 31, 2015 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Prime Money Market Fund	City National Rochdale California Tax Exempt Money Market Fund	City National Rochdale Limited Maturity Fixed Income Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$3,912,751	$982,877	$891,827	$25,716
Investments in securities, at value	$3,512,751	$887,877	$878,827	$25,620
Affiliated investments, at value	—	—	—	210
Repurchase agreements, at value	400,000	95,000	13,000	—
Cash	—	—	8,958	—
Dividend and interest receivable	573	127	1,573	165
Receivable for investment securities sold	—	—	5,000	—
Investment advisory fees receivable	—	—	24	—
Receivable for capital shares sold	—	—	—	9
Prepaid expenses	153	40	35	1
Total Assets	3,913,477	983,044	907,417	26,005

LIABILITIES:
Payable for income distributions	12	5	3	12
Payable for capital shares redeemed	—	—	—	1
Payable for investment securities purchased	—	—	3,514	—
Investment advisory fees payable	121	89	—	1
Shareholder servicing and distribution fees payable	—	—	—	5
Administrative fees payable	49	17	6	9
Accrued expenses	257	91	76	15
Total Liabilities	439	202	3,599	43
Net Assets	$3,913,038	$982,842	$903,818	$25,962

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$3,913,037	$982,853	$903,782	$27,630
Distributions in excess of net investment income	—	—	—	(2)
Accumulated net realized gain (loss) on investments	1	(11)	36	(1,780)
Net unrealized appreciation on investments	—	—	—	114
Net Assets	$3,913,038	$982,842	$903,818	$25,962

Institutional Class Shares:
Net Assets ($Dollars)	$—	$66,297,592	$—	$21,530,555
Total shares outstanding at end of period	—	66,297,507	—	1,926,023
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$1.00	$—	$11.18

Class N Shares:
Net Assets ($Dollars)	$2,930,891,835	$315,112,088	$608,892,712	$4,430,991
Total shares outstanding at end of period	2,930,888,419	315,173,314	608,869,813	396,134
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00	$11.19

Class S Shares:
Net Assets ($Dollars)	$763,850,941	$236,743,136	$62,194,855	$—
Total shares outstanding at end of period	763,851,487	236,708,074	62,188,045	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00	$—

Servicing Class Shares:
Net Assets ($Dollars)	$218,295,499	$364,688,861	$232,730,402	$—
Total shares outstanding at end of period	218,296,880	364,767,172	232,726,146	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

statements of assets and liabilities (000)
March 31, 2015 (Unaudited)

	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund	City National Rochdale Municipal High Income Fund
ASSETS:
Cost of securities (including affiliated investments)	$169,348	$140,985	$93,613	$569,674
Investments in securities, at value	$169,883	$142,419	$90,775	$550,692
Affiliated investments, at value	852	232	4,868	38,476
Dividend and income receivable	637	1,393	889	8,511
Cash	—	14	—	—
Receivable for capital shares sold	249	198	147	4,584
Deferred offering costs	—	—	—	—
Prepaid expenses	7	6	3	17
Total Assets	$171,628	$144,262	$96,682	$602,280

LIABILITIES:
Payable for income distributions	54	213	86	1,199
Payable for capital shares redeemed	43	123	91	324
Payable for investment securities purchased	—	—	1,624	24,120
Due to custodian	1	—	—	—
Investment advisory fees payable	55	41	13	212
Shareholder servicing and distribution fees payable	24	32	28	284
Administrative fees payable	11	11	10	16
Accrued expenses	27	22	20	53
Total Liabilities	215	442	1,872	26,208
Net Assets	$171,413	$143,820	$94,810	$576,072

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$170,176	$141,959	$92,740	$556,351
Undistributed net investment income	4	6	4	130
Accumulated net realized gain (loss) on investments	(154)	189	36	97
Net unrealized appreciation on investments	1,387	1,666	2,030	19,494
Net Assets	$171,413	$143,820	$94,810	$576,072

Institutional Class Shares:
Net Assets ($Dollars)	$59,727,746	$—	$—	$—
Total shares outstanding at end of period	5,648,124	—	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.57	$—	$—	$—

Class N Shares:
Net Assets ($Dollars)	$1,849,450	$4,436,071	$11,837,868	$301,101,154
Total shares outstanding at end of period	174,627	419,038	1,104,206	27,694,429
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.59	$10.59	$10.72	$10.87

Servicing Class Shares:
Net Assets ($Dollars)	$109,835,500	$139,383,501	$82,972,284	$274,970,727
Total shares outstanding at end of period	10,390,204	13,182,200	7,761,344	25,280,473
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.57	$10.57	$10.69	$10.88

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

statements of assets and liabilities/
 consolidated statement of assets and liabilities (000)
March 31, 2015 (Unaudited)

	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Multi-Asset Fund
ASSETS:
Cost of securities (including affiliated investments)	$99,943	$242,503	$1,520,370	$21,351
Investments in securities, at value	$97,348	$244,995	$1,372,732	$16,931
Affiliated investments, at value	471	2,869	120,234	5,291
Cash	18	—	17,074	27
Foreign Currency(1)	1	—	1,851	—
Dividend and income receivable	1,694	2,104	18,083	15
Receivable for capital shares sold	1,579	670	7,660	900
Receivable for investment securities sold	2,406	—	9,396	1,611
Unrealized gain on forward foreign currency contracts	14	—	2,098	—
Prepaid expenses	4	9	55	1
Total Assets	103,535	250,647	1,549,183	24,776

LIABILITIES:
Payable for income distributions	208	—	—	—
Payable for capital shares redeemed	18	57	1,720	—
Payable for investment securities purchased	2,670	—	35,539	1,548
Unrealized loss on forward foreign currency contracts	—	—	419	—
Investment advisory fees payable	40	81	599	4
Shareholder servicing and distribution fees payable	32	101	625	9
Administrative fees payable	10	12	29	9
Accrued expenses	33	46	744	13
Total Liabilities	3,011	297	39,675	1,583
Net Assets	$100,524	$250,350	$1,509,508	$23,193

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	103,228	247,697	$1,564,539	22,614
Undistributed (Distributions in excess of) net investment income	(34)	80	(924)	(23)
Accumulated net realized (loss) on investments and foreign currency	(560)	(2,788)	(7,472)	(269)
Net unrealized appreciation (depreciation) on:
Investments	(2,124)	5,361	(48,466)	871
Foreign currencies and translation of other assets and liabilities denominated in foreign currencies	14	—	1,831	—
Net Assets	$100,524	$250,350	$1,509,508	$23,193

Institutional Class Shares:
Net Assets ($Dollars)	$40,203,863	$9,977,508	$—	$—
Total shares outstanding at end of period	4,936,208	376,845	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$8.14	$26.48	$—	$—

Class N Shares:
Net Assets ($Dollars)	$22,688,003	$240,372,315	$1,509,507,606	$18,323,055
Total shares outstanding at end of period	2,786,638	9,080,422	58,121,240	1,632,763
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$8.14	$26.47	$25.97	$11.22

Servicing Class Shares:
Net Assets ($Dollars)	$37,632,322	$—	$—	$4,870,095
Total shares outstanding at end of period	4,622,065	—	—	433,601
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$8.14	$—	$—	$11.23

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	Cost of foreign currency $1 (000) and $1,851 (000), respectively.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

statements of assets and liabilities/
 consolidated statement of assets and liabilities (000)
March 31, 2015 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund	City National Rochdale Socially Responsible Fund	City National Rochdale Emerging Markets Fund
ASSETS:
Cost of securities (including affiliated investments)	$155,590	$189,060	$251,484	$574,323
Investments in securities, at value	$198,264	$222,586	$266,523	$685,532
Affiliated investments, at value	—	6,236	—	21,610
Cash	—	—	13	6
Foreign Currency(1)	—	—	—	18,555
Dividend and income receivable	420	182	230	405
Receivable for investment securities sold	1,182	—	3,666	4,958
Receivable for capital shares sold	335	337	257	3,922
Prepaid expenses	7	9	9	23
Total Assets	200,208	229,350	270,698	735,011

LIABILITIES:
Payable for capital shares redeemed	233	250	103	684
Payable for investment securities purchased	281	9,207	5,664	12,107
Due to custodian	485	—	—	—
Investment advisory fees payable	81	76	168	572
Shareholder servicing and distribution fees payable	85	96	9	295
Administrative fees payable	11	12	12	18
Accrued expenses	25	31	24	44
Total Liabilities	1,201	9,672	5,980	13,720
Net Assets	$199,007	$219,678	$264,718	$721,291

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$154,892	$178,638	$250,207	$599,225
Undistributed (Distributions in excess of) net investment income	(172)	83	99	(2,589)
Accumulated net realized gain (loss) on investments and foreign currency	1,613	1,195	(627)	(8,099)
Net unrealized appreciation (depreciation) on:
Investments	42,674	39,762	15,039	132,819
Foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—	(65)
Net Assets	$199,007	$219,678	$264,718	$721,291

Institutional Class Shares:
Net Assets ($Dollars)	$—	$7,169,307	$238,259,669	$—
Total shares outstanding at end of period	—	524,947	21,177,287	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$13.66	$11.25	$—

Class N Shares:
Net Assets ($Dollars)	$199,007,160	$104,561,768	$26,458,482	$721,290,548
Total shares outstanding at end of period	5,483,607	7,728,158	2,357,103	17,415,548
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$36.29	$13.53	$11.23	$41.42

Servicing Class Shares:
Net Assets ($Dollars)	$—	$107,947,247	$—	$—
Total shares outstanding at end of period	—	7,968,300	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$13.55	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	Cost of foreign currency $18,614 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

statements of operations (000)
For the six months ended March 31, 2015 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Prime Money Market Fund	City National Rochdale California Tax Exempt Money Market Fund	City National Rochdale Limited Maturity Fixed Income Fund
INCOME:
Interest Income	$2,000	$916	$252	$172
Total Investment Income	2,000	916	252	172

EXPENSES:
Investment Advisory Fees	5,288	1,339	1,231	68
Shareholder Servicing Fees — Class N(1)	8,462	993	1,741	13
Shareholder Servicing Fees — Class S(1)	2,746	875	294	—
Shareholder Servicing Fees — Servicing Class	323	515	250	—
Administration Fees	387	140	127	54
Transfer Agent Fees	174	44	37	1
Trustee Fees	87	31	28	11
Professional Fees	198	55	48	8
Custody Fees	77	23	15	1
Registration Fees	111	31	23	1
Printing Fees	83	21	18	1
Insurance and Other Expenses	112	35	33	3
Total Expenses	18,048	4,102	3,845	161
Less, Waivers and/or Reimbursements of:
Investment Advisory Fees	(4,634)	(826)	(1,262)	(58)
Shareholder Servicing Fees — Class N(1)	(8,462)	(993)	(1,741)	(6)
Shareholder Servicing Fees — Class S(1)	(2,746)	(875)	(294)	—
Shareholder Servicing Fees — Servicing Class	(323)	(515)	(250)	—
Administration Fees	(87)	(31)	(91)	—
Net Expenses	1,796	862	207	97

Net Investment Income	204	54	45	75
Net Realized Gain from Securities Transactions	—	—	36	48
Net Change in Unrealized Depreciation on Investments	—	—	—	(19)
Net Increase in Net Assets Resulting from Operations	$204	$54	$81	$104

(1)	Includes class specific distribution expenses.
Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

statements of operations (000)
For the six months ended March 31, 2015 (Unaudited)

	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund	City National Rochdale Municipal High Income Fund
INCOME:
Dividend Income	$—	$—	$—	$3
Dividend Income from Affiliated Investments	—	—	—	2
Interest Income	890	1,780	878	11,913
Total Investment Income	890	1,780	878	11,918

EXPENSES:
Investment Advisory Fees	366	287	119	1,103
Shareholder Servicing Fees — Class N(1)	5	11	28	606
Shareholder Servicing Fees — Servicing Class	138	174	96	310
Administration Fees	66	63	59	92
Transfer Agent Fees	10	9	5	29
Trustee Fees	14	14	13	20
Professional Fees	15	14	12	30
Custody Fees	4	6	1	7
Registration Fees	4	4	2	8
Printing Fees	3	3	2	10
Offering Costs	—	—	—	7
Insurance and Other Expenses	6	13	8	13
Total Expenses	631	598	345	2,235
Less, Waivers of:
Investment Advisory Fees	(38)	(46)	(54)	—
Net Expenses	593	552	291	2,235

Net Investment Income	297	1,228	587	9,683
Net Realized Gain from Securities Transactions	34	189	129	98
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,312	(218)	72	6,633
Net Increase in Net Assets Resulting from Operations	$1,643	$1,199	$788	$16,414

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 113

statements of operations/
 consolidated statement of operations (000)
For the six months ended March 31, 2015 (Unaudited)

	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Multi-Asset Fund
INCOME:
Dividend Income	$35	$228	$—	$229
Dividend Income from Affiliated Investments	—	—	—	82
Interest Income	3,359	3,044	42,944	—
Less: Foreign Taxes Withheld	—	—	(65)	—
Total Investment Income	3,394	3,272	42,879	311

EXPENSES:
Investment Advisory Fees	307	458	3,488	61
Shareholder Servicing Fees — Class N(1)	60	551	3,488	46
Shareholder Servicing Fees — Servicing Class	48	—	—	8
Administration Fees	60	70	204	54
Transfer Agent Fees	6	13	83	1
Trustee Fees	13	16	47	11
Professional Fees	12	17	120	9
Custody Fees	6	5	213	1
Registration Fees	4	6	52	1
Printing Fees	2	5	28	1
Insurance and Other Expenses	17	23	74	1
Total Expenses	535	1,164	7,797	194
Recovery of Investment Advisory Fees Previously Waived(2)	—	—	—	—
Less, Waiver of:
Investment Advisory Fees	(68)	(28)	(91)	(19)
Net Expenses	467	1,136	7,706	175

Net Investment Income	2,927	2,136	35,173	136
Net Realized Gain (Loss) from:
Securities Transactions	(606)	382	(20,649)	136
Affiliated Investments	—	—	—	39
Distributions of Realized Gains from Investment Company Shares	—	—	—	19
Forward Foreign Currency Contracts	—	—	17,601	—
Foreign Currency Transactions	65	—	(4,133)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,070)	1,620	(41,160)	269
Affiliated Investments	—	—	—	16
Forward Foreign Currency Contracts	14	—	(368)	—
Foreign Currency Transactions	—	—	3	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$330	$4,138	$(13,533)	$615

(1)	Includes class specific distribution expenses.

(2)	See Note 4 for Advisory Fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

statements of operations/
 consolidated statement of operations (000)
For the six months ended March 31, 2015 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund	City National Rochdale Socially Responsible Fund	City National Rochdale Emerging Markets Fund
INCOME:
Dividend Income	$3,274	$1,470	$2,781	$2,570
Dividend Income from Affiliated Investments	—	—	—	1
Interest Income	473	—	—	—
Less: Foreign Taxes Withheld	(3)	(5)	—	(53)
Total Investment Income	3,744	1,465	2,781	2,518

EXPENSES:
Investment Advisory Fees	472	431	935	3,171
Shareholder Servicing Fees — Class N(1)	472	252	67	1,585
Shareholder Servicing Fees — Servicing Class	—	134	—	—
Administration Fees	67	69	72	104
Transfer Agent Fees	11	12	15	37
Trustee Fees	15	15	15	22
Professional Fees	16	16	20	36
Custody Fees	5	5	2	179
Registration Fees	4	6	14	22
Printing Fees	4	4	5	12
Insurance and Other Expenses	5	6	3	33
Total Expenses	1,071	950	1,148	5,201
Less, Waiver of:
Investment Advisory Fees	(22)	—	(3)	(96)
Shareholder Servicing Fees — Class N	—	—	(33)	—
Net Expenses	1,049	950	1,112	5,105

Net Investment Income (Loss)	2,695	515	1,669	(2,587)
Net Realized Gain (Loss) from:
Securities Transactions	4,380	1,766	312	(5,990)
Foreign Currency Transactions	—	—	—	(598)
Net Change in Unrealized Appreciation on:
Investments	1,375	10,120	1,392	51,510
Foreign Currency Transactions	—	—	—	262
Net Increase in Net Assets Resulting from Operations	$8,450	$12,401	$3,373	$42,597

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 115

statements of changes in net assets (000)
For the six months ended March 31, 2015 (Unaudited) and the year ended September 30, 2014

	City National Rochdale Government Money Market Fund		City National Rochdale Prime Money Market Fund
	2015	2014	2015	2014
OPERATIONS:
Net Investment Income	$204	$378	$54	$120
Net Realized Gain (Loss) from Security Transactions	—	2	—	4
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	204	380	54	124

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	(3)	(4)
Class N	(154)	(300)	(18)	(36)
Class S	(37)	(61)	(12)	(23)
Servicing Class	(13)	(17)	(21)	(57)
Realized Capital Gains:
Institutional Class	—	—	—	—
Class N	—	—	—	—
Servicing Class	—	—	—	—
Total Dividends and Distributions	(204)	(378)	(54)	(120)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	57,672	177,330
Shares Issued in Lieu of Dividends and Distributions	—	—	2	—
Shares Redeemed	—	—	(45,351)	(134,563)
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	12,323	42,767

Class N:
Shares Issued	1,996,940	4,544,028	389,867	712,240
Shares Issued in Lieu of Dividends and Distributions	129	249	12	24
Shares Redeemed	(2,240,529)	(4,410,324)	(408,230)	(803,775)
Increase (Decrease) in Net Assets from Class N Share Transactions	(243,460)	133,953	(18,351)	(91,511)

Class S:
Shares Issued	526,561	1,522,771	496,724	869,219
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(468,642)	(1,291,990)	(458,218)	(878,235)
Increase (Decrease) in Net Assets from Class S Share Transactions	57,919	230,781	38,506	(9,016)

Servicing Class:
Shares Issued	842,014	1,008,445	551,540	1,057,487
Shares Issued in Lieu of Dividends and Distributions	—	—	5	9
Shares Redeemed	(835,676)	(924,910)	(650,489)	(1,207,309)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	6,338	83,535	(98,944)	(149,813)

Net Increase (Decrease) in Net Assets from Share Transactions	(179,203)	448,269	(66,466)	(207,573)
Total Increase (Decrease) in Net Assets	(179,203)	448,271	(66,466)	(207,569)

NET ASSETS:
Beginning of Year/Period	4,092,241	3,643,970	1,049,308	1,256,877
End of Year/Period	$3,913,038	$4,092,241	$982,842	$1,049,308
Undistributed (Distributions in excess of) net investment income	$—	$—	$—	$—

(1)	See Note 8 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

City National Rochdale California Tax Exempt Money Market Fund		City National Rochdale Limited Maturity Fixed Income Fund		City National Rochdale Government Bond Fund		City National Rochdale Corporate Bond Fund
2015	2014	2015	2014	2015	2014	2015	2014

$45	$96	$75	$199	$297	$738	$1,228	$2,226
36	(2)	48	123	34	1,551	189	1,186
—	—	(19)	(65)	1,312	(1,205)	(218)	(775)
81	94	104	257	1,643	1,084	1,199	2,637

—	—	(67)	(184)	(148)	(402)	—	—
(31)	(69)	(9)	(20)	(1)	(2)	(32)	(44)
(4)	(7)	—	—	—	—	—	—
(10)	(20)	—	—	(146)	(346)	(1,191)	(2,181)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	(35)	(20)
—	—	—	—	—	—	(1,106)	(914)
(45)	(96)	(76)	(204)	(295)	(750)	(2,364)	(3,159)

—	—	568	744	5,809	9,605	—	—
—	—	33	77	144	338	—	—
—	—	(2,130)	(18,040)	(3,398)	(9,682)	—	—
—	—	(1,529)	(17,219)	2,555	261	—	—

353,057	988,104	1,359	1,191	130	385	1,360	1,625
31	67	9	20	—	1	41	47
(367,782)	(1,037,816)	(1,560)	(1,125)	(323)	(871)	(936)	(750)
(14,694)	(49,645)	(192)	86	(193)	(485)	465	922

198,165	372,122	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(217,385)	(370,022)	—	—	—	—	—	—
(19,220)	2,100	—	—	—	—	—	—

429,758	698,593	—	—	11,867	28,483	17,128	43,257
—	—	—	—	71	193	198	241
(398,404)	(662,963)	—	—	(16,469)	(30,360)	(19,580)	(35,408)
31,354	35,630	—	—	(4,531)	(1,684)	(2,254)	8,090

(2,560)	(11,915)	(1,721)	(17,133)	(2,169)	(1,908)	(1,789)	9,012
(2,524)	(11,917)	(1,693)	(17,080)	(821)	(1,574)	(2,954)	8,490

906,342	918,259	27,655	44,735	172,234	173,808	146,774	138,284
$903,818	$906,342	$25,962	$27,655	$171,413	$172,234	$143,820	$146,774
$—	$—	$(2)	$(1)	$4	$2	$6	$1

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

statements of changes in net assets/
 consolidated statement of changes in net assets (000)
For the six months ended March 31, 2015 (Unaudited) and the year ended September 30, 2014

	City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund
	2015	2014	2015	2014
OPERATIONS:
Net Investment Income	$587	$1,008	$9,683	$7,598
Net Realized Gain (Loss) from:
Security Transactions and Affiliated Investments	129	461	98	74
Distributions of Realized Gains from Investment Company Shares	—	—	—	—
Foreign Currency Transactions	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Affiliated Investments	72	1,052	6,633	12,861
Foreign Currency Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	788	2,521	16,414	20,533
DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	—	—
Class N	(61)	(115)	(4,634)	(3,407)
Servicing Class	(522)	(893)	(5,049)	(4,062)
Realized Capital Gains:
Institutional Class	—	—	—	—
Class N	(52)	(17)	(36)	—
Servicing Class	(355)	(110)	(38)	—
Total Dividends and Distributions	(990)	(1,135)	(9,757)	(7,469)
CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	—	—
Shares Issued from Merger(3)	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	—	—
Class N:
Shares Issued	2,591	4,384	107,432	212,375
Shares Issued from Merger(3)	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	71	75	3,113	2,227
Shares Redeemed	(1,754)	(1,893)	(13,848)	(19,319)
Increase (Decrease) in Net Assets from Class N Share Transactions	908	2,566	96,697	195,283
Servicing Class:
Shares Issued	20,064	26,391	70,260	220,241
Shares Issued in Lieu of Dividends and Distributions	79	97	231	74
Shares Redeemed	(7,692)	(16,133)	(19,824)	(6,611)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	12,451	10,355	50,667	213,704
Net Increase (Decrease) in Net Assets from Share Transactions	13,359	12,921	147,364	408,987
Total Increase (Decrease) in Net Assets	13,157	14,307	154,021	422,051
NET ASSETS:
Beginning of Year/Period	81,653	67,346	422,051	—
End of Year/Period	$94,810	$81,653	$576,072	$422,051
Undistributed (distribution in excess of) net investment income	$4	$—	$130	$130

(1)	See Note 8 for shares issued and redeemed.

(2)	Institutional Class ceased operations on January 31, 2014.

(3)	See Note 9.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 118

City National Rochdale High Yield Bond Fund		City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund		City National Rochdale Multi-Asset Fund (2)
2015	2014	2015	2014	2015	2014	2015	2014

$2,927	$7,711	$2,136	$4,535	$35,173	$56,680	$136	$199

(606)	5,028	382	(123)	(20,649)	4,871	175	1,226
—	—	—	—	—	—	19	38
65	—	—	—	13,468	5,476	—	—

(2,070)	(1,148)	1,620	2,982	(41,525)	(2,897)	285	(275)
14	—	—	—	—	2,649	—	—
330	11,591	4,138	7,394	(13,533)	66,779	615	1,188

(1,193)	(2,421)	(99)	(611)	—	—	—	(28)
(663)	(1,899)	(2,020)	(3,973)	(43,054)	(54,067)	(109)	(149)
(1,111)	(3,386)	—	—	—	—	(50)	(57)

(1,868)	(90)	—	—	—	—	—	—
(1,142)	(83)	—	—	(6,421)	(5,256)	—	—
(1,982)	(208)	—	—	—	—	—	—
(7,959)	(8,087)	(2,119)	(4,584)	(49,475)	(59,323)	(159)	(234)

3,444	7,321	1,023	1,175	—	—	—	783
—	—	—	44,899	—	—	—	—
2,921	2,362	99	648	—	—	—	27
(4,016)	(9,031)	(14)	(38,696)	—	—	—	(7,291)
2,349	652	1,108	8,026	—	—	—	(6,481)

2,671	4,360	50,484	98,095	331,049	629,065	1,007	650
—	—	—	—	—	58,518	—	—
1,002	1,220	1,404	2,343	29,276	32,489	78	105
(5,405)	(14,526)	(17,713)	(53,966)	(179,306)	(260,475)	(1,865)	(4,588)
(1,732)	(8,946)	34,175	46,472	181,019	459,597	(780)	(3,833)

7,141	26,803	—	—	—	—	2,008	1,149
543	557	—	—	—	—	36	33
(10,927)	(74,330)	—	—	—	—	(3,332)	(228)
(3,243)	(46,970)	—	—	—	—	(1,288)	954
(2,626)	(55,264)	35,283	54,498	181,019	459,597	(2,068)	(9,360)
(10,255)	(51,760)	37,302	57,308	118,011	467,053	(1,612)	(8,406)

110,779	162,539	213,048	155,740	1,391,497	924,444	24,805	33,211
$100,524	$110,779	$250,350	$213,048	$1,509,508	$1,391,497	$23,193	$24,805
$(34)	$6	$80	$63	$(924)	$(8,772)	$(23)	$—

See accompanying notes to financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 119

statements of changes in net assets/
 consolidated statement of changes in net assets (000)
For the six months ended March 31, 2015 (Unaudited) and the year ended September 30, 2014

	City National Rochdale Dividend & Income Fund
	2015	2014
OPERATIONS:
Net Investment Income (Loss)	$2,695	$4,785
Net Realized Gain (Loss) from:
Security Transactions	4,380	5,858
Distributions of Realized Gains from Investment Company Shares	—	—
Foreign Currency Transactions	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,375	9,234
Foreign Currency Transactions	—	—
Net Increase in Net Assets Resulting from Operations	8,450	19,877
DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—
Class N	(2,863)	(5,449)
Servicing Class	—	—
Realized Capital Gains:
Institutional Class	—	—
Class N	—	—
Servicing Class	—	—
Return of Capital:
Class N	—	—
Total Dividends and Distributions	(2,863)	(5,449)
CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—
Shares Issued from Merger(2)	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—
Shares Redeemed	—	—
Increase in Net Assets from Institutional Class Share Transactions	—	—
Class N:
Shares Issued	43,799	68,568
Shares Issued from Merger(2)	—	—
Shares Issued in Lieu of Dividends and Distributions	1,726	3,535
Shares Redeemed	(25,022)	(69,421)
Increase (Decrease) in Net Assets from Class N Share Transactions	20,503	2,682
Servicing Class:
Shares Issued	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—
Shares Redeemed	—	—
Increase in Net Assets from Servicing Class Share Transactions	—	—
Net Increase in Net Assets from Share Transactions	20,503	2,682
Total Increase in Net Assets	26,090	17,110
NET ASSETS:
Beginning of Year/Period	172,917	155,807
End of Year/Period	$199,007	$172,917
Undistributed (Distributions in excess of) net investment income	$(172)	$(4)

(1)	See Note 8 for shares issued and redeemed.

(2)	See Note 9.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 120

City National Rochdale U.S. Core Equity Fund		City National Rochdale Socially Responsible Equity Fund		City National Rochdale Emerging Markets Fund
2015	2014	2015	2014	2015	2014

$515	$468	$1,669	$1,396	$(2,587)	$2,603

1,766	19,801	312	6,101	(5,990)	(405)
—	—	—	—	—	—
—	—	—	—	(598)	(579)

10,120	10,820	1,392	(169)	51,510	53,480
—	—	—	—	262	(330)
12,401	31,089	3,373	7,328	42,597	54,769

(26)	(82)	(1,438)	(939)	—	—
(140)	(82)	(132)	(461)	(2,025)	(1,072)
(266)	(306)	—	—	—	—

(621)	—	(5,652)	(7,405)	—	—
(9,079)	(1,261)	(672)	(5,241)	—	—
(10,078)	(1,354)	—	—	—	—

—	—	—	—	—	—
(20,210)	(3,085)	(7,894)	(14,046)	(2,025)	(1,072)

—	1,318	80,887	131,401	—	—
—	50,817	—	—	—	—
647	81	7,059	8,341	—	—
(8)	(47,918)	(18,454)	(7,405)	—	—
639	4,298	69,492	132,337	—	—

10,325	27,776	2,610	11,122	155,927	295,842
—	2,752	—	—	—	—
8,078	1,216	796	5,563	1,003	530
(7,665)	(13,106)	(3,252)	(19,455)	(58,701)	(61,619)
10,738	18,638	154	(2,770)	98,229	234,753

23,643	38,171	—	—	—	—
61	11	—	—	—	—
(14,804)	(16,976)	—	—	—	—
8,900	21,206	—	—	—	—
20,277	44,142	69,646	129,567	98,229	234,753
12,468	72,146	65,125	122,849	138,801	288,450

207,210	135,064	199,593	76,744	582,490	294,040
$219,678	$207,210	$264,718	$199,593	$721,291	$582,490
$83	$—	$99	$—	$(2,589)	$2,023
See accompanying notes to financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 121

consolidated statement of cash flows (000)
For the six months ended March 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Decrease in Net Assets from Operations	$(13,533)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of Investment Securities	(956,315)
Proceeds from Disposition of Investment Securities	805,115
Amortization (Accretion of Market Discount)	(1,219)
Premium Payments	(9,485)
Net Realized Loss on Investments	7,234
Net Change in Unrealized Depreciation on Investments	41,526

Changes in assets:
Foreign currency	(775)
Receivable for investment securities sold	4,122
Dividends and interest receivable	(208)
Unrealized gain on forward foreign currency contracts	34
Prepaid expenses	(33)

Changes in liabilities:
Payable for investment securities purchased	(2,837)
Unrealized gain on forward foreign currency contracts	334
Investment advisory fees payable	135
Shareholder servicing and distribution fees payable	50
Administrative fees payable	2
Accrued expense payable	246
Net Cash Used in Operating Activities	(125,607)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Issued	358,361
Cost of Shares Redeemed	(177,947)
Distributions	(49,475)
Net Cash Provided by Financing Activities	130,939
Net Change in Cash	5,332
Cash at beginning of period	11,742
Cash at end of period	$17,074

See accompanying notes to financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 122

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CITY NATIONAL ROCHDALE FUNDS | PAGE 123

financial highlights
For a Share Outstanding Throughout Each Period
For the six months ended March 31, 2015 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2015**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$2,930,892	0.09%	0.01%	0.87%
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	3,174,351	0.08	0.01	0.88
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	3,040,396	0.13	0.01	0.97
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	2,808,068	0.14	0.01	1.11
2011	1.00	0.000	^	(0.000	)^	1.00	0.02	2,926,120	0.14	0.02	1.11
2010	1.00	0.000	^	(0.000	)^	1.00	0.02	2,598,035	0.19	0.02	1.12
Class S (commenced operations on October 6, 1999)
2015**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$763,851	0.09%	0.01%	1.07%
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	705,932	0.08	0.01	1.08
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	475,151	0.12	0.01	1.11
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	288,922	0.14	0.01	1.11
2011	1.00	0.000	^	(0.000	)^	1.00	0.01	291,194	0.15	0.01	1.11
2010	1.00	0.000	^	(0.000	)^	1.00	0.01	348,698	0.20	0.01	1.12
Servicing Class (commenced operations on April 3, 2000)^^
2015**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$218,295	0.09%	0.01%	0.57%
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	211,958	0.08	0.01	0.58
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	128,423	0.12	0.01	0.61
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	96,452	0.14	0.01	0.61
2011	1.00	0.000	^	(0.000	)^	1.00	0.02	51,705	0.14	0.03	0.61
2010	1.00	0.000	^	(0.000	)^	1.00	0.04	81,050	0.17	0.04	0.62
City National Rochdale Prime Money Market Fund
Institutional Class (commenced operations on December 19, 2012)
2015**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$66,298	0.16%	0.01%	0.32%
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	53,975	0.15	0.01	0.33
2013	1.00	0.000	^	(0.000	)^	1.00	0.02	11,207	0.18	0.02	0.35
Class N (commenced operations on October 18, 1999)
2015**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$315,112	0.16%	0.01%	0.87%
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	333,463	0.15	0.01	0.88
2013	1.00	0.000	^	(0.000	)^	1.00	0.02	424,972	0.20	0.02	0.96
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	394,036	0.24	0.01	1.10
2011	1.00	0.000	^	(0.000	)^	1.00	0.03	450,282	0.25	0.03	1.10
2010	1.00	0.000	^	(0.000	)*^	1.00	0.06	432,235	0.28	0.04	1.10
Class S (commenced operations on October 26, 1999)
2015**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$236,743	0.16%	0.01%	1.07%
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	198,237	0.15	0.01	1.08
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	207,252	0.21	0.01	1.09
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	256,060	0.24	0.01	1.10
2011	1.00	0.000	^	0.000	^	1.00	0.02	265,116	0.27	0.01	1.10
2010	1.00	0.000	^	(0.000	)*^	1.00	0.04	352,575	0.30	0.02	1.10
Servicing Class (commenced operations on March 23, 1998)^^
2015**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$364,689	0.16%	0.01%	0.57%
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	463,633	0.15	0.01	0.58
2013	1.00	0.000	^	(0.000	)^	1.00	0.02	613,445	0.19	0.02	0.59
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	506,728	0.23	0.02	0.60
2011	1.00	0.001		(0.001)		1.00	0.06	630,250	0.22	0.05	0.60
2010	1.00	0.001		(0.001	)*	1.00	0.09	489,980	0.24	0.08	0.60
City National Rochdale California Tax Exempt Money Market Fund
Class N (commenced operations on June 21, 1999)
2015**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$608,893	0.05%	0.01%	0.89%
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	623,561	0.05	0.01	0.90
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	673,208	0.11	0.01	0.97
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	666,532	0.12	0.01	1.11
2011	1.00	0.000	^	(0.000	)^	1.00	0.02	628,163	0.17	0.02	1.12
2010	1.00	0.000	^	(0.000	)*^	1.00	0.03	638,839	0.20	0.02	1.12
Class S (commenced operations on November 12, 1999)
2015**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$62,195	0.05%	0.01%	1.09%
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	81,412	0.05	0.01	1.10
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	79,312	0.11	0.01	1.11
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	99,970	0.12	0.01	1.11
2011	1.00	0.000	^	(0.000	)^	1.00	0.01	78,221	0.17	0.01	1.12
2010	1.00	0.000	^	(0.000	)*^	1.00	0.01	48,265	0.22	0.01	1.12
Servicing Class (commenced operations on April 3, 2000)^^
2015**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$232,730	0.04%	0.01%	0.59%
2014	1.00	0.000	^	(0.000	)^	1.00	0.01	201,369	0.05	0.01	0.60
2013	1.00	0.000	^	(0.000	)^	1.00	0.01	165,740	0.10	0.01	0.61
2012	1.00	0.000	^	(0.000	)^	1.00	0.00	137,665	0.12	0.01	0.61
2011	1.00	0.000	^	(0.000	)^	1.00	0.02	169,932	0.16	0.02	0.62
2010	1.00	0.000	^	(0.000	)*^	1.00	0.04	140,238	0.19	0.04	0.63

**	For the six months ended March 31, 2015.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡	Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
^	Amount represents less than $0.001.
^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
*	Includes a realized capital gain distribution of less than $0.001.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

See accompanying notes to financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 124

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Limited Maturity Fixed Income Fund
Institutional Class (commenced operations on October 22,1988)
2015**	$11.17	$0.03	$0.01	$(0.03)	$—	$11.18	0.39%	$21,531	0.67%	0.60%	1.10%	26%
2014	11.16	0.07	0.01	(0.07)	—	11.17	0.75	23,035	0.67	0.64	0.95	49
2013	11.25	0.06	(0.08)	(0.07)	—	11.16	(0.15)	40,205	0.64	0.51	0.64	32
2012	11.15	0.09	0.12	(0.11)	—	11.25	1.88	48,141	0.68	0.85	0.68	87
2011	11.21	0.16	(0.06)	(0.16)	—	11.15	0.92	31,743	0.66	1.46	0.67	50
2010	11.06	0.20	0.16	(0.21)	—	11.21	3.28	33,279	0.73	1.82	0.71	118
Class N (commenced operations on October 22, 2004)
2015**	$11.17	$0.02	$0.02	$(0.02)	$—	$11.19	0.36%	$4,431	0.92%	0.35%	1.59%	26%
2014	11.16	0.05	0.01	(0.05)	—	11.17	0.50	4,620	0.92	0.40	1.47	49
2013	11.26	0.03	(0.08)	(0.05)	—	11.16	(0.49)	4,530	0.89	0.26	1.14	32
2012	11.15	0.08	0.11	(0.08)	—	11.26	1.71	4,347	0.94	0.69	1.19	87
2011	11.22	0.14	(0.08)	(0.13)	—	11.15	0.58	6,402	0.91	1.21	1.17	50
2010	11.07	0.16	0.17	(0.18)	—	11.22	3.04	9,262	0.98	1.48	1.22	118
City National Rochdale Government Bond Fund
Institutional Class (commenced operations on February 1, 2012)
2015**	$10.49	$0.03	$0.08	$(0.03)	$—	$10.57	1.02%	$59,728	0.53%	0.52%	0.57%	6%
2014	10.47	0.06	0.02	(0.06)	—	10.49	0.80	56,722	0.53	0.59	0.57	59
2013	10.73	0.11	(0.23)	(0.14)	—	10.47	(1.11)	56,351	0.54	1.03	0.52	28
2012	10.75	0.05	0.04	(0.11)	—	10.73	0.01	55,502	0.55	0.96	0.53	55
Class N (commenced operations on April 13, 2000)
2015**	$10.51	$0.00	$0.08	$ —	$—	$10.59	0.77%	$1,849	1.03%	0.02%	1.07%	6%
2014	10.49	0.01	0.02	(0.01)	—	10.51	0.29	2,027	1.03	0.10	1.07	59
2013	10.75	0.04	(0.21)	(0.09)	—	10.49	(1.60)	2,505	1.03	0.38	1.02	28
2012	10.77	0.06	0.05	(0.12)	(0.01)	10.75	0.01	2,970	1.03	0.56	1.03	55
2011	10.68	0.12	0.15	(0.18)	—	10.77	2.60	2,940	0.95	1.17	1.03	86
2010	10.60	0.16	0.16	(0.24)	—	10.68	3.10	3,251	0.95	1.57	1.03	93
Servicing Class (commenced operations on January 14, 2000)^
2015**	$10.49	$0.01	$0.21	$(0.14)	$—	$10.57	0.90%	$109,836	0.78%	0.27%	0.82%	6%
2014	10.47	0.04	0.02	(0.04)	—	10.49	0.54	113,485	0.78	0.34	0.82	59
2013	10.72	0.07	(0.20)	(0.12)	—	10.47	(1.26)	114,953	0.79	0.62	0.77	28
2012	10.75	0.09	0.03	(0.14)	(0.01)	10.72	0.01	124,121	0.77	0.83	0.78	55
2011	10.66	0.15	0.15	(0.21)	—	10.75	2.86	175,866	0.70	1.40	0.78	86
2010	10.58	0.19	0.16	(0.27)	—	10.66	3.37	155,376	0.70	1.81	0.78	93
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2015**	$10.67	$0.08	$—	$(0.08)	$(0.08)	$10.59	0.78%	$4,436	1.01%	1.46%	1.07%	10%
2014	10.71	0.14	0.03	(0.14)	(0.07)	10.67	1.64	4,008	1.01	1.32	1.07	37
2013	10.91	0.16	(0.10)	(0.17)	(0.09)	10.71	0.49	3,100	1.00	1.51	1.00	29
2012	10.59	0.22	0.37	(0.22)	(0.05)	10.91	0.06	2,535	1.00	2.05	1.00	31
2011	10.89	0.29	(0.30)	(0.29)	—	10.59	(0.10)	2,481	1.00	2.69	1.00	40
2010	10.57	0.33	0.32	(0.33)	—	10.89	6.23	2,384	0.99	3.05	1.00	28
Servicing Class (commenced operations on January 14, 2000)^
2015**	$10.66	$0.09	$(0.01)	$(0.09)	$(0.08)	$10.57	0.81%	$139,384	0.76%	1.72%	0.83%	10%
2014	10.70	0.17	0.03	(0.17)	(0.07)	10.66	1.89	142,766	0.76	1.57	0.82	37
2013	10.90	0.19	(0.11)	(0.19)	(0.09)	10.70	0.75	135,184	0.75	1.77	0.75	29
2012	10.58	0.25	0.37	(0.25)	(0.05)	10.90	0.06	133,787	0.75	2.30	0.75	31
2011	10.88	0.32	(0.30)	(0.32)	—	10.58	0.15	111,563	0.75	2.94	0.75	40
2010	10.56	0.35	0.32	(0.35)	—	10.88	6.50	105,571	0.74	3.32	0.75	28
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2015**	$10.74	$0.06	$0.03	$(0.06)	$(0.05)	$10.72	0.83%	$11,838	0.88%	1.12%	1.00%	4%
2014	10.54	0.13	0.22	(0.13)	(0.02)	10.74	3.31	10,955	0.88	1.17	1.02	36
2013	10.86	0.18	(0.22)	(0.18)	(0.10)	10.54	(0.45)	8,197	0.87	1.64	0.86	34
2012	10.70	0.22	0.23	(0.22)	(0.07)	10.86	4.32	6,093	0.83	2.07	0.86	27
2011	10.73	0.26	0.01	(0.26)	(0.04)	10.70	2.65	4,563	0.75	2.46	0.87	26
2010	10.60	0.29	0.13	(0.29)	—	10.73	4.06	3,309	0.75	2.75	0.87	28
Servicing Class (commenced operations on January 14, 2000)^
2015**	$10.71	$0.07	$0.03	$(0.07)	$(0.05)	$10.69	0.96%	$82,972	0.63%	1.37%	0.75%	4%
2014	10.51	0.15	0.22	(0.15)	(0.02)	10.71	3.58	70,698	0.63	1.43	0.77	36
2013	10.83	0.20	(0.22)	(0.20)	(0.10)	10.51	(0.20)	59,149	0.62	1.91	0.62	34
2012	10.67	0.25	0.23	(0.25)	(0.07)	10.83	4.59	51,840	0.58	2.34	0.61	27
2011	10.70	0.29	0.01	(0.29)	(0.04)	10.67	2.92	53,464	0.50	2.73	0.62	26
2010	10.57	0.32	0.13	(0.32)	—	10.70	4.34	40,457	0.50	3.03	0.62	28

**	For the six months ended March 31, 2015.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡	Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 125

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period
For the six months ended March 31, 2015 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2015**	$10.71	$0.21	$0.16	$(0.21)	$—	$10.87	3.46%	$301,101	1.04%	3.82%	1.04%	2%
2014	10.00	0.32	0.71	(0.32)	—	10.71	10.38	201,200	1.08	4.02	1.08	1
Servicing Class (commenced operations on December 30, 2013)
2015**	$10.72	$0.22	$0.16	$(0.22)	$—	$10.88	3.59%	$274,971	0.79%	4.08%	0.79%	2%
2014	10.00	0.34	0.72	(0.34)	—	10.72	10.68	220,851	0.83	4.27	0.84	1
City National Rochdale High Yield Bond Fund
Institutional Class (commenced operations on February 2, 2012)
2015**	$8.76	$0.25	$(0.21)	$(0.25)	$(0.41)	$8.14	0.63%	$40,204	0.70%	5.94%	0.83%	40%
2014	8.59	0.53	0.19	(0.53)	(0.02)	8.76	8.49	40,639	0.70	5.98	0.78	59
2013	8.64	0.60	(0.05)	(0.60)	—	8.59	6.49	39,219	0.75	6.87	0.75	56
2012	8.39	0.43	0.26	(0.44)	—	8.64	8.39	40,891	0.85	7.66	0.85	41
Class N (commenced operations on January 14, 2000)
2015**	$8.76	$0.23	$(0.21)	$(0.23)	$(0.41)	$8.14	0.39%	$22,688	1.20%	5.42%	1.33%	40%
2014	8.59	0.49	0.18	(0.48)	(0.02)	8.76	7.95	26,166	1.20	5.49	1.28	59
2013	8.64	0.56	(0.05)	(0.56)	—	8.59	5.95	34,371	1.27	6.37	1.26	56
2012	7.98	0.62	0.66	(0.62)	—	8.64	16.56	38,629	1.38	7.43	1.39	41
2011	8.31	0.69	(0.33)	(0.69)	—	7.98	4.14	28,672	1.30	8.12	1.40	56
2010	7.56	0.70	0.74	(0.69)	—	8.31	19.81	24,010	1.30	8.68	1.40	87
Servicing Class (commenced operations on January 14, 2000)^
2015**	$8.76	$0.24	$(0.21)	$(0.24)	$(0.41)	$8.14	0.51%	$37,632	0.95%	5.67%	1.08%	40%
2014	8.59	0.51	0.19	(0.51)	(0.02)	8.76	8.22	43,974	0.95	5.83	1.02	59
2013	8.63	0.58	(0.04)	(0.58)	—	8.59	6.35	88,949	0.99	6.58	0.99	56
2012	7.98	0.65	0.65	(0.65)	—	8.63	16.77	74,245	1.08	7.76	1.09	41
2011	8.31	0.72	(0.33)	(0.72)	—	7.98	4.45	65,829	1.00	8.43	1.10	56
2010	7.56	0.72	0.75	(0.72)	—	8.31	20.17	33,845	1.00	8.89	1.10	87
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2015**	$26.23	$0.31	$0.24	$(0.30)	$—	$26.48	2.09%	$9,978	0.51%	2.34%	0.54%	9%
2014	25.89	0.53	0.33	(0.52)	—	26.23	3.35	8,784	0.51	2.57	0.52	28
Class N (commenced operations on December 31, 1999)
2015**	$26.23	$0.24	$0.23	$(0.23)	$—	$26.47	1.81%	$240,372	1.01%	1.84%	1.03%	9%
2014	25.89	0.57	0.34	(0.57)	—	26.23	3.54	204,264	1.01	2.17	1.04	28
2013*	26.76	0.60	(0.85)	(0.62)	—	25.89	(0.96)	155,740	1.02	3.04	1.04	21
2012	25.68	0.95	1.08	(0.95)	—	26.76	7.99	130,359	1.13	3.59	1.12	26
2011	25.89	0.97	(0.23)	(0.95)	—	25.68	2.88	107,957	1.15	3.74	1.15	58
2010	25.11	0.95	0.79	(0.96)	—	25.89	7.01	75,900	1.15	3.79	1.12	52
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2015**	$27.19	$0.66	$(1.86)	$(0.02)	$—	$25.97	(1.02)%	$1,509,508	1.10%	5.04%	1.12%	42%
2014	26.83	1.28	0.38	(1.17)	(0.13)	27.19	6.20	1,391,497	1.11 (3)	4.65	1.12 (3)	82
2013*	27.20	1.28	(0.43)	(1.22)	— ^^	26.83	3.16	924,444	1.08	6.24	1.11	52
2012	26.16	1.70	1.04	(1.64)	(0.06)	27.20	10.70	654,095	1.12	6.29	1.12	41
2011	27.34	1.58	(1.02)	(1.45)	(0.29)	26.16	2.04	497,684	1.16	5.80	1.16	60
2010	26.56	1.79	1.07	(1.79)	(0.29)	27.34	11.10	257,900	1.18	6.60	1.18	62

**	For the six months ended March 31, 2015.
*	For the nine months ended September 30, 2013 and the year or period ended December 31. Effective March 29, 2013, Rochdale Investment Trust’s Rochdale Intermediate Fixed Income Portfolio and Rochdale Fixed Income Opportunities Portfolio (each a “Predecessor Fund”) were merged into City National Rochdale Funds’ Intermediate Fixed Income Fund and Fixed Income Opportunities Fund, respectively. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end. See Note 1 for additional information.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡	Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
^^	Amount represents less than $0.01 per share.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	The expense ratio includes acquired fund fee expenses from the investment in Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.10%, respectively.
Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

	Net Asset Value Beginning of Period	Net Invest-ment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Redem-ption Fees	Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Distri-butions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Multi-Asset Fund
Class N (commenced operations on October 1, 2007)
2015**	$11.01	$0.06	$0.22	$—	$(0.07)	$—	$—	$11.22	2.52%	$18,323	1.49%	1.23%	1.65%	40%
2014	10.70	0.07	0.32	—	(0.08)	—	—	11.01	3.67	18,760	1.49	0.63	1.53	75
2013	10.44	0.15	0.29	—	(0.18)	—	—	10.70	4.25	21,966	1.09	1.45	1.10	56
2012	9.88	0.18	0.57	—	(0.19)	—	—	10.44	7.61	25,001	1.09	1.72	1.10	89
2011	10.36	0.17	(0.48)	—	(0.17)	—	—	9.88	(3.11)	26,377	1.09	1.57	1.10	67
2010	9.86	0.17	0.50	—	(0.17)	—	—	10.36	6.89	22,019	1.09	1.69	1.10	76
Servicing Class (commenced operations on October 1, 2007)^^
2015**	$11.02	$0.07	$0.22	$—	$(0.08)	$—	$—	$11.23	2.65%	$4,870	1.24%	1.48%	1.39%	40%
2014	10.71	0.10	0.32	—	(0.11)	—	—	11.02	3.94	6,045	1.24	0.87	1.29	75
2013	10.45	0.18	0.29	—	(0.21)	—	—	10.71	4.51	4,938	0.84	1.70	0.84	56
2012	9.88	0.20	0.57	—	(0.20)	—	—	10.45	7.89	7,230	0.84	1.99	0.84	89
2011	10.37	0.19	(0.48)	—	(0.20)	—	—	9.88	(2.97)	19,084	0.84	1.76	0.85	67
2010	9.87	0.20	0.50	—	(0.20)	—	—	10.37	7.15	11,258	0.84	1.96	0.85	76
City National Rochdale Dividend & Income Fund
Class N (commenced operations on June 1, 1999)
2015**	$35.08	$0.52	$1.23	$—	$(0.54)	$—	$—	$36.29	4.98%	$199,007	1.11%	2.85%	1.13%	9%
2014	32.25	0.95	2.96	—	(1.08)	—	—	35.08	12.20	172,917	1.09	2.74	1.14	16
2013*	29.07	0.62	3.37	—	(0.54)	—	(0.27)	32.25	13.74	155,807	1.16	2.55	1.19	17
2012	28.06	0.92	1.17	—	(0.92)	—	(0.16)	29.07	7.49	116,138	1.38	3.18	1.37	13
2011	26.73	0.90	1.46	0.01	(0.88)	—	(0.16)	28.06	9.02	107,012	1.40	3.27	1.40	21
2010	23.71	0.82	3.24	—	(0.81)	—	(0.23)	26.73	17.48	70,800	1.35	3.29	1.35	16
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2015**	$14.21	$0.06	$0.75	$—	$(0.05)	$(1.31)	$—	$13.66	6.23%	$7,169	0.53%	0.84%	0.53%	18%
2014	12.13	0.08	2.30	—	(0.08)	(0.22)	—	14.21	19.86	6,759	0.53	0.59	0.53	60
2013	10.00	0.14	2.08	—	(0.09)	—	—	12.13	22.23	—	0.00 (3)	1.57	0.00 (3)	32
Class N (commenced operations on December 3, 2012)
2015**	$14.09	$0.02	$0.75	$—	$(0.02)	$(1.31)	$—	$13.53	5.96%	$104,562	1.03%	0.34%	1.03%	18%
2014	12.08	0.01	2.23	—	(0.01)	(0.22)	—	14.09	18.80	97,205	1.03	0.09	1.04	60
2013	10.00	0.05	2.08	—	(0.05)	—	—	12.08	21.33	66,145	0.99	0.52	0.99	32
Servicing Class (commenced operations on December 3, 2012)
2015**	$14.11	$0.04	$0.74	$—	$(0.03)	$(1.31)	$—	$13.55	6.07%	$107,947	0.78%	0.59%	0.78%	18%
2014	12.09	0.05	2.24	—	(0.05)	(0.22)	—	14.11	19.15	103,246	0.78	0.34	0.79	60
2013	10.00	0.07	2.08	—	(0.06)	—	—	12.09	21.60	68,919	0.74	0.73	0.74	32
**	For the six months ended March 31, 2015.
*	For the nine months ended September 30, 2013 and the year or period ended December 31. Effective March 29, 2013, the Rochdale Investment Trust’s Rochdale Dividend & Income Portfolio (the “Predecessor Fund”) was merged into City National Rochdale Funds’ Dividend & Income Fund. Information presented for the period prior to March 29, 2013, is that of the Predecessor Fund, which had a December 31 fiscal year end. See Note 1 for additional information.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡	Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
^	Amount represents less than $0.01 per share.
^^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	Amount represents less than 0.01%.
Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 127

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period
For the six months ended March 31, 2015 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Invest-ment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Securities†	Redem-ption Fees		Dividends from Net Invest-ment Income	Distri-butions from Realized Capital Gains	Distri-butions from Return of Capital		Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income (Loss) to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Socially Responsible Equity Fund
Institutional Class (commenced operations on January 3, 2005)
2015**	$11.45	$0.08		$0.08	$—		$(0.07)	$(0.29)	$—		$11.25	1.42%	$238,260	0.87%	1.36%	0.87%	15%
2014	12.28	0.19		1.18	—		(0.18)	(2.02)	—		11.45	12.46	172,830	0.89	1.62	0.96	34
2013	10.06	0.12		2.22	—		(0.12)	—	—		12.28	23.38	45,357	0.87	1.10	0.87	42
2012	8.38	0.13		1.68	—		(0.13)	—	—		10.06	21.63	80,109	0.90	1.37	0.90	38
2011	8.81	0.12		(0.43)	—		(0.12)	—	—		8.38	(3.67)	62,193	0.88	1.27	0.89	22
2010	8.20	0.09		0.61	—		(0.09)	—	—	^	8.81	8.51	59,746	0.95	1.01	0.96	36
Class N (commenced operations on August 12, 2005)
2015**	$11.42	$0.06		$0.10	$—		$(0.06)	$(0.29)	$—		$11.23	1.39%	$26,458	1.11%	1.14%	1.37%	15%
2014	12.26	0.18		1.15	—		(0.15)	(2.02)	—		11.42	12.11	26,763	1.14	1.55	1.46	34
2013	10.04	0.09		2.22	—		(0.09)	—	—		12.26	23.12	31,387	1.13	0.81	1.38	42
2012	8.37	0.11		1.67	—		(0.11)	—	—		10.04	21.28	25,631	1.15	1.13	1.40	38
2011	8.79	0.10		(0.42)	—		(0.10)	—	—		8.37	(3.80)	3,132	1.13	1.05	1.39	22
2010	8.19	0.07		0.60	—		(0.07)	—	—		8.79	8.15	2,424	1.20	0.81	1.46	36
City National Rochdale Emerging Markets Fund
Class N (commenced operations on December 14, 2011)
2015**	$38.90	$(0.16)		$2.81	$—		$(0.13)	$—	$—		$41.42	6.83%	$721,291	1.61%	(0.82)%	1.64%	18%
2014	34.24	0.22		4.55	—		(0.11)	—	—		38.90	13.96	582,490	1.61	0.58	1.64	42
2013*	32.31	0.33		1.60	—		—	—	—		34.24	5.97	294,040	1.62	1.31	1.69	25
2012	25.28	0.04		7.00	0.01		—	—	(0.02)		32.31	27.87	136,838	1.97	0.15	1.94	69
2011	25.00	(0.02	)(3)	0.30	—	^	—	—	—		25.28	1.12	5,934	2.25	(2.15)	9.74	6

**	For the six months ended March 31, 2015.
*	For the nine months ended September 30, 2013 and the year or period ended December 31. Effective March 29, 2013, the Rochdale Investment Trust’s Rochdale Emerging Markets Portfolio (the “Predecessor Fund”) was merged into City National Rochdale Funds’ Emerging Markets Fund. Information presented for the period prior to March 29, 2013, is that of the Predecessor Fund, which had a December 31 fiscal year end. See Note 1 for additional information.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡	Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
^	Amount represents less than $0.01 per share.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 128

notes to financial statements/
 consolidated notes to financial statements
March 31, 2015 (Unaudited)

1.  ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 16 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”), City National Rochdale Prime Money Market Fund (“Prime Money Market Fund”), and City National Rochdale California Tax Exempt Money Market Fund (“California Money Market Fund”) (collectively, the “Money Market Funds”); City National Rochdale Limited Maturity Fixed Income Fund (“Limited Maturity Fixed Income Fund”), City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale High Yield Bond Fund (“High Yield Bond Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”), and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); City National Rochdale Multi-Asset Fund (“Multi-Asset Fund”); City National Rochdale Dividend & Income Fund (“Dividend & Income Fund”), City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”), City National Rochdale Socially Responsible Equity Fund (“Socially Responsible Equity Fund”), and City National Rochdale Emerging Markets Fund (“Emerging Markets Fund”) (collectively, the “Equity Funds”).

On December 11, 2012, the Board of Trustees of the Rochdale Investment Trust, an open-end management investment company registered under the 1940 Act, approved the reorganization of each Portfolio of the Rochdale Investment Trust into a corresponding Fund of the Trust. This included the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, the Rochdale Fixed Income Opportunities Portfolio and the Rochdale Emerging Markets Portfolio. The effective date of the reorganization of each Portfolio (each a “Predecessor Fund” and collectively the “Predecessor Funds”) into a corresponding Fund of the Trust was March 29, 2013. Each Predecessor Fund was the accounting survivor in the reorganization and, therefore, the statements of changes in net assets and financial highlights of each corresponding Fund reflect the financial information of the corresponding Predecessor Fund through March 28, 2013.

Prior to September 10, 2013, the name of the Trust was CNI Charter Funds.

Effective September 10, 2013, Rochdale Investment Management, LLC, investment manager of the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and Emerging Markets Fund, changed its name to City National Rochdale, LLC (“City National Rochdale”). Also effective September 10, 2013, City National Asset Management, Inc. (“CNAM”), a wholly-owned subsidiary of City National Bank and investment manager of all the Funds except the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and Emerging Markets Fund, reorganized into City National Rochdale. City National Rochdale, LLC acts as the investment adviser to the Funds.

On September 17, 2013, the Board of Trustees of the Trust approved the reorganizations of the City National Rochdale Full Maturity Fixed Income Fund into the Intermediate Fixed Income Fund and the City National Rochdale Diversified Equity Fund into the U.S. Core Equity Fund. The reorganizations were effective as of the close of business on December 20, 2013, and March 21, 2014, respectively.

On May 30, 2014, the Board of Trustees of the Trust approved the reorganization of City National Rochdale Alternative Total Return Fund LLC, an affiliate of City National Rochdale, into the Fixed Income Opportunities Fund. The reorganization was effective as of the close of business on May 30, 2014.

The Municipal High Income Fund commenced operations on December 30, 2013.

On December 20, 2013, a new Institutional Class of the Intermediate Fixed Income Fund opened.

On January 31, 2014, the Institutional Class of the Multi-Asset Fund closed.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund and the Emerging Markets Fund, which are non-diversified. The Funds’ prospectus provides descriptions of each Fund’s investment objectives, policies and strategies.

CITY NATIONAL ROCHDALE FUNDS | PAGE 129

notes to financial statements/
 consolidated notes to financial statements
March 31, 2015 (Unaudited)

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in life settlement policies (“Policies”) are valued using the fair value method of accounting. The Fair Value Procedures recognize that the Policies are illiquid and that no market currently exists for the Policies. Under the fair value method, the Fixed Income Opportunities Fund recognizes the initial investment in its Policies at the transaction price. In subsequent periods, the Fund re-measures the investment in its Policies at fair value daily and recognizes changes in fair value in earnings, less Policy premiums paid and continuing costs, plus proceeds from Policy maturities in the period in which the changes occur. Due to the inherent uncertainty of this method of valuation, the estimated values may differ significantly from the value that would have been used had a ready market value for the investment existed, and the difference could be material. Life settlement contracts are included in Level 3 of the fair value hierarchy.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

CITY NATIONAL ROCHDALE FUNDS | PAGE 130

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2015, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, refer to the Schedules of Investments/Consolidated Schedule of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Money Market Funds, which use a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank, U.S. Bank, N.A., until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally among the Funds, or (iv) a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Money Market Funds and Fixed Income Funds except for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Dividend & Income Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund, Multi-Asset Fund and Equity Funds except for the Emerging Markets Fund. Dividends from net investment income are declared and paid annually for the Emerging Markets Fund. Distributions from net realized capital gains are distributed to shareholders at least annually.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss upon the sale of a security resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain (loss) on forward foreign currency contracts in the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and

CITY NATIONAL ROCHDALE FUNDS | PAGE 131

notes to financial statements/
 consolidated notes to financial statements
March 31, 2015 (Unaudited)

the value at the time it was closed, which is included within realized gain (loss) on foreign currency transactions in the Statements of Operations/Consolidated Statement of

Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the High Yield Bond Fund and the Fixed Income Opportunities Fund have entered into master netting arrangements, established within the High Yield Bond Fund’s and the Fixed Income Opportunities Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the High Yield Bond Fund and the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the High Yield Bond Fund and the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the High Yield Bond Fund and the Fixed Income Opportunities Fund.

For financial reporting purposes, the High Yield Bond Fund and the Fixed Income Opportunities Fund do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the High Yield Bond Fund and the Fixed Income Opportunities Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the High Yield Bond Fund and the Fixed Income Opportunities Fund, if any, is reported separately on the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the High Yield Bond Fund and the Fixed Income Opportunities Fund, if any, is noted in the Schedule of Investments/Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the High Yield Bond Fund and the Fixed Income Opportunities Fund from its counterparties are not fully collateralized, contractually or otherwise, the High Yield Bond Fund and the Fixed Income Opportunities Fund bear the risk of loss from counterparty nonperformance.

The following tables present, by derivative type, the High Yield Bond Fund’s and the Fixed Income Opportunities Fund’s OTC derivative assets net of the related collateral posted for the benefit of the High Yield Bond Fund and the Fixed Income Opportunities Fund at March 31, 2015 (000):

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Received	Net Amount
High Yield Bond Fund
Forward Foreign Currency Contracts	$14	$—	$—	$14
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts	1,937	(258)	—	1,679

The following tables present, by derivative type, the High Yield Bond Fund’s and the Fixed Income Opportunities Fund’s OTC derivative liabilities net of the related collateral posted for the benefit of the High Yield Bond Fund’s and the Fixed Income Opportunities Fund at March 31, 2015 (000):

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Pledged	Net Amount
High Yield Bond Fund
Forward Foreign Currency Contracts	$—	$—	$—	$—
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts	258	(258)	—	—

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

CITY NATIONAL ROCHDALE FUNDS | PAGE 132

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% (5% in the case of the Money Market Funds) of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The City National Rochdale Dividend & Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from certain mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities, and gain from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Irish Subsidiary – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund under the laws of Ireland (the “Subsidiary”).

The principal purpose of investment in the Subsidiary is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary is a company organized under the laws of Ireland and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the Fund. The Subsidiary is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Information regarding the Fixed Income Opportunities Fund and the Subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets.

The Subsidiary commenced operations on October 3, 2013. The net assets of the Subsidiary at March 31, 2015, were $160,215,917, which represented 10.6% of the net assets of the Fixed Income Opportunities Fund.

Investments in Mauritius Subsidiary – To the extent that the Emerging Markets Fund seeks to invest in the securities of Indian companies, it currently intends to do so by investing in shares of a wholly-owned collective investment vehicle (the “Mauritius Subsidiary”) registered with and regulated by the Mauritius Financial Services Commission that is also managed by City National Rochdale. The Mauritius Subsidiary was formed to allow the Fund’s investments in Indian companies to benefit from a favorable tax treaty between Mauritius and India. In order to do so, the Mauritius Subsidiary will seek to maintain residency in Mauritius.

Investment in Affiliated Security – The Funds may invest excess cash in the Money Market Funds. The Multi-Asset Fund also invests in other series of the Trust.

CITY NATIONAL ROCHDALE FUNDS | PAGE 133

notes to financial statements/
 consolidated notes to financial statements
March 31, 2015 (Unaudited)

3.   ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee of 0.050% of aggregate average daily net assets of the Trust not exceeding $2.0 billion, 0.040% of aggregate average daily net assets of the Trust exceeding $2.0 billion but not exceeding $4 billion, 0.030% of aggregate average daily net assets of the Trust exceeding $4 billion but not exceeding $6 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $6 billion but not exceeding $8 billion, and 0.020% of aggregate average net assets of the Trust exceeding $8 billion. The Trust is subject to a minimum annual fee of $1,800,000 for the first 20 portfolios of the Trust and $90,000 for each portfolio thereafter which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution and servicing fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Money Market Funds and 0.25% of the Class N Shares of the Fixed Income Funds, Multi-Asset Fund and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

US Bancorp Fund Services, LLC (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank (“CNB”) and its affiliates (including City National Rochdale), which provide certain shareholder support for their customers who own Class N, Class S or Servicing Class Shares, as applicable. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of average daily net assets of the relevant class of each Fund. CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March 31, 2015, CNB and City National Rochdale received $4,634,448 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.   INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Prime Money Market Fund	0.25
California Tax Exempt Money Market Fund	0.27
Limited Maturity Fixed Income Fund	0.50
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.45
High Yield Bond Fund	0.60
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Multi-Asset Fund	0.50
Dividend & Income Fund	0.50
U.S. Core Equity Fund	0.40
Socially Responsible Equity Fund	0.75
Emerging Markets Fund	1.00

Guggenheim Partners Investment Management, LLC (“Guggenheim”) acts as the investment sub-adviser with respect to the High Yield Bond Fund.

Alcentra LTD, All Financial Partners II LLC, Ashmore Investment Management Limited, Federated Investment Management Corp., GML Capital LLP and Seix Investment Advisors LLC act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

SKBA Capital Management, LLC acts as the investment sub-adviser with respect to the Socially Responsible Equity Fund.

Waddell & Reed Investment Management Company acts as the investment sub-adviser with respect to the Municipal High Income Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’

CITY NATIONAL ROCHDALE FUNDS | PAGE 134

respective average daily net assets. With respect to the Limited Maturity Fixed Income Fund and Socially Responsible Equity Fund, voluntary limits are in addition to the contractual expense limitations described in the fee table in each Fund’s prospectus. The voluntary expense limitations (expressed as percentages of average daily net assets) are as follows:

	Government Money Market Fund	Prime Money Market Fund	California Tax Exempt Money Market Fund
Institutional Class	n/a	0.38%	n/a
Class N	0.93%	0.93%	0.85%
Class S	1.13%	1.13%	1.05%
Servicing Class	0.63%	0.63%	0.55%

	Limited Maturity Fixed Income Fund	Government Bond Fund	Corporate Bond Fund	California Tax Exempt Bond Fund
Institutional Class	0.67%	0.53%	n/a	n/a
Class N	0.92%	1.03%	1.01%	0.88%
Servicing Class	n/a	0.78%	0.76%	0.63%

	Municipal High Income Fund	High Yield Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund
Institutional Class	n/a	0.70%	0.51%	n/a
Class N	1.15%	1.20%	1.01%	1.09%
Servicing Class	0.90%	0.95%	n/a	n/a

	Multi-Asset Fund	Dividend & Income Fund	U.S. Core Equity Fund	Socially Responsible Equity Fund
Institutional Class	n/a	n/a	0.55%	0.89%
Class N	1.49%	1.11%	1.05%	1.14%
Servicing Class	1.24%	n/a	0.80%	n/a

Emerging Markets Fund
Class N	1.61%

The contractual limitations for the Limited Maturity Fixed Income Fund and Socially Responsible Equity Fund are as follows:

	Limited Maturity Fixed Income Fund	Socially Responsible Equity Fund
Institutional Class	1.00%	1.25%
Class N	1.25%	1.50%

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of March 31, 2015, fees which were previously waived by City National Rochdale (or CNAM, prior to September 10, 2013) which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Money Market Fund	$6,662	2015
	7,131	2016
	9,264	2017
	4,634	2018
Prime Money Market Fund	1,222	2015
	1,741	2016
	2,095	2017
	826	2018
California Tax Exempt Money Market Fund	2,066	2015
	2,275	2016
	2,592	2017
	1,262	2018
Limited Maturity Fixed Income Fund	95	2017
	58	2018
Government Bond Fund	25	2015
	5	2016
	67	2017
	38	2018
Corporate Bond Fund	83	2017
	46	2018
California Tax Exempt Bond Fund	17	2015
	3	2016
	99	2017
	54	2018
Municipal High Income Fund	13	2017
High Yield Bond Fund	17	2015
	6	2016
	101	2017
	68	2018
Intermediate Fixed Income Fund	16	2016
	59	2017
	28	2018
Fixed Income Opportunities Fund	42	2016
	263	2017
	91	2018
Multi-Asset Fund	11	2017
	19	2018
Dividend & Income Fund	23	2016
	90	2017
	22	2018
U.S. Core Equity	9	2017
Socially Responsible Fund	61	2017
	3	2018
Emerging Markets Fund	115	2016
	145	2017
	96	2018

CITY NATIONAL ROCHDALE FUNDS | PAGE 135

notes to financial statements/
 consolidated notes to financial statements
March 31, 2015 (Unaudited)

City National Rochdale, CNB, the Administrator, the transfer agent and the Funds’ legal counsel have voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Money Market Funds in order to maintain a one-day net income yield (yield floor) of each Fund of not less than 0.01% of the Fund’s average daily net assets. The following table shows waivers, with respect to such yield floor, by class for the period ended March 31, 2015:

	Shareholder Servicing Fee Waiver (000)		Investment Advisory Fee Waiver (000)	Administration Fee Waiver (000)
Government Money Market Fund
Class N	$7,539	(1)	$3,507	$66
Class S	2,526	(1)	833	16
Servicing Class	323		294	5

Prime Money Market Fund
Institutional Class	$—		$50	$2
Class N	884	(1)	279	11
Class S	805	(1)	180	6
Servicing Class	515		317	12

California Tax Exempt Money Market Fund
Class N	$1,520	(1)	$746	$63
Class S	266	(1)	92	8
Servicing Class	250		236	20

(1)	Includes class specific distribution expenses.

5.  INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2015, were as follows for the Fixed Income Funds, Multi-Asset Fund and Equity Funds:

	Purchases			Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)		U.S. Gov’t (000)	Other (000)
Limited Maturity Fixed Income Fund	834	4,980		1,901	6,077
Government Bond Fund	10,163	—		5,599	3,076
Corporate Bond Fund	—	14,632		22	13,761
California Tax Exempt Bond Fund	—	15,721		—	3,174
Municipal High Income Fund	—	159,311		—	6,546
High Yield Bond Fund	—	40,874		—	35,828
Intermediate Fixed Income Fund	6,892	41,912		453	19,159
Fixed Income Opportunities Fund	—	362,077		—	403,761
Multi-Asset Fund	—	9,416	*	—	12,055	*
Dividend & Income Fund	—	38,640		—	17,102
U.S. Core Equity	—	40,130		—	37,676
Socially Responsible Equity Fund	—	105,188		—	35,852
Emerging Markets Fund	—	194,992		—	105,683

*	Includes $237 (000) and $964 (000) of purchases and sales, respectively, of affiliated registered investment companies.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

The following is a summary of the transactions with affiliates for the Multi-Asset Fund for the period ended March 31, 2015:

	Corporate Bond Fund, Servicing Class (000)	Government Bond Fund, Institutional Class (000)	High Yield Bond Fund, Institutional Class (000)
Beginning balance as of October 1, 2014	$1,588	$1,145	$745
Purchases at Cost	82	55	36
Proceeds from Sales	(278)	(197)	(132)
Realized Gain (Loss)	(4)	(2)	(10)
Unrealized Gain (Loss)	(9)	10	(42)
Ending balance as of March 31, 2015	$1,379	$1,011	$597

	Limited Maturity Fixed Income Fund, Institutional Class (000)	Emerging Markets Fund, Institutional Class (000)
Beginning balance as of October 1, 2014	$1,213	$736
Purchases at Cost	64	516
Proceeds from Sales	(214)	(143)
Realized Gain (Loss)	(1)	2
Unrealized Gain (Loss)	1	57
Ending balance as of March 31, 2015	$1,063	$1,168

The Funds may also invest in the affiliated CNR Money Market Funds to manage excess cash or to serve as margin or collateral for derivative positions.

CITY NATIONAL ROCHDALE FUNDS | PAGE 136

The following is a summary of the transactions with affiliates for the period ended March 31, 2015:

California Tax Exempt Money Market Fund	Purchases at Cost (000)	Proceeds from Sales (000)	Value 3/31/2015 (000)	Dividend Income (000)
California Tax Exempt Bond Fund	$18,423	$(16,434)	$4,868	$—
Government Money Market Fund
Limited Maturity Fixed Income Fund	2,186	(2,064)	210	—
Government Bond Fund	7,212	(8,731)	852	—
Municipal High Income Fund	61,492	(53,713)	38,476	2
Intermediate Fixed Income Fund	23,855	(25,162)	2,869	—
Fixed Income Opportunities Fund	13	(6)	7	—
Dividend & Income Fund	15,409	(16,003)	—	—
Emerging Markets Fund	48,242	(46,421)	21,610	1
Prime Money Market Fund
Corporate Bond Fund	8,059	(10,049)	232	—
High Yield Bond Fund	19,732	(20,117)	471	—
Multi-Asset Fund	2,259	(2,431)	73	—
U.S. Core Equity Fund	17,783	(14,011)	6,236	—

6.  FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

Effective September 30, 2013, the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and the Emerging Markets Fund changed their tax year-ends from December 31 to September 30.

Management has analyzed the Funds’ tax position taken on Federal income tax returns for all open tax years and has concluded that as of September 30, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to REIT adjustments, MLP dividend income reclasses, realized gains (losses) on paydowns, expiration of capital loss carryovers, net operating losses, return of capital distributions, distributions in excess of net investment income, investments in defaulted bonds, investments in Passive Foreign Investment Companies and timing of distributions, were reclassified to/from the following accounts as of September 30, 2014:

	Increase (Decrease) Undistributed Net Investments Income (Loss) (000)	Increase (Decrease) Accumulated Net Realized Gain (Loss) (000)	Increase (Decrease) Paid-in Capital (000)
Limited Maturity Fixed Income Fund	$4	$42	$(46)
Government Bond Fund	14	(14)	—
High Yield Bond Fund	1	(1)	—
Intermediate Fixed Income Fund	94	(94)	—
Fixed Income Opportunities Fund	4,148	(4,148)	—
Multi-Asset Fund	35	(28)	(7)
Dividend & Income Fund	666	731	(1,397)
U.S. Core Equity Fund	1	(1)	—
Socially Responsible Equity Fund	4	(4)	—
Emerging Markets Fund	(579)	579	—

Amounts designated as “—” are either $0 or have been rounded to $0.

CITY NATIONAL ROCHDALE FUNDS | PAGE 137

notes to financial statements/
 consolidated notes to financial statements
March 31, 2015 (Unaudited)

The tax character of dividends and distributions declared during the years ended September 30, 2014 and September 30, 2013 unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2014	$—	$378	$—	$—	$378
2013	—	330	—	—	330
Prime Money Market Fund
2014	—	120	—	—	120
2013	—	228	—	—	228
California Tax Exempt Money Market Fund
2014	96	—	—	—	96
2013	94	—	—	—	94
Limited Maturity Fixed Income Fund
2014	—	204	—	—	204
2013	—	307	—	—	307
Government Bond Fund
2014	—	750	—	—	750
2013	—	2,054	—	—	2,054
Corporate Bond Fund
2014	—	2,225	934	—	3,159
2013	—	2,507	1,038	—	3,545
California Tax Exempt Bond Fund
2014	1,008	—	127	—	1,135
2013	1,190	150	379	—	1,719
Municipal High Income Fund
2014^^	7,464	5	—	—	7,469
High Yield Bond Fund
2014	—	7,732	355	—	8,087
2013	—	10,996	—	—	10,996
Intermediate Fixed Income Fund
2014	$—	$4,584	$—	$—	$4,584
2013	—	3,505	—	—	3,505
2012†	—	4,065	—	—	4,065
Fixed Income Opportunities Fund
2014	—	54,067	5,256	—	59,323
2013	—	34,355	52	—	34,407
2012†	—	35,978	1,348	—	37,326
Multi-Asset Fund
2014	—	234	—	—	234
2013	—	667	—	—	667
Dividend & Income Fund
2014	—	5,449	—	—	5,449
2013	—	2,296	—	1,135	3,431
2012†	—	4,044	—	727	4,771
U.S. Core Equity Fund
2014	—	3,085	—	—	3,085
2013^	—	571	—	—	571
Socially Responsible Equity Fund
2014	—	1,409	12,637	—	14,046
2013	—	1,134	—	—	1,134
Emerging Markets Fund
2014	—	1,072	—	—	1,072
2013	—	—	—	—	—
2012†	—	—	—	67	67

†	For the year ended December 31, 2012.

^	For the period December 3, 2012 (commencement of operations) through September 30, 2013.

^^	For the period December 30, 2013 (commencement of operations) through September 30, 2014.

CITY NATIONAL ROCHDALE FUNDS | PAGE 138

As of September 30, 2014, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (000)	Other Temporary Differences (000)	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$36	$—	$—	$—	$—	$(35)	$1
Prime Money Market Fund	—	9	—	(12)	—	—	(8)	(11)
California Tax Exempt Money Market Fund	8	—	—	(2)	—	—	(6)	—
Limited Maturity Fixed Income Fund	—	14	—	(1,823)	(5)	133	(15)	(1,696)
Government Bond Fund	—	48	—	(188)	—	75	(46)	(111)
Corporate Bond Fund	—	253	1,082	—	—	1,884	(193)	3,026
California Tax Exempt Bond Fund	81	28	286	—	—	1,958	(81)	2,272
Municipal High Income Fund	1,315	73	—	—	—	12,991	(1,315)	13,064
High Yield Bond Fund	—	1,389	4,068	—	—	(73)	(459)	4,925
Intermediate Fixed Income Fund	—	71	—	(2,821)	(349)	3,740	(7)	634
Fixed Income Opportunities Fund	—	12,889	2,715	—	—	(5,608)	(2,019)	7,977
Multi-Asset Fund	—	—	—	(461)	—	584	—	123
Dividend & Income Fund	—	—	—	(4,541)	—	43,074	(5)	38,528
U.S. Core Equity Fund	—	1,199	18,029	—	—	29,621	—	48,849
Socially Responsible Equity Fund	—	—	5,481	—	—	13,551	—	19,032
Emerging Markets Fund	—	2,023	—	(1,305)	—	80,776	—	81,494

For tax purposes, the losses in the Funds generated prior to the Regulated Investment Company Modernization Act of 2010 can be carried forward for a maximum of eight years to offset any future net realized capital gains. As of September 30, 2014, the breakdown of capital loss carryforwards was as follows:

	Expiring September 30,
Fund	2015 (000)	2017 (000)	2018 (000)	2019 (000)	Total (000)
Limited Maturity Fixed Income Fund	$1,415	$81	$327	$—	1,823
Multi-Asset Fund	—	461	—	—	461

	Expiring December 31,
Fund	2016 (000)	2017 (000)	2018 (000)	Total (000)
Intermediate Fixed Income Fund	$192	$2,240	$—	$2,432
Dividend & Income Fund	—	3,086	1,455	4,541

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2013, through September 30, 2014, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

CITY NATIONAL ROCHDALE FUNDS | PAGE 139

notes to financial statements/
 consolidated notes to financial statements
March 31, 2015 (Unaudited)

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)*
Prime Money Market Fund	$12	$—	$12
California Tax Exempt Money Market Fund	2	—	2
Government Bond Fund	188	—	188
Intermediate Fixed Income Fund	308	81	389
Emerging Markets Fund	1,305	—	1,305

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended September 30, 2014, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Government Money Market Fund	$1
Prime Money Market Fund	2
Limited Maturity Fixed Income Fund	86
Government Bond Fund	784
Intermediate Fixed Income Fund	126
Multi-Asset Fund	1,237
Dividend & Income Fund	5,582

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/ (depreciation) for tax purposes as of March 31, 2015, for each of the Fixed Income Funds, Multi-Asset Fund and Equity Funds were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Limited Maturity Fixed Income Fund	$25,716	$133	$(19)	$114
Government Bond Fund	169,348	1,450	(63)	1,387
Corporate Bond Fund	140,985	2,490	(824)	1,666
California Tax Exempt Bond Fund	93,613	2,090	(60)	2,030
Municipal High Income Fund	569,674	25,254	(5,760)	19,494
High Yield Bond Fund	99,943	1,747	(3,871)	(2,124)
Intermediate Fixed Income Fund	242,503	6,138	(777)	5,361
Fixed Income Opportunities Fund	1,520,370	70,175	(97,579)	(27,404)
Multi-Asset Fund	21,351	1,136	(265)	871
Dividend & Income Fund	155,590	45,393	(2,719)	42,674
U.S. Core Equity Fund	189,060	43,180	(3,418)	39,762
Socially Responsible Equity Fund	251,484	23,102	(8,063)	15,039
Emerging Markets Fund	574,323	145,232	(12,413)	132,819

At March 31, 2015, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

7.   CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Multi-Asset Fund may invest in exchange-traded notes (“ETNs”) as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Fund will generally invest in ETNs which are linked to commodities indexes. The Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

The Municipal High Income Fund, High Yield Bond Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Multi-Asset Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and

CITY NATIONAL ROCHDALE FUNDS | PAGE 140

decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance policies (“Policies”). A Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Funds – Specific Risks

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds invest in Certificates of Participation in a municipal obligation, which are subject to annual appropriation risk.

Emerging Markets Fund – Specific Risks

Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

As long as the Emerging Markets Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations. Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Emerging Market Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations. Emerging market securities are also subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

CITY NATIONAL ROCHDALE FUNDS | PAGE 141

notes to financial statements/
 consolidated notes to financial statements
March 31, 2015 (Unaudited)

8.   CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2015 and the year ended September 30, 2014 were as follows (000):

	Government Money Market Fund		Prime Money Market Fund (1)		California Tax Exempt Money Market Fund
	2015	2014	2015	2014	2015	2014
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	57,672	177,330	—	—
Shares issued in Lieu of Dividends and Distributions	—	—	2	—	—	—
Shares redeemed	—	—	(45,350)	(134,563)	—	—
Net Institutional Class transactions	—	—	12,324	42,767	—	—
Class N:
Shares issued	1,996,940	4,544,028	389,867	712,240	353,057	988,104
Shares issued in Lieu of Dividends and Distributions	129	249	12	24	31	67
Shares redeemed	(2,240,529)	(4,410,324)	(408,230)	(803,775)	(367,782)	(1,037,816)
Net Class N transactions	(243,460)	133,953	(18,351)	(91,511)	(14,694)	(49,645)
Class S:
Shares issued	526,561	1,522,771	496,724	869,219	198,165	372,122
Shares issued in Lieu of Dividends and Distributions	—	—	—	—	—	—
Shares redeemed	(468,643)	(1,291,990)	(458,218)	(878,235)	(217,385)	(370,022)
Net Class S transactions	57,918	230,781	38,506	(9,016)	(19,220)	2,100
Servicing Class:
Shares issued	842,014	1,008,445	551,539	1,057,487	429,758	698,593
Shares issued in Lieu of Dividends and Distributions	—	—	5	9	—	—
Shares redeemed	(835,676)	(924,910)	(650,489)	(1,207,309)	(398,403)	(662,963)
Net Servicing Class transactions	6,338	83,535	(98,945)	(149,813)	31,355	35,630

	Limited Maturity Fixed Income Fund		Government Bond Fund		Corporate Bond Fund		California Tax Exempt Bond Fund
	2015	2014	2015	2014	2015	2014	2015	2014
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	51	67	550	915	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	3	7	14	32	—	—	—	—
Shares redeemed	(191)	(1,614)	(322)	(922)	—	—	—	—
Net Institutional Class transactions	(137)	(1,540)	242	25	—	—	—	—
Class N:
Shares issued	121	106	12	37	128	152	241	413
Shares issued in Lieu of Dividends and Distributions	1	2	—	—	4	4	7	7
Shares redeemed	(139)	(101)	(30)	(83)	(88)	(70)	(164)	(178)
Net Class N transactions	(17)	7	(18)	(46)	44	86	84	242
Servicing Class:
Shares issued	—	—	1,126	2,715	1,617	4,041	1,874	2,482
Shares issued in Lieu of Dividends and Distributions	—	—	7	18	19	23	7	9
Shares redeemed	—	—	(1,563)	(2,893)	(1,846)	(3,309)	(718)	(1,522)
Net Servicing Class transactions	—	—	(430)	(160)	(210)	755	1,163	969

(1)	Institutional Class commenced operations December 19, 2012.

CITY NATIONAL ROCHDALE FUNDS | PAGE 142

	Municipal High Income Fund		High Yield Bond Fund		Intermediate Fixed Income Fund (1)		Fixed Income Opportunities Fund
	2015	2014	2015	2014	2015	2014	2015	2014
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	418	831	39	45	—	—
Shares issued from Merger(3)	—	—	—	—	—	1,734	—	—
Shares issued in Lieu of Dividends and Distributions	—	—	361	267	4	25	—	—
Shares redeemed	—	—	(482)	(1,023)	(1)	(1,469)	—	—
Net Institutional Class transactions	—	—	297	75	42	335	—	—
Class N:
Shares issued	9,903	20,399	326	494	1,912	3,739	12,619	22,889
Shares issued from Merger(3)	—	—	—	—	—	—	—	2,105
Shares issued in Lieu of Dividends and Distributions	287	211	124	138	53	89	1,133	1,185
Shares redeemed	(1,278)	(1,828)	(651)	(1,645)	(671)	(2,058)	(6,817)	(9,450)
Net Class N transactions	8,912	18,782	(201)	(1,013)	1,294	1,770	6,935	16,729
Servicing Class:
Shares issued	6,478	21,234	863	3,068	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	21	7	67	63	—	—	—	—
Shares redeemed	(1,827)	(633)	(1,329)	(8,462)	—	—	—	—
Net Servicing Class transactions	4,672	20,608	(399)	(5,331)	—	—	—	—

	Multi-Asset Fund (2)		Dividend & Income Fund		U.S. Core Equity Fund
	2015	2014	2015	2014	2015	2014
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	71	—	—	—	100
Shares issued from Merger(3)	—	—	—	—	—	3,795
Shares issued in Lieu of Dividends and Distributions	—	3	—	—	50	6
Shares redeemed	—	(664)	—	—	(1)	(3,425)
Net Institutional Class transactions	—	(590)	—	—	49	476
Class N:
Shares issued	90	59	1,194	2,007	756	2,093
Shares issued from Merger(3)	—	—	—	—	—	207
Shares issued in Lieu of Dividends and Distributions	7	10	47	102	631	97
Shares redeemed	(168)	(418)	(687)	(2,010)	(556)	(977)
Net Class N transactions	(71)	(349)	554	99	831	1,420
Servicing Class:
Shares issued	180	105	—	—	1,729	2,881
Shares issued in Lieu of Dividends and Distributions	3	3	—	—	4	1
Shares redeemed	(297)	(21)	—	—	(1,084)	(1,265)
Net Servicing Class transactions	(114)	87	—	—	649	1,617

(1)	Institutional Class commenced operations on December 20, 2013.
(2)	Institutional Class ceased operations on January 31, 2014.
(3)	See Note 9 in Notes to Financial Statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 143

notes to financial statements/
 consolidated notes to financial statements
March 31, 2015 (Unaudited)

	Socially Responsible Equity Fund		Emerging Markets Fund
	2015	2014	2015	2014
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	7,073	11,271	—	—
Shares issued in Lieu of Dividends and Distributions	638	768	—	—
Shares redeemed	(1,631)	(635)	—	—
Net Institutional Class transactions	6,080	11,404	—	—
Class N:
Shares issued	230	968	3,884	8,011
Shares issued in Lieu of Dividends and Distributions	72	514	26	15
Shares redeemed	(288)	(1,699)	(1,468)	(1,641)
Net Class N transactions	14	(217)	2,442	6,385

9.  FUND REORGANIZATIONS

Intermediate Fixed Income Fund:

On December 20, 2013, the assets of the Full Maturity Fixed Income Fund were reorganized into the Intermediate Fixed Income Fund. In this reorganization, 4,352,128 shares of the Full Maturity Fixed Income Fund were exchanged for 1,734,179 shares of the Intermediate Fixed Income Fund in a tax-free exchange.

The value of the Full Maturity Fixed Income Fund on December 20, 2013 was $44,899,004. Upon the business combination of such Funds on December 20, 2013, the value of the Full Maturity Fixed Income Fund, which included accumulated realized losses of $124,817 and unrealized loss of $238,709, combined with the value of the Intermediate Fixed Income Fund was $209,405,691.

Assuming the reorganization had been completed on October 1, 2013, the beginning of the fiscal year end, the Intermediate Fixed Income Fund’s pro-forma net investment income, net gain/(loss) on investments and net increase in net assets from operations, for the year ended September 30, 2014, would have been $4,836,013, $2,902,040 and $7,738,053, respectively. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Full Maturity Fixed Income Fund that have been included in the Intermediate Fixed Income Fund’s Statement of Operations since December 20, 2013. Because the Intermediate Fixed Income Fund and Full Maturity Fixed Income Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

U.S. Core Equity Fund:

On March 21, 2014, the assets of the Diversified Equity Fund were reorganized into the U.S. Core Equity Fund. In this reorganization, 3,019,691 shares of the Diversified Equity Fund were exchanged for 207,167 Class N shares and 3,794,815 Institutional Class shares of the U.S. Core Equity Fund in a taxable exchange.

The value of the Diversified Equity Fund on March 21, 2014 was $53,568,331. Upon the business combination of such Funds on March 21, 2014, the value of the Diversified Equity Fund, which included accumulated realized losses of $451,745 and distributions in excess of net investment income of $210, combined with the value of the U.S. Core Equity Fund was $223,593,114.

Assuming the reorganization had been completed on October 1, 2013, the beginning of the fiscal year end, the U.S. Core Equity Fund’s pro-forma net investment income, net gain/(loss) on investments and net increase in net assets from operations for the year ended September 30, 2014, would have been $1,073,823, $35,415,034 and $36,488,858, respectively. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Diversified Equity Fund that have been included in the U.S. Core Equity Fund’s Statement of Operations since March 21, 2014. Because the U.S. Core Equity Fund and Diversified Equity Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis

CITY NATIONAL ROCHDALE FUNDS | PAGE 144

Fixed Income Opportunities Fund:

On May 30, 2014, the assets of City National Rochdale Alternative Total Return Fund LLC were reorganized into the Fixed Income Opportunities Fund. In this reorganization, the total net assets of City National Rochdale Alternative Total Return Fund LLC were exchanged for 2,104,921 shares of the Fixed Income Opportunities Fund in a taxable exchange.

The value of City National Rochdale Alternative Total Return Fund LLC on May 30, 2014 was $58,518,275. Upon the business combination of such Funds on May 30, 2014, the value of City National Rochdale Alternative Total Return Fund LLC, which included realized gains of $49,195,270 and distributions in excess of net investment income of $28,972,614, combined with the value of the Fixed Income Opportunities Fund was $1,349,061,955.

Assuming the reorganization had been completed on October 1, 2013, the beginning of the fiscal year end, the Fixed Income Opportunities Fund’s pro-forma net investment income, net gain/(loss) on investments and net increase in net assets from operations for the year ended September 30, 2014, would have been $57,319,270, $8,564,090 and $65,883,360, respectively. The only investments acquired as part of the reorganization were life settlement contracts. Since the date of reorganization there were no realized gains with respect to the merged assets and the net change in unrealized loss amounted to $2,969,202. Because the Fixed Income Opportunities Fund and City National Rochdale Alternative Total Return Fund LLC sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

10.  REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940, as amended, which currently govern the operations of the Money Market Funds (the “MMFs”). The most significant change resulting from these amendments is a requirement that certain types of money market funds transact fund shares based on a market-based NAV. Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to ten business days in any 90-day period. The amendments have staggered compliance dates. The majority of these amendments will impact the MMFs beginning on October 14, 2016.

11.  NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued ASU 2015-07, Fair Value Measurement (Topic 820) — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU No. 2015-07”). ASU No. 2015-07 removes the requirement to include investments in the fair value hierarchy for which the fair value is measured at NAV using the practical expedient under “Fair Value Measurements and Disclosures (Topic 820).” ASU No. 2015-07 is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, however, early adoption is permitted. ASU No. 2015-07 is required to be applied retrospectively to all periods presented beginning in the year of adoption. Management is currently assessing the potential impact that this guidance will have on the consolidated financial statements.

12.  SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2015 and no issues were noted to disclose.

CITY NATIONAL ROCHDALE FUNDS | PAGE 145

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 146

	Beginning Account Value 10/01/2014	Ending Account Value 03/31/2015	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,000.00	0.09%	$0.45
Class S	1,000.00	1,000.00	0.09%	0.45
Servicing Class	1,000.00	1,000.00	0.09%	0.45

Hypothetical 5% Return
Class N	$1,000.00	$1,024.48	0.09%	$0.45
Class S	1,000.00	1,024.48	0.09%	0.45
Servicing Class	1,000.00	1,024.48	0.09%	0.45

City National Rochdale Prime Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.00	0.16%	$0.80
Class N	1000.00	1,000.00	0.16%	0.80
Class S	1,000.00	1,000.00	0.16%	0.80
Servicing Class	1,000.00	1,000.00	0.16%	0.80

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.13	0.16%	$0.81
Class N	1000.00	1024.13	0.16%	0.81
Class S	1,000.00	1,024.13	0.16%	0.81
Servicing Class	1,000.00	1,024.13	0.16%	0.81

City National Rochdale California Tax Exempt Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,000.00	0.05%	$0.25
Class S	1,000.00	1,000.00	0.05%	0.25
Servicing Class	1,000.00	1,000.00	0.04%	0.20

Hypothetical 5% Return
Class N	$1,000.00	$1,024.68	0.05%	$0.25
Class S	1,000.00	1,024.68	0.05%	0.25
Servicing Class	1,000.00	1,024.73	0.04%	0.20

City National Rochdale Limited Maturity Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,003.90	0.67%	$3.35
Class N	1,000.00	1,003.60	0.92%	4.60

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.59	0.67%	$3.38
Class N	1,000.00	1,020.34	0.92%	4.63

City National Rochdale Government Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,010.20	0.53%	$0.88
Class N	1,000.00	1,007.70	1.03%	5.16
Servicing Class	1,000.00	1,009.00	0.78%	3.91

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.29	0.53%	$2.67
Class N	1,000.00	1,019.80	1.03%	5.19
Servicing Class	1,000.00	1,021.04	0.78%	3.93

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,007.80	1.01%	$5.06
Servicing Class	1,000.00	1,008.10	0.76%	3.80

Hypothetical 5% Return
Class N	$1,000.00	$1,019.90	1.01%	$5.09
Servicing Class	1,000.00	1,021.14	0.76%	3.83

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,008.30	0.88%	$4.41
Servicing Class	1,000.00	1,009.60	0.63%	3.16

Hypothetical 5% Return
Class N	$1,000.00	$1,020.54	0.88%	$4.43
Servicing Class	1,000.00	1,021.79	0.63%	3.18

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N	$1,000.00	$1,034.60	1.04%	$5.28
Servicing Class	1,000.00	1,035.90	0.79%	4.01

Hypothetical 5% Return
Class N	$1,000.00	$1,019.75	1.04%	$5.24
Servicing Class	1,000.00	1,020.99	0.79%	3.98

City National Rochdale High Yield Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,006.30	0.70%	$1.14
Class N	1,000.00	1,003.90	1.20%	6.00
Servicing Class	1,000.00	1,005.10	0.95%	4.75

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.44	0.70%	$3.53
Class N	1,000.00	1,018.95	1.20%	6.04
Servicing Class	1,000.00	1,020.19	0.95%	4.78

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 147

disclosure of fund expenses (Unaudited)

	Beginning Account Value 10/01/2014	Ending Account Value 03/31/2015	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,020.90	0.51%	$0.83
Class N	1,000.00	1,018.10	1.01%	5.08

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.39	0.51%	$2.57
Class N	1,000.00	1,019.90	1.01%	5.09

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$989.80	1.10%	$5.46

Hypothetical 5% Return
Class N	$1,000.00	$1,019.45	1.10%	$5.54

City National Rochdale Multi-Asset Fund
Actual Fund Return
Class N	$1,000.00	$1,025.20	1.49%	$7.52
Servicing Class	1,000.00	1,026.50	1.24%	6.26

Hypothetical 5% Return
Class N	$1,000.00	$1,017.50	1.49%	$7.49
Servicing Class	1,000.00	1,018.75	1.24%	6.24

City National Rochdale Dividend & Income Fund
Actual Fund Return
Class N	$1,000.00	$1,049.80	1.11%	$5.67

Hypothetical 5% Return
Class N	$1,000.00	$1,019.40	1.11%	$5.59

City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,062.30	0.53%	$0.90
Class N	1,000.00	1,059.60	1.03%	5.29
Servicing Class	1,000.00	1,060.70	0.78%	4.01

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.29	0.53%	$2.67
Class N	1,000.00	1,019.80	1.03%	5.19
Servicing Class	1,000.00	1,021.04	0.78%	3.93

City National Rochdale Socially Responsible Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,014.20	0.87%	$4.37
Class N	1,000.00	1,013.90	1.11%	5.57

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.59	0.87%	$4.38
Class N	1,000.00	1,019.40	1.11%	5.59

City National Rochdale Emerging Markets Fund
Actual Fund Return
Class N	$1,000.00	$1,068.30	1.61%	$8.30

Hypothetical 5% Return
Class N	$1,000.00	$1,016.90	1.61%	$8.10
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 148

board approval of advisory and sub-advisory agreements
(Unaudited)

The Board of Trustees of City National Rochdale Funds (the “Trust”) is comprised of eight Trustees, six of whom are independent of the Trust’s investment adviser and sub-advisers (the “Independent Trustees”). On May 14, 2014, the Board and the Independent Trustees approved the following sub-advisory agreements:

•	A sub-advisory agreement between City National Rochdale, LLC (the “Adviser”) and Ashmore Investment Management Limited (“Ashmore”) with respect to the City National Rochdale Fixed Income Opportunities Fund (the “Fixed Income Opportunities Fund” or the “Fund”); and

•	A sub-advisory agreement between the Adviser and AllFinancial Partners II, LLC (“AllFinancial”) with respect to the Fund.

The sub-advisory agreements listed above are collectively referred to below as the “Agreements,” and Ashmore and AllFinancial are collectively referred to below as the “Sub-Advisers.”

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various investment advisory services proposed to be performed by each Sub-Adviser. In considering these matters, the Independent Trustees discussed the approval of the Agreements with management and in a private session with their independent counsel at which no representatives of the Adviser or the Sub-Advisers were present.

The Board reviewed extensive materials regarding investment results of each Sub-Adviser, advisory fee information, financial information with respect to each Sub-Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel who would be providing investment management services to the Funds. In addition, the Investment Committee of the Board of Trustees met with and reviewed presentations by representatives of Ashmore and AllFinancial.

In deciding to approve the Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. In addition, each Board member did not necessarily attribute the same weight to each matter. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

Ashmore Investment Management Limited

Nature, Extent and Quality of Services

In reviewing the services to be provided by Ashmore to the Fund, the Board considered a variety of matters, including the background, education and experience of Ashmore’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and ability to attract, motivate and retain capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also reviewed Ashmore’s investment philosophy and processes as well as its brokerage and trading practices, its disaster recovery and contingency planning, and its commitment and systems in place with regard to compliance with applicable laws and regulations.

The Board considered the composite performance of accounts managed by Ashmore using the same investment strategies Ashmore would use to manage its portion of the Fund. The Board observed that the annualized returns of the composite, which commenced August 2007, were higher than the returns of the JP Morgan Corporate Emerging Market Bond Index (CEMBI) Non-Investment Grade for the one-, three- and five-year and since inception periods ending December 31, 2013.

Sub-Advisory Fees, Benefits to Sub-Adviser and Economies of Scale

The Board reviewed the fees charged by Ashmore to two commingled funds that Ashmore manages using the same investment strategies it would use to manage its portion of the Fund, and noted that the asset-based fees charged by Ashmore to the commingled funds were greater than the management fees it would be charging with respect to the Fund, and that one of the commingled funds also paid a significant performance-based fee. The Board also considered the potential benefits to be received by Ashmore as a result of its relationship with the Fund generally, including sub-advisory fees paid to Ashmore and the intangible benefits of its association with the Fund and any favorable publicity arising in connection with the Fund’s performance. The Board considered that although neither the Fund’s advisory agreement nor the proposed Ashmore Agreement included fee breakpoints, the Adviser would retain no advisory fees with respect to the portion of the Fund to be managed by Ashmore

CITY NATIONAL ROCHDALE FUNDS | PAGE 149

board approval of advisory and sub-advisory agreements
(Unaudited)

and significant economies of scale were not likely to be realized by Ashmore at the Fund asset levels anticipated during the next several years of the Fund’s operations.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the proposed sub-advisory agreement, including the fees to be received by Ashmore, were fair and reasonable in light of the nature and quality of the services proposed to be provided by Ashmore to the Fund and its shareholders, and approved the sub-advisory agreement.

AllFinancial Partners II, LLC

Nature, Extent and Quality of Services

In reviewing the services to be provided by AllFinancial to the Fund, the Board considered a variety of matters, including the background, education and experience of AllFinancial’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and ability to attract, motivate and retain capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also reviewed information regarding AllFinancial’s advisory business and the advisory services it would be providing to the Fund with respect to the Fund’s investments in life insurance policies. The Board noted that AllFinancial would be recommending new life insurance policies to the Adviser for investment by the Fund, but that the Adviser would continue to make investment decisions with respect to the Fund’s investments in life insurance policies based on AllFinancial’s recommendations. The Board also reviewed information regarding AllFinancial’s commitment and systems in place with regard to compliance with applicable laws and regulations.

The Board considered the performance of the City National Rochdale Alternative Return Fund (the “Alternative Total Return Fund”), which commenced January 4, 2011, was expected to reorganize into the Fixed Income Opportunities Fund at the end of May 2014, and for which AllFinancial’s principal had provided investment recommendations. The Board noted that the Alternative Total Return Fund had outperformed the Barclay’s Intermediate Aggregate Bond Index plus 500 basis points for the one-year and since inception periods ending March 31, 2014, although the Alternative Total Return Fund had underperformed the S&P 500 Index by 13.39% and 0.71% for the same periods, respectively.

Sub-Advisory Fees, Benefits to Sub-Adviser and Economies of Scale

The Trustees considered that the Fixed Income Opportunities Fund would be AllFinancial’s only client and that therefore they did not have a basis for comparing the proposed fees to be paid to AllFinancial with respect to the portion of the Fund invested in life insurance policies with advisory fees charged by AllFinancial to other clients. The Board also considered the potential benefits to be received by AllFinancial as a result of its relationship with the Fund generally, including sub-advisory fees paid to AllFinancial and the intangible benefits of its association with the Fund and any favorable publicity arising in connection with the Fund’s performance. The Board considered that although neither the Fund’s advisory agreement with the Adviser nor the AllFinancial Agreement included fee breakpoints, the Adviser would not be retaining any portion of its advisory fee with respect to the Fund’s investment in life insurance policies and significant economies of scale were not likely to be realized by AllFinancial at the Fund asset levels anticipated during the next several years of the Fund’s operations.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the proposed sub-advisory agreement, including the fees to be received by AllFinancial, were fair and reasonable in light of the nature and quality of the services proposed to be provided by AllFinancial to the Fund and its shareholders, and approved the sub-advisory agreement.

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THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on City National Rochdale Funds, including charges and expenses, please call 1-888-889-0799 or go to citynationalrochdalefunds.com for a free prospectus. Read it carefully before you invest or send money.

CNR-SA-004-0700

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)*	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date:	June 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date:	June 8, 2015

By (Signature and Title)*	/s/ Eric Kleinschmidt
Eric Kleinschmidt,
Treasurer
Date:	June 8, 2015

* Print the name and title of each signing officer under his or her signature.